As filed with the Securities and Exchange Commission on November 30, 1995

                                                             File No. 33-62861

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

|_| Pre-Effective Amendment No. ___         |X| Post-Effective Amendment No. 1

                        (Check appropriate box or boxes.)


                Exact Name of Registrant as Specified in Charter:

SEPARATE ACCOUNT I
OF WASHINGTON NATIONAL                                     SCUDDER VARIABLE LIFE
INSURANCE COMPANY                                                INVESTMENT FUND

                  Address and Telephone Number (with Area Code)
                         of Principal Executive Offices:

300 Tower Parkway                                        Two International Place
Lincolnshire, Illinois  60069-3665             Boston, Massachusetts  02110-4103
(708) 793-3000                                                    (617) 295-2567

                     Name and Address of Agent for Service:

Craig R. Edwards, Esquire                                    Thomas F. McDonough
Washington National Insurance Company             Scudder, Stevens & Clark, Inc.
300 Tower Parkway                                        Two International Place
Lincolnshire, Illinois  60069-3665             Boston, Massachusetts  02110-4103

                         Copy of all communications to:

Frederick R. Bellamy, Esquire                          Caroline Pearson, Esquire
Sutherland, Asbill & Brennan                              Dechert Price & Rhoads
1275 Pennsylvania Avenue, N.W.                      Ten Post Office Square South
Washington, D.C.  20004-2404                   Boston, Massachusetts  02109-4603

Approximate Date of Proposed Public Offering:
As soon as possible after effectiveness of this registration statement

Calculation of Registration Fee under the Securities Act of 1933:
The Registrants hereby register an indefinite amount of their respective securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. No additional registration fee is required to be filed herewith because, pursuant to Rule 24f-2, an indefinite amount of units of interest in variable annuity contracts previously have been registered by Separate Account I of Washington National Insurance Company (File No. 2-81129) and an indefinite number of shares of beneficial interest previously have been registered by Scudder Variable Life Investment Fund (File No. 2-96461).

     It is proposed that this filing will become effective on December 30, 1995, pursuant to Rule 485(b) under the Securities Act of 1933.



                              CROSS REFERENCE SHEET
            Pursuant To Rule 481(a) Under the Securities Act Of 1933

Item of Form N-14                             Location in the Prospectus
-----------------                             --------------------------

1. Beginning of Registration Statement and    Cross Reference Sheet; Notice of Special Meeting of
   Outside Front Cover Page of Prospectus     Separate Account Voters

2. Beginning and Outside Back Cover Page of   Table of Contents
   Prospectus

3. Fee Table, Synopsis Information, and Risk  Synopsis; Principal Risk Factors; Comparison of Fees
   Factors                                    and Expenses

4. Information About the Transactions         The Proposed Transactions

5. Information About the Registrant           Information on the Separate Account and the Fund;
                                              Availability of Certain Other Information; Prospectus
                                              dated May 1, 1995, for Scudder Variable Life
                                              Investment Fund

6. Information About the Company Being        Information on the Separate Account and the Fund;
   Acquired                                   Availability of Certain Other Information; Prospectus
                                              dated May 1, 1995, for Separate Account I of
                                              Washington National Insurance Company

7. Voting Information                         Notice of Special Meeting of Separate Account Voters;
                                              General Information Regarding Proxy Solicitation;
                                              Voting of the Fund's Shares

8. Interest of Certain Persons and Experts    (Not Applicable)

9. Additional Information Required for        (Not Applicable)
   Reoffering by Persons Deemed to be
   Underwriters



Item of Form N-14                             Location in the Prospectus
-----------------                             --------------------------

10. Cover Page                                Outside Cover Page

11. Table of Contents                         Table of Contents

12. Additional Information about the          Statement of Additional Information dated May 1,
    Registrant                                1995, for Scudder Variable Life Investment Fund

13. Additional Information about the          Statement of Additional Information dated May 1,
    Company Being Acquired                    1995, for Separate Account I of Washington National
                                              Insurance Company

14. Financial Statements                      Statement of Additional Information  dated May 1, 1995,  for Separate
                                              Account I of Washington  National Insurance Company;  Semi-Annual Report dated
                                              June 30, 1995, for Separate Account I of Washington  National  Insurance  Company;
                                              Annual Report dated December 31, 1994, for Scudder Variable Life Investment Fund;
                                              Semi-Annual  Report dated June 30, 1995, for Scudder Variable Life Investment Fund

                                     PART A

             INFORMATION REQUIRED IN THE PROXY STATEMENT/PROSPECTUS

           Separate Account I of Washington National Insurance Company
                                300 Tower Parkway
                        Lincolnshire, Illinois 60069-3665

                                                         January __, 1996



Dear WN PLAN Variable Annuity Contract Owner:


     Washington National Insurance Company is pleased to announce improvements planned for your WN PLAN variable annuity contract. Since these improvements must be voted on and approved by the contract owners, a proxy statement and proxy card are enclosed. It is very important that you sign and return the proxy card in the enclosed envelope.

     The proposal offers several advantages to you as an investor in the Separate Account:

     .    experienced mutual fund management

     .    enhanced diversification of investments

     .    immediate reduction in fees

     .    more investment options

     Under the proposed plan, your contract values would be invested in mutual fund portfolios managed by Scudder, Stevens & Clark, Inc. ("Scudder"). Scudder, which was founded in 1919, is one of the oldest and most experienced investment counsel firms in the United States with assets under management aggregating in excess of $90 billion. Directly or through affiliates, Scudder provides investment advice to over 50 mutual fund portfolios. Due to the larger size of the portfolios of Scudder Variable Life Investment Fund that have been selected to replace the Sub-Accounts of Separate Account I, Scudder can afford the potential for greater diversification of assets and a lower fee structure than is presently the case with Separate Account I. In addition, you will have the availability of a fourth investment option in which to further diversify your investment dollars.

     These proposed improvements are described in the enclosed proxy statement. Please read it carefully, then sign and return the proxy card. A postage paid envelope is enclosed for your convenience. YOUR VOTE IS IMPORTANT. Thank you.


                                             Sincerely,



                                             James E. Dresmal
                                             Chairman of the Board of Directors

                               SEPARATE ACCOUNT I
                                       OF
                      WASHINGTON NATIONAL INSURANCE COMPANY

NOTICE OF SPECIAL MEETING OF SEPARATE ACCOUNT VOTERS to be held February 15,
1996

     A Special Meeting of persons (the "Separate Account Voters") entitled to vote in respect of Separate Account I of Washington National Insurance Company (the "Separate Account") will be held at the Home Office of Washington National Insurance Company ("Washington National") at 300 Tower Parkway in Lincolnshire, Illinois, at __:___ __.m. Central Time, on Thursday, February 15, 1996, for the following purposes:

1. To approve an Asset Transfer Agreement and Plan of Reorganization ("the Agreement") and a set of transactions (the "Transactions") whereby the Separate Account (presently a management investment company comprised of three divisions or "Sub-Accounts" investing directly in securities and other instruments) will be reconstituted as a unit investment trust (the "Continuing Separate Account") comprised of the same three Sub-Accounts, each of which will invest all of its assets in a corresponding investment portfolio (an "Eligible Portfolio") of Scudder Variable Life Investment Fund (the "Fund"), which will serve as the underlying investment vehicle for and the continuation of the Sub-Accounts' investment portfolios. If the Transactions are approved by the Separate Account Voters, then, immediately following the restructuring of the Separate Account, the Separate Account Voters will have beneficial interests in the same number of units in each Sub-Account of the Continuing Separate Account as they owned in that Sub-Account of the Separate Account immediately prior to the Transactions.

2. To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The proposed Transactions are discussed in detail in the remainder of the Proxy Statement/Prospectus dated January __, 1996, that accompanies this Notice.

     The close of business on December 31, 1995, is the record time for the determination of the number of votes entitled to be cast at the Special Meeting and the determination of the Separate Account Voters entitled to notice of, and to vote at, the Special Meeting and any adjournments thereof.

                                    BY ORDER OF THE BOARD OF DIRECTORS
                                    OF THE SEPARATE ACCOUNT

Lincolnshire, Illinois
January __, 1996                    ____________________________________________
                                    Craig R. Edwards, Secretary
                                    Separate Account I of Washington National
                                    Insurance Company

                  Proxy Statement of                    January ___, 1996

                  SEPARATE ACCOUNT I
                         OF
        WASHINGTON NATIONAL INSURANCE COMPANY



                  Prospectus of                              and
      SCUDDER VARIABLE LIFE INVESTMENT FUND    SEPARATE ACCOUNT I OF WASHINGTON
                                                   NATIONAL INSURANCE COMPANY
                Two International Place                300 Tower Parkway
           Boston, Massachusetts 02110-4103    Lincolnshire, Illinois 60069-3665
                   (617) 295-1000                       (708) 793-3000

     The variable component of your WN Plan deferred annuity contract (the "Contract") is invested in Separate Account I of Washington National Insurance Company (the "Separate Account"), which is a management investment company comprised of three Sub-Accounts (i.e., the Bond Sub-Account, the Short-Term Portfolio Sub-Account, and the Stock Sub-Account). If the Transactions are approved, the Separate Account will be converted into a unit investment trust (the "Continuing Separate Account") comprised of the same three Sub-Accounts. Upon completion of the Transactions, the Bond Sub-Account, the Short-Term Portfolio Sub-Account, and the Stock Sub-Account of the Continuing Separate Account will each invest all of its assets exclusively in shares of the Bond Portfolio, the Money Market Portfolio, and the Capital Growth Portfolio, respectively, of Scudder Variable Life Investment Fund (the "Fund"). Only these three Portfolios of the Fund (the "Eligible Portfolios") will be available under the Contracts immediately following the Transactions. Shortly thereafter, however, Washington National Insurance Company intends to make available a fourth Sub-Account of the Continuing Separate Account, which Sub-Account will invest all of its assets in the Growth and Income Portfolio of the Fund.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------
                                     - 1 -

     Each Sub-Account of the Separate Account and its corresponding Portfolio of the Fund have similar investment objectives:

o The investment objective of the Bond Sub-Account of the Separate Account is to obtain as high a level of current income as possible while preserving capital. The Bond Portfolio of the Fund pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities.

o The investment objective of the Short-Term Portfolio Sub-Account of the Separate Account is to obtain a moderate level of current income, consistent with liquidity and preservation of capital. The Money Market Portfolio of the Fund seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

o The investment objective of the Stock Sub-Account of the Separate Account is to achieve long-term capital growth through capital appreciation and income. The Capital Growth Portfolio of the Fund seeks to maximize long-term capital growth through a broad and flexible investment program.

     This combination Proxy Statement and Prospectus concisely sets forth information about the Transactions and the proposed future operation of the Continuing Separate Account which the persons entitled to vote in respect of the Separate Account (the "Separate Account Voters") should know before casting their votes. This Proxy Statement/Prospectus should be retained for future reference.

     A Statement of Additional Information dated January __, 1996, relating to matters covered in this Proxy Statement/Prospectus has been filed with the Securities and Exchange Commission and is incorporated herein by reference. That Statement is available upon oral or written request and without charge. The Separate Account will also furnish, without charge, a copy of its Annual Report dated December 31, 1994, and its Semi-Annual Report dated June 30, 1995, to a Separate Account Voter upon request. Such a request (for the

Statement and/or the Annual Report and Semi-Annual Report) should be directed to Washington National Insurance Company, Life and Annuity Administration, 300 Tower Parkway, Lincolnshire, Illinois 60069-3665 (telephone 800-933-5432). Other inquiries about the Separate Account should be directed to Washington National Insurance Company at the same address or telephone number.



                                            Proxy Statement/Prospectus

                                                 TABLE OF CONTENTS
                                                                                                               Page
GENERAL INFORMATION REGARDING PROXY SOLICITATION................................................................  5

SYNOPSIS .......................................................................................................  7

PRINCIPAL RISK FACTORS..........................................................................................  8

THE PROPOSED TRANSACTIONS.......................................................................................  9
         DESCRIPTION OF THE TRANSACTIONS........................................................................  9
         COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES....................................................... 12
         COMPARISON OF FEES AND EXPENSES........................................................................ 19
         REASONS FOR THE TRANSACTIONS........................................................................... 26
         ACTUAL AND PRO FORMA CAPITALIZATION.................................................................... 28
         COMPARATIVE PERFORMANCE................................................................................ 29

INFORMATION ON THE SEPARATE ACCOUNT AND THE FUND................................................................ 31
         MANAGEMENT OF THE SEPARATE ACCOUNT AND THE FUND........................................................ 32
         ORGANIZATION AND OPERATION OF THE FUND................................................................. 34
                  Characteristics of the Fund's Shares.......................................................... 34
                  Dividends, Distributions, and Taxes........................................................... 36
                  Voting of the Fund's Shares................................................................... 37
                  Certain Ownership Interests................................................................... 39
         DIVISIONS OF THE SEPARATE ACCOUNT AND THE FUND......................................................... 40
                  Sub-Accounts of the Separate Account.......................................................... 40
                  Portfolios of the Fund........................................................................ 41
         SALE OF THE CONTRACTS AND FUND SHARES.................................................................. 42
         DEDUCTIONS, CHARGES, FEES, AND EXPENSES................................................................ 43
                  Deductions and Charges Under the Contracts.................................................... 43
                  Fees and Expenses of the Fund................................................................. 47
         SUPPLEMENTARY FINANCIAL INFORMATION.................................................................... 48
                  Condensed Financial Information for the Separate Account...................................... 48
                  Financial Highlights for the Fund............................................................. 49

AVAILABILITY OF CERTAIN OTHER INFORMATION....................................................................... 50

OTHER MATTERS................................................................................................... 51

FORM OF PROXY

APPENDIX A --       FORM OF ASSET TRANSFER AGREEMENT AND PLAN OF REORGANIZATION

APPENDIX B --       PROSPECTUS DATED MAY 1, 1995, FOR SEPARATE ACCOUNT I OF
                    WASHINGTON NATIONAL INSURANCE COMPANY

APPENDIX C --       PROSPECTUS DATED MAY 1, 1995, FOR SCUDDER VARIABLE LIFE INVESTMENT
                    FUND

                GENERAL INFORMATION REGARDING PROXY SOLICITATION

     This Proxy Statement/Prospectus is furnished in connection with the solicitation by the Board of Directors of Separate Account I of Washington National Insurance Company (the "Separate Account") of proxies for use at a Special Meeting of persons (the "Separate Account Voters") entitled to vote in respect of the group and individual deferred variable annuity contracts (the "Contracts") issued by Washington National Insurance Company ("Washington National") and funded by the Separate Account, as discussed in the foregoing notice.

     If the enclosed proxy is executed and returned, it may nevertheless be revoked at any time before its exercise by written notice to Washington National or by vote in person at the Special Meeting. A later-dated proxy received by Washington National will revoke a prior proxy. The expenses of the proxy solicitation, which will be by mail but may also be by telephone, telegraph, or personal interview conducted by personnel of Washington National, will be paid by Washington National. Such expenses are expected to be approximately $_____________________.

     The rules governing the Separate Account provide that the number of votes which may be cast with respect to a Contract before Annuity Payments begin will be determined by the number of units credited to the owners of Contracts ("Contract Owners"). After Annuity Payments begin, the number of votes which an Annuitant may cast is based on the reserve credited to the Contract and held in the Separate Account under the variable annuity Settlement Option in effect, divided by the Accumulation Unit value for the particular Sub-Account.

     As of December 31, 1995, there were __________ votes entitled to be cast at the Special Meeting, including __________ votes in respect of the Bond Sub-Account, __________ votes in respect of the Short-Term Portfolio Sub-Account, and __________ votes in respect of the Stock Sub-Account.

     Before Annuity Payments begin, Contract Owners have the right to vote at the Special Meeting. After Annuity Payments begin under a Contract, the Annuitant has the right to vote at the Special Meeting. Participants under a group Contract may have the right to instruct Contract Owners as to votes attributable to their respective interests in the Separate Account.

     All proxies executed and returned to Washington National will be voted in accordance with instructions marked thereon. If instructions are not marked thereon, proxies for each Separate Account Voter will be voted FOR the proposals to be voted on at the Special Meeting.

     Approval of the Asset Transfer Agreement and Plan of Reorganization (the "Agreement") and the set of related transactions (the "Transactions") requires, with respect to each of the three Sub-Accounts, the affirmative vote of the lesser of (a) 67% of the votes cast at the Special Meeting, if more than 50% of the total eligible votes are present in person or by proxy, or (b) more than 50% of the total eligible votes. The Transactions must be approved by the requisite vote of the Separate Account Voters of each Sub-Account as a prerequisite to its implementation.

     By virtue of Washington National's beneficial ownership of more than 25% of the voting securities of each Sub-Account of the Separate Account (i.e., __.__% of the Bond Sub-Account, __.__% of the Short-Term Portfolio Sub-Account, and __.__% of the Stock Sub-Account as of December 31, 1995), Washington National and its parent company, Washington National Corporation ("WNC"), may each be deemed to control the Separate Account. In making this statement, neither Washington National nor WNC nor the Separate Account acknowledges the existence of such control. Indeed, Washington National will vote those units of beneficial interest in any Sub-Account which are attributable to Contracts owned by Washington National, or for which no timely voting instructions are received by Washington National, in the same proportion as the units for which timely voting instructions are received under other Contracts. Washington National, an Illinois corporation, is a wholly-owned subsidiary of WNC, a Delaware corporation, both of which are located at 300 Tower Parkway, Lincolnshire, Illinois 60069-3665.

     If a sufficient number of votes is not represented at the Special Meeting to approve the Transactions, the Special Meeting may be adjourned for the purpose of further proxy solicitation, or for any other purpose. Unless otherwise instructed, proxies will be voted in favor of any adjournment. At any subsequent reconvening of the meeting, proxies will (unless previously revoked) be voted in the same manner as they would have been voted at the original meeting.

                                    SYNOPSIS

     The Board of Directors of the Separate Account has authorized the reorganization of the Separate Account from a management investment company into a unit investment trust, which shall be comprised of the same three Sub-Accounts that currently comprise the Separate Account. All of the assets of the Bond Sub-Account, Short-Term Portfolio Sub-Account, and Stock Sub-Account of the Separate Account will be invested in the Bond Portfolio, Money Market Portfolio, and Capital Growth Portfolio, respectively, of the Fund. The Fund is a management investment company (commonly known as a "mutual fund") that is not affiliated with the Separate Account or Washington National and that is advised by Scudder, Stevens & Clark, Inc. ("Scudder"). The current investment objectives and policies of the Bond Sub-Account, Short-Term Portfolio Sub-Account, and Stock Sub-Account of the Separate Account are similar to the investment objectives and policies of the Bond Portfolio, Money Market Portfolio, and Capital Growth Portfolio, respectively, of the Fund.

     Washington National will assume all costs and expenses associated with effecting the Transactions that might otherwise be borne by the Separate Account; the Fund bears its own costs and expenses in this regard. The charges provided for in the Contracts will not increase as a result of the Transactions, and in certain cases may be reduced. Contingent deferred sales charges, financial accounting service charges, and annuity rate guarantee deductions under the Contracts will remain unchanged. There will be no change in the value of your Contract and no change in your benefits under the Contract. Exchange rights, redemption procedures, and other features of the Contracts will not be affected by the Transactions. Washington National believes that the Transactions will result in no adverse tax consequences to owners of Contracts ("Contract Owners").

                             PRINCIPAL RISK FACTORS

     The principal risk factors involved in investing in the Continuing Separate Account and the Fund will be substantially similar to the principal risk factors currently associated with investing in the Separate Account. Those risk factors are that the investments made by the Fund's investment adviser may not appreciate in value or will, in fact, lose value. Specifically, the investments are subject to three general types of investment risks: financial risk, which refers to the ability of the issuer of a security to pay principal and interest when due or to maintain or increase dividends; market risk, which refers to the degree to which the price of a security will react to changes in conditions in the securities markets and to changes in the overall level of interest rates; and current income volatility, which refers to the degree to which and the timing by which changes in the overall level of interest rates or, in the case of certain derivative instruments, other underlying economic variables or indices affect the current income from an investment.

     In addition, by investing in the Continuing Separate Account and the Fund, Contract Owners will become exposed to certain additional risk factors that are not currently associated with investing in the Separate Account. For example, one or more Eligible Portfolios may fail to qualify as a regulated investment company in any particular year and may thereby incur Federal income tax liability. This would adversely affect the investment performance of the disqualified Portfolios and therefore the investment performance of the corresponding Sub-Accounts of the Continuing Separate Account. Also, the Fund's shares of beneficial interest currently are, and will continue to be, owned by separate accounts of other insurance companies ("Participating Insurance Companies") to fund variable annuity contracts and variable life insurance policies. While it is conceivable that, in the future, it may be disadvantageous to the Continuing Separate Account to be invested in the Fund simultaneously with such other separate accounts, Washington National and the Fund do not currently see any such disadvantages.

     Unlike the Sub-Accounts of the Separate Account, one or more Eligible Portfolios may invest in lower rated debt securities, foreign securities, forward contracts, and derivative instruments. Such investments typically involve greater risks than the Separate Account's investments. (See the Fund's prospectus dated May 1, 1995, which accompanies this Proxy Statement/Prospectus as Appendix C, for further discussion of the risk factors involved in investing in the Fund.)



                            THE PROPOSED TRANSACTIONS

                        DESCRIPTION OF THE TRANSACTIONS

     The Transactions involve the transfer of the net assets of each Sub-Account of the Separate Account to a corresponding Portfolio of the Fund in exchange for shares of beneficial interest in that Portfolio. If the Transactions are approved by the Separate Account Voters, the Separate Account will no longer hold securities and other instruments directly but rather will hold similar investments indirectly through the intermediate vehicle of the Fund. Those investments will be managed by Scudder instead of Washington National, the current investment manager of the Separate Account, and instead of NBD Bank, the current sub-adviser for the Stock Sub-Account.

     At present, the Separate Account is a diversified management investment company, as such companies are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). It is supervised by a Board of Directors having a majority of members who are not "interested persons" (i.e., who are drawn from outside) of Washington National, and each Sub-Account thereof invests in securities and other instruments in accordance with objectives outlined in a prospectus. (See the Separate Account's prospectus, dated May 1, 1995, which accompanies this Proxy Statement/Prospectus as Appendix B and is incorporated herein by reference.) If the Transactions are approved by the Separate Account Voters, the Separate Account would be restructured as a unit investment trust (the "Continuing Separate Account") that will continue to be subdivided into three Sub-Accounts, each now corresponding to, and investing solely in shares of beneficial interest in, a particular Portfolio of the Fund. (See the Fund's prospectus, dated May 1, 1995, which accompanies this Proxy
Statement/Prospectus as Appendix C and is incorporated herein by reference.) The value of a unit in each Sub-Account of the Continuing Separate Account will be based on the net asset value per share of the corresponding Portfolio of the Fund. The total value of the Accumulation Units a Contract Owner has in each Sub-Account of the Separate Account immediately prior to the Transactions is no different than the total value of the Accumulation Units the same Contract
Owner will have in that Sub-Account of the Continuing Separate Account immediately after the Transactions.

     Currently, the persons participating in the variable annuity portion of the Contracts look to the investment performance of the securities and other instruments held in the three Sub-Accounts of the Separate Account. After the Transactions are consummated, the Continuing Separate Account will have the same three Sub-Accounts, but such persons will look to the investment experience of the Fund's Portfolios corresponding to the chosen Sub-Accounts of the Continuing Separate Account. By offering Contract Owners the chance to choose among three of the Fund's Portfolios, the Continuing Separate Account will take a passive role with respect to the selection of the type or types of investments that will underlie a Contract Owner's variable annuity.

     At the time of the Transactions, all of the investment assets of each Sub-Account of the Separate Account, together with any related liabilities, are expected to be transferred to the corresponding Portfolio of the Fund in exchange for the number of shares of beneficial interest in that Portfolio which has an aggregate net asset value equal to, or based on, the market value of the transferred assets, less the principal amount of any transferred liabilities. (The market value of the transferred assets will be measured in compliance with Rule 22c-1 under the 1940 Act, as described on page 17 of the Separate Account's prospectus dated May 1, 1995, which accompanies this Proxy Statement/Prospectus as Appendix B.) The liabilities to be transferred from the Separate Account to the Fund may include certain charges and deductions under the Contracts which have been accrued but not yet paid and outstanding obligations under certain investment arrangements (e.g., repurchase agreements, borrowings, securities transactions before final settlement). Some of the assets of the Sub-Accounts may be liquidated prior to the Transactions to facilitate the transfer, but Washington National will pay any related brokerage commissions.

     Washington National, as the legal owner of the Fund's shares to be held in the Continuing Separate Account, will not realize taxable income as a result of any gain on the sale of those shares or as a result of distributions made by the Fund to Washington National, as described above, to the extent that such gains or distributions are reflected in variable annuity contract reserves. Washington National does not believe that it will recognize gain or loss in connection with the Transactions, but if it does, Washington National will not make any charge to the Continuing Separate Account or Contract Owners for federal income taxes resulting from recognition of any such gain.

     More information on the Transactions is contained in a document entitled "Asset Transfer Agreement and Plan of Reorganization," which has been approved and adopted by the Board of Directors of the Separate Account and entered into by Washington National (in its capacity as the insurance company of which the Separate Account is a part under state insurance law), the Separate Account, and the Fund. This document is attached to this Proxy Statement/Prospectus as Appendix A. Approval of the Transactions by the Separate Account Voters is a prerequisite to their implementation.

     The Transactions may be postponed from time to time or cancelled for any reason with the consent of the parties thereto. Washington National will pay all of the costs of the Transactions that might otherwise be borne by the Separate Account; the Fund bears all of its own expenses in this regard.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     In the opinion of Washington National and the Board of Directors of the Separate Account, the investment objectives, policies, and restrictions of the Bond Portfolio, the Money Market Portfolio, and the Capital Growth Portfolio of the Fund are not materially different from the investment objectives, policies, and restrictions which have guided the Bond Sub-Account, the Short-Term Portfolio Sub-Account, and the Stock Sub-Account, respectively, of the Separate Account, with the following exception: Currently, the Separate Account's policies are to invest directly in individual securities selected by Washington National, its investment manager, and by NBD Bank, its sub-adviser for the Stock Sub-Account. Specifically, it is currently a fundamental investment policy that no Sub-Account of the Separate Account may have more than 5% of its assets invested in any one investment company, have a total of more than 10% of its assets invested in investment company securities, or own more than 3% of the outstanding voting securities of any one investment company. Approval of the Transactions by the Separate Account Voters will be an approval of a change in the investment objectives, policies, and restrictions of the Sub-Accounts of the Separate Account to require investment entirely and solely in specific mutual fund portfolios.

     In addition to this material difference, there are several other differences between the investment objectives, policies, and restrictions of the Sub-Accounts of the Separate Account and the investment objectives, policies, and restrictions of the corresponding Portfolios of the Fund. Noteworthy among these differences are the following:

o    Bond Sub-Account compared to Bond Portfolio

     -- The Bond Sub-Account invests at least 85% of its assets in U.S. Government and other debt securities within the four highest bond rating categories. The Bond Portfolio invests at least 65% of its assets in U.S. Government and other debt securities, up to 20% of which may be in below-investment grade bonds.

     -- The Bond Sub-Account may invest up to 10% of its assets in real estate. The Bond Portfolio may not invest in real estate.

     -- The Bond Sub-Account may not invest in restricted or foreign securities and may not purchase put or call options or combinations thereof. The Bond Portfolio may invest in foreign securities (including up to 20% of its assets in non-U.S. dollar-denominated foreign debt securities) and may use forward contracts and other derivative instruments in managing its investment portfolio.

o    Short-Term Portfolio Sub-Account compared to Money Market Portfolio

     -- The Short-Term Portfolio Sub-Account does not maintain a stable net asset value. The Money Market Portfolio seeks to maintain a stable net asset value at $1.00 per share.


     -- Instruments purchased by the Short-Term Portfolio Sub-Account must have a maturity date of sixty (60) days or less, and portfolio maturity may vary. Instruments purchased by the Money Market Portfolio may have remaining maturities of 397 calendar days or less and must maintain an average portfolio maturity of ninety (90) days or less. Unlike the Short-Term Portfolio Sub-Account, the Money Market Portfolio is subject to the credit and quality limitations of Rule 2a-7 under the 1940 Act.

o    Stock Sub-Account compared to Capital Growth Portfolio

     -- The Stock Sub-Account may invest up to 10% of its assets in real estate. The Capital Growth Portfolio may not invest in real estate.

     -- The Stock Sub-Account may invest in debt securities in the form of investment-grade debt obligations and securities convertible into common stock, and may invest in debt instruments for temporary purposes. The Capital Growth Portfolio may invest up to 20% of its net assets in intermediate- to longer-term, convertible and non-convertible debt securities (including up to 5% of its assets in debt securities rated below investment-grade), and may also invest up to 25% of its assets in short-term debt instruments in order to reduce risk.

     -- The Stock Sub-Account may not invest in restricted or foreign securities and may not purchase put or call options or combinations thereof. The Capital Growth Portfolio may invest without limit (except the limit applicable to debt securities generally) in U.S. dollar-denominated foreign debt securities and up to 25% of its assets in non-U.S. dollar-denominated equity securities of foreign issuers and may use forward and futures contracts, put and call options and other derivative instruments in managing its investment portfolio.

     Certain investment policies and restrictions of the Separate Account and certain investment restrictions of the Fund are fundamental and therefore may not be changed with respect to a Sub-Account or Portfolio, respectively, without the approval of a majority of the outstanding voting securities of that Sub-Account or Portfolio. For this purpose, a majority of the outstanding voting securities means the lesser of (A) 67% of the voting securities present at a meeting of the security holders of the Sub-Account or Portfolio, if the holders of more than 50% of the outstanding voting securities thereof are present or represented by proxy, or (B) more than 50% of the outstanding voting securities of the Sub-Account or Portfolio. The following table compares the fundamental policies and restrictions of the Separate Account to the fundamental restrictions of the Fund:


                  The Separate Account                                          The Fund
 ---------------------------------------------------------------------------------------------------------------
 The assets of the Bond and Stock  Sub-Accounts  will be     (No comparable fundamental investment restriction)
 kept fully  invested,  except  that cash may be kept on
 hand  for  the  following   purposes:   (1)  to  handle
 redemptions;  (2)  pending  reinvestment;   (3)  during
 periods   warranting   a  more   defensive   investment
 position,  a larger  proportion  of the  assets  of the
 appropriate  Sub-Account may be temporarily  maintained
 in cash of may be  placed in money  market  instruments
 or   short-term   fixed  income   securities;   or  (4)
 temporarily,   to   take  a   defensive   position   if
 warranted by market  conditions.

 With  respect to 75% of the value of its total  assets,      With  respect  to 75% of the value of the  assets of a
 the  Separate  Account  will not invest more than 5% of      Portfolio,   the  Fund  may  not,  on  behalf  of  any
 the  value of the  assets  in the  securities  of,  nor      Portfolio,  invest  more  than 5% of the  value of the
 acquire  more  than  10%  of  the  outstanding   voting      Portfolio's  total  assets  in the  securities  of any
 securities  of,  any one  issuer  except  those  of the      one issuer,  except U.S. Government  securities,  and,
 United    States    Government,    its   agencies   and      with  respect  to  100%  of the  value  of  the  total
 instrumentalities.   25%  of  the  Separate   Account's      assets  of a  Portfolio,  the Fund may not,  on behalf
 assets  may be  invested  in the  securities  of one or      of any  Portfolio,  invest  more than 25% of the value
 more issuers without regard for those limitations.           of the  Portfolio's  total assets in the securities of
                                                              any one  issuer,  except U.S.  Government  securities.
                                                              The  Fund  may  not,  on  behalf  of  any   Portfolio,
                                                              purchase  the   securities   of  any  issuer  if  such
                                                              purchase  would  cause  more  than  10% of the  voting
                                                              securities of such issuer to be held by a Portfolio.



                  The Separate Account                                          The Fund
 ---------------------------------------------------------------------------------------------------------------
 The  Separate  Account  reserves the right to invest up      The  Fund  may  not,  on  behalf  of  any   Portfolio,
 to  10%  of the  total  assets  of  each  of  the  Sub-      purchase  and sell real  estate  (though it may invest
 Accounts,  other  than the  Short-Term  Portfolio  Sub-      in securities  of companies  which deal in real estate
 Account,  in interests in real  estate.  Purchases  and      and in other  permitted  investments  secured  by real
 sales may be made by the  Sub-Accounts,  other than the      estate).
 Short-Term Portfolio  Sub-Account,  of securities which
 invest   or  deal  in  oil,   gas  or   other   mineral
 exploration  or  development  programs  or real  estate
 and real estate trusts.

 Loans will not be made except  through the  acquisition      The Fund may not,  on  behalf of any  Portfolio,  make
 of a  portion  of  an  issue  of  publicly  distributed      loans  to other  persons,  except  loans of  portfolio
 bonds,  debentures,  or other evidences of indebtedness      securities  and loans to the extent that the  purchase
 of  a  type  customarily   purchased  by  institutional      of   debt   obligations   in   accordance   with   its
 investors  and  except  that money  market  instruments      investment  objectives  and  policies  and  the  entry
 including  repurchase  agreements  may be acquired  and      into  repurchase   agreements  may  be  deemed  to  be
 held as  permitted  in  accordance  with  the  Separate      loans.   The   Fund  may  not,   on   behalf   of  any
 Account's    investment    objectives   and   policies.      Portfolio,   enter  into   repurchase   agreements  or
 Investments in repurchase  agreements  maturing in more      purchase  any  securities  if,  as a  result  thereof,
 than  seven  days and in  interests  in  non-marketable      more  than  10% of the  total  assets  of a  Portfolio
 real  estate  or any  other  illiquid  asset  will  not      (taken at market  value)  would be, in the  aggregate,
 exceed 10% of the total assets of any  Sub-Account.          subject  to  repurchase  agreements  maturing  in more
                                                              than   seven   days   and   invested   in   restricted
                                                              securities  or   securities   which  are  not  readily
                                                              marketable.

 No  investment  will be made in the  securities  of any      (No comparable fundamental investment restriction)
 issuer for the  purpose  of  exercising  management  or
 control.

 Investments  will not be made in  restricted or foreign      (No comparable fundamental investment restriction)
 securities,   except  that  the  Short-Term   Portfolio
 Sub-Account   may  acquire   certificates   of  deposit
 issued by U.S.  branches  of foreign  banks and foreign
 branches of U.S.  banks,  and  commercial  paper issued
 by  foreign   corporations,   assuming  proper  rating,
 provided  that no more  than 25% of the  assets  of the
 Sub-Account  will  be  so  invested  at  the  time  the
 investment is made.

 No   securities   owned  or  held  will  be  mortgaged,      The  Fund  may  not,  on  behalf  of  any   Portfolio,
 pledged,  hypothecated,  or in any  manner  transferred      pledge,  mortgage,  or hypothecate its assets,  except
 as security for indebtedness.                                that,   to  secure   borrowings   permitted  by  these
                                                              investment  restrictions,  it  may  pledge  securities
                                                              having  a  market  value  at the  time of  pledge  not
                                                              exceeding  15% of the  value  of a  Portfolio's  total
                                                              assets and except in  connection  with the  writing of
                                                              covered  call  options  and the  purchase  and sale of
                                                              futures contracts and options  on futures contracts.


                  The Separate Account                                          The Fund
 ---------------------------------------------------------------------------------------------------------------
 Senior securities will not be issued.                   The Fund may not, on behalf of any Portfolio, issue
                                                         senior securities, except as appropriate to evidence
                                                         indebtedness which a Portfolio is permitted to incur
                                                         pursuant to these investment restrictions and except
                                                         for  shares of various additional series which may
                                                         be  established by the Trustees.

 Investments will not be concentrated in any             (No comparable fundamental investment restriction)
 geographical area of the United States (such as
 northeastern states, mid-western states, etc.).

 No more than 25% of the total assets of any Sub-        The Fund may not, on behalf of any Portfolio,
 Account will be invested in any one industry other      purchase  securities if such purchase would cause
 than obligations of the U.S. Government, its  agencies  more than 25%  in the aggregate of the market value
 and instrumentalities, or bank certificates  of         of the total assets  of a Portfolio at the time of
 deposit, bankers' acceptances, or instruments  secured  such purchase to be  invested in the securities of
 by these money market instruments.                      one or more issuers having  their principal business
                                                         activities in the same industry,  provided that there
                                                         is no limitation in respect to  investments in
                                                         obligations issued or guaranteed by the  U.S.
                                                         Government or its agencies or instrumentalities  (for
                                                         the purpose of this restriction, telephone companies
                                                         are considered to be a separate industry from gas
                                                         and  electric public utilities, and wholly-owned
                                                         finance  companies are considered to be in the
                                                         industry of their  parents if their activities are
                                                         primarily related to  financing the activities of the
                                                         parents).

 The Separate Account may borrow money for  temporary    The Fund may not, on behalf of any Portfolio, borrow
 or emergency purposes up to an amount  equal to 5% of   money except from banks as a temporary measure for
 the value of the Separate Account at  the time of       extraordinary or emergency purposes (each Portfolio
 borrowing.  All borrowings will be  unsecured.          is  required to maintain asset coverage (including
                                                         borrowings) of 300% for all borrowings) and no
                                                         purchases of securities for a Portfolio will be made
                                                         while borrowings of that Portfolio exceed 5% of the
                                                         Portfolio's assets (the payment of interests on
                                                         borrowings by a Portfolio will reduce that
                                                         Portfolio's  income).  (In addition, the Board of
                                                         Trustees has  adopted a policy whereby each Portfolio
                                                         of the Fund  may borrow up to 10% of its total
                                                         assets; provided,  however, that each Portfolio may
                                                         borrow up to 25% of  its total assets for
                                                         extraordinary or emergency purposes,  including the
                                                         facilitation of redemptions.)

 Securities of other issuers will not be underwritten,   The Fund may not, on behalf of any Portfolio, act as
 nor will the Separate Account purchase the  securities  underwriter of the securities issued by others,
 of other issuers that might later be  deemed to be      except to  the extent that the purchase of securities
 underwritten by the Separate  Account.                  in accordance  with its investment objective and
                                                         policies directly from  the issuer thereof and the
                                                         later disposition thereof may  be deemed to be
                                                         underwriting.

                                     - 16 -


                 The Separate Account                                          The Fund
 ---------------------------------------------------------------------------------------------------------------
 No purchase will be made of commodities or  commodity   The Fund may not, on behalf of any Portfolio,
 contracts.                                              purchase  and sell commodities or commodities
                                                         contracts, except  debt securities futures contracts
                                                         and securities index  futures contracts and options
                                                         thereon.

 Short sales, purchases on margin, or purchases of  put  The Fund may not, on behalf of any Portfolio,
 or call options or combinations thereof will not  be    purchase  securities on margin or make short sales
 made.                                                   unless, by  virtue of its ownership of other
                                                         securities, it has the  right to obtain securities
                                                         equivalent in kind and amount  to the securities sold
                                                         and, if the right is conditional, the  sale is made
                                                         on the same conditions.  The Fund may  not, on behalf
                                                         of any Portfolio, purchase or sell any put  or call
                                                         options or any combination thereof, except that  the
                                                         Fund may purchase and sell options on futures
                                                         contracts on debt securities, options on securities
                                                         indexes and securities index futures contracts and
                                                         write  covered call option contracts on securities
                                                         owned by a  Portfolio, and may also purchase call
                                                         options for the  purpose of terminating its
                                                         outstanding obligations with  respect to securities
                                                         upon which covered call option  contracts have been
                                                         written (i.e., "closing purchase  transactions").

 Investments may be made in the securities of one  or    (Although the Fund has no comparable fundamental
 more investment companies; but no Sub-Account  may      investment restriction, Section 12(d)(1)(A) of the
 have more than 5% of its assets invested in  any one    1940  Act imposes essentially these same limitations
 investment company, have a total of more  than 10% of   on each  Portfolio.)
 its assets invested in investment  company securities,
 not own more than 3% of the  total outstanding voting
 securities of any one  investment company.

 (Although the Separate Account has no comparable        The  Fund  may  not,  on  behalf  of  any   Portfolio,
 fundamental investment policy or restriction,  Section  participate  on a joint or a joint and  several  basis
 17(d) of the 1940 Act imposes essentially  these same   in any  trading  account  in  securities,  but may for
 limitations on each Sub-Account with  respect to        the purpose of possibly  achieving  better net results
 participation on a joint or a joint and  several basis  on   portfolio   transactions   or   lower   brokerage
 in a trading account in securities.   However, when     commission  rates join with other  investment  company
 Washington National believes it is  in the best         and  client   accounts   managed  by  Scudder  or  its
 interest of the Separate Account,  transactions for     affiliates  in  the  purchase  or  sale  of  portfolio
 the Separate Account may be  executed together with     securities.
 purchases or sales of the  same security for
 Washington National's fixed  account or for other
 accounts served by Washington  National.)


                   The Separate Account                                          The Fund
 ---------------------------------------------------------------------------------------------------------------
 (No comparable fundamental investment policy or         The Fund may not, on behalf of any Portfolio,
 restriction)                                            purchase  or retain securities of an issuer any of
                                                         whose officers,  directors, trustees or security
                                                         holders is an officer or  Trustee of the Fund or a
                                                         member, officer, director or  trustee of the
                                                         investment adviser of the Fund if one or  more of
                                                         such individuals owns beneficially more than
                                                         one-half of one percent (1/2 of 1%) of the shares or
                                                         securities or both (taken at market value) of such
                                                         issuer  and such individuals owning more than
                                                         one-half of one  percent (1/2 of 1%) of such shares
                                                         or securities  together own beneficially more than 5%
                                                         of such shares  or securities or both.

If the Transactions are approved by the Separate Account Voters, Contract Owners will lose the protections of certain fundamental policies and restrictions of the Separate Account (and become subject to additional investment risk) to the extent that the corresponding policies and restrictions of the Fund either are not fundamental (i.e., may be changed without the approval of a majority of the outstanding voting securities) or impose less severe limitations than those of the Separate Account.

     A more complete description of the investment objectives, policies, and restrictions of the Separate Account and the Fund is contained in their prospectuses dated May 1, 1995, which accompany this Proxy Statement/Prospectus as Appendices B and C, respectively.

COMPARISON OF FEES AND EXPENSES

         The overall costs to Contract Owners after the Transactions generally are not expected to be materially greater than they were before the Transactions and may be lower. The Fund offers and sells its shares to insurance company separate accounts at each Portfolio's net asset value per share without sales charge.

     Currently, four charges are imposed under the Contracts against Separate Account assets -- a 0.80% annuity rate guarantee deduction, a 0.35% financial accounting service charge, a 0.50% investment management fee, and a 0.20% charge for other expenses (these charges are the specified annual percentages of each Sub-Account's average daily net assets). In addition, a contract maintenance charge of $30 annually generally is also imposed under the Contracts. The charges for the annuity rate guarantees and financial accounting services are guaranteed not to increase. After the Transactions, the 0.80% annuity rate guarantee deduction and the 0.35% financial accounting service charge will continue to be imposed against the assets of the Separate Account (and the annual $30 contract maintenance charge will continue to be deducted from the accumulated value of the Contracts), but the 0.50% investment management fee and the 0.20% charge for other expenses will no longer be imposed against the assets of the Separate Account. Instead, Scudder, which is the investment adviser of the Fund, charges each of the Portfolios of the Fund a fee, which accrues daily, for its investment advisory services. Unlike the common level of the investment management fee currently incurred by all three Sub-Accounts of the Separate Account, the level of the Fund's investment advisory fee differs from one Portfolio to another (for 1994, 0.475% annually of the average daily net assets for the Bond Portfolio, 0.370% annually of the average daily net assets for the Money Market Portfolio, and 0.475% annually of the average daily net assets for the Capital Growth Portfolio). In addition, the Fund pays certain of its operating expenses and also makes payments to Scudder and to Scudder Investor Services, Inc. and Scudder Fund Accounting Corporation, both wholly-owned subsidiaries of Scudder, for clerical, accounting, and certain other services they may provide to the Fund. In 1994, these expenses and payments were 0.105% annually of the average daily net assets for the Bond Portfolio, 0.190% annually of the average daily net assets for the Money Market Portfolio, and 0.105% annually of the average daily net assets for the Capital Growth Portfolio.

         In total, the sum ("Total Portfolio Operating Expenses") of the investment advisory fee and these payments deducted in 1994 from the assets of each Eligible Portfolio of the Fund (0.58% for the Bond Portfolio, 0.56% for the

Money Market Portfolio, and 0.58% for the Capital Growth Portfolio) compares favorably to the 0.70% sum of the investment management fee and the charge for other expenses currently imposed against the assets of each Sub-Account of the Separate Account. In other words, the level of the charges currently imposed against the assets of all three Sub-Accounts of the Separate Account for investment management and other expenses exceeds the 1994 level of Total Portfolio Operating Expenses for all three Eligible Portfolios of the Fund. In addition, certain Participating Insurance Companies (including Washington National if the Transactions are consummated) have agreed to contribute to the capital of the Fund to the extent that the Total Portfolio Operating Expenses of any Eligible Portfolio exceed 0.75% of the average daily net assets of that Portfolio for any year of the Fund.

     The following comparative fee tables for the year ended December 31, 1994, illustrate, for each Sub-Account of the Separate Account: the current charges and deductions under the Contract; the fees and expenses of the corresponding Portfolio of the Fund; and the charges and deductions under the Contract (including the fees and expenses of the Fund) restated as if the Transactions had been consummated at the beginning of 1994:




                                        BOND SUB-ACCOUNT and BOND PORTFOLIO
                                        -----------------------------------

COMPARATIVE FEE TABLE                                             The                                   Continuing
(for the year ended December 31, 1994)                     Separate Account       The Fund (A)       Separate Account
                                                           ----------------       ------------       ----------------
                                                               (current)           (current)           (pro forma)

Contract Owner Transactions Expenses

  Sales Load Imposed on Purchases                        $        ---          $       ---         $        ---

  Maximum Contingent Deferred Sales Load (as a
    percentage of Accumulated Value withdrawn)                    6%                   ---                  6%

  Transfer Fee                                           $        ---          $       ---         $        ---


Annual Contract Fee                                      $30 per Contract      $       ---         $30 per Contract


Separate Account Annual Expenses
(as a percentage of average account value)

  Management Fee                                                  0.50 %               ---                  ---

  Annuity Rate Guarantees                                         0.80 %               ---                  0.80 %

  Financial Accounting Fees                                       0.35 %               ---                  0.35 %

  Other Expenses (net charged to account) (B)                     0.20 %               ---                  ---
                                                                 -------             -------              -------

Total Separate Account Annual Expenses                            1.85 %               ---                  1.15 %


Scudder Variable Life Investment Fund
Annual Expenses
(as a percentage of average net assets)

  Management Fee                                                  ---                 0.475%               0.475%

  Other Expenses (after Reimbursement) (C)                        ---                 0.105%               0.095%
                                                                 -------             -------              -------

Total Portfolio Operating Expenses                                ---                 0.58 %               0.57 %
                                                                 -------             -------              -------

Total Separate Account and Portfolio Expense                      1.85 %              0.58 %               1.72 %
                                                                 =======             =======              =======
----------------------------

(A) The amounts for the Fund itself do not reflect the contract or policy charges, including sales load, and the separate account charges of any Participating Insurance Company.

(B) The amounts for "Other Expenses" are the amounts charged to the Bond Sub-Account of the Separate Account during 1994.

(C) The amounts for "Other Expenses" are the amounts charged to the Bond Portfolio of the Fund during 1994. Participating Insurance Companies investing in the Bond Portfolio of the Fund have agreed to reimburse the Bond Portfolio to the extent that its Total Portfolio Operating Expenses exceed 0.75% of its average net assets in a calendar year. If the Transactions are consummated, Washington National will have a similar reimbursement obligation in its agreements governing its participation in the Fund.




                            SHORT-TERM PORTFOLIO SUB-ACCOUNT and MONEY MARKET PORTFOLIO
                            -----------------------------------------------------------


COMPARATIVE FEE TABLE                                             The                                   Continuing
(for the year ended December 31, 1994)                     Separate Account       The Fund (A)       Separate Account
                                                           ----------------       ------------       ----------------
                                                               (current)           (current)           (pro forma)

Contract Owner Transactions Expenses

  Sales Load Imposed on Purchases                        $        ---          $       ---         $        ---

  Maximum Contingent Deferred Sales Load (as a
    percentage of Accumulated Value withdrawn)                    6%                   ---                  6%

  Transfer Fee                                           $        ---          $       ---         $        ---


Annual Contract Fee                                      $30 per Contract      $       ---         $30 per Contract


Separate Account Annual Expenses
(as a percentage of average account value)

  Management Fee                                                 0.50 %               ---                  ---

  Annuity Rate Guarantees                                        0.80 %               ---                 0.80 %

  Financial Accounting Fees                                      0.35 %               ---                 0.35 %

  Other Expenses (net charged to account) (B)                    0.20 %               ---                  ---
                                                                 ------             -------              -------

Total Separate Account Annual Expenses                           1.85 %               ---                 1.15 %


Scudder Variable Life Investment Fund
Annual Expenses
(as a percentage of average net assets)

  Management Fee                                                  ---                0.37 %               0.37 %

  Other Expenses (after Reimbursement) (C)                        ---                0.19 %               0.19 %

                                                                ------             -------              -------

Total Portfolio Operating Expenses                                ---                0.56 %               0.56 %

                                                                ------             -------              -------

Total Separate Account and Portfolio Expense                     1.85 %              0.56 %               1.71 %
                                                                 ======              ======               ======

-------------------
(A) The amounts for the Fund itself do not reflect the contract or policy charges, including sales load, and the separate account charges of any Participating Insurance Company.

(B) The amounts for "Other Expenses" are the amounts charged to the Short-Term Portfolio Sub-Account of the Separate Account during 1994.

(C) The amounts for "Other Expenses" are the amounts charged to the Money Market Portfolio of the Fund during 1994. Participating Insurance Companies investing in the Money Market Portfolio of the Fund have agreed to reimburse the Money Market Portfolio to the extent that its Total Portfolio Operating Expenses exceed 0.75% of its average net assets in a calendar year. If the Transactions are consummated, Washington National will have a similar reimbursement obligation in its agreements governing its participation in the Fund.




                                 STOCK SUB-ACCOUNT and CAPITAL GROWTH PORTFOLIO


COMPARATIVE FEE TABLE                                             The                                   Continuing
(for the year ended December 31, 1994)                     Separate Account       The Fund (A)       Separate Account
                                                           ----------------       ------------       ----------------
                                                               (current)           (current)           (pro forma)

Contract Owner Transactions Expenses

  Sales Load Imposed on Purchases                        $        ---          $       ---         $        ---

  Maximum Contingent Deferred Sales Load (as a
    percentage of Accumulated Value withdrawn)                    6%                   ---                  6%

  Transfer Fee                                           $        ---          $       ---         $        ---


Annual Contract Fee                                      $30 per Contract      $       ---         $30 per Contract


Separate Account Annual Expenses
(as a percentage of average account value)

  Management Fee                                                 0.50 %               ---                  ---

  Annuity Rate Guarantees                                        0.80 %               ---                  0.80 %

  Financial Accounting Fees                                      0.35 %               ---                  0.35 %

  Other Expenses (net charged to account) (B)                    0.20 %               ---                  ---
                                                                --------            --------              --------

Total Separate Account Annual Expenses                           1.85 %               ---                  1.15 %


Scudder Variable Life Investment Fund
Annual Expenses
(as a percentage of average net assets)

  Management Fee                                                  ---                0.475%               0.475%

  Other Expenses (after Reimbursement) (C)                        ---                0.105%               0.085%
                                                               --------            --------              --------

Total Portfolio Operating Expenses                                ---                0.58 %               0.56%
                                                               --------            --------              --------

Total Separate Account and Portfolio Expense                     1.85 %              0.58 %               1.71%
                                                                 ======              ======              =======


-------------------
(A) The amounts for the Fund itself do not reflect the contract or policy charges, including sales load, and the separate account charges of any Participating Insurance Company.

(B) The amounts for "Other Expenses" are the amounts charged to the Stock Sub-Account of the Separate Account during 1994.

(C) The amounts for "Other Expenses" are the amounts charged to the Capital Growth Portfolio of the Fund during 1994. Participating Insurance Companies investing in the Capital Growth Portfolio of the Fund have agreed to reimburse the Capital Growth Portfolio to the extent that its Total Portfolio Operating Expenses exceed 0.75% of its average net assets in a calendar year. If the Transactions are consummated, Washington National will have a similar reimbursement obligation in its agreements governing its participation in the Fund.

                                     EXAMPLE

     A. You would pay the following expenses on a $1,000 investment in your Contract, assuming a 5% annual return on assets:

          1.   If you surrender your Contract at the end of the applicable time period:*

                                                The Separate Account                  Continuing Separate Account
                                                --------------------                  ---------------------------
                                                     (current)                                (pro forma)

                                        1 year   3 years  5 years   10 years      1 year   3 years   5 years  10 years
                                       --------  -------- --------  --------      ------   -------   -------  --------
BOND SUB-ACCOUNT                         $ 73      $113     $156      $225         $ 72     $109      $149      $210

SHORT-TERM PORTFOLIO
SUB-ACCOUNT                              $ 73      $113     $156      $225         $ 72     $109      $149      $209

STOCK SUB-ACCOUNT                        $ 73      $113     $156      $225         $ 72     $109      $149      $209


* These expense amounts also apply if you annuitize your Contract under certain settlement options during the first five (5) Contract Years.

          2.   If you do not surrender your Contract:

                                                The Separate Account                  Continuing Separate Account
                                               --------------------                  ---------------------------
                                                     (current)                                (pro forma)
                                        1 year   3 years  5 years   10 years      1 year   3 years   5 years  10 years
                                       --------  -------- --------  --------      ------   -------   -------  --------
BOND SUB-ACCOUNT                         $ 19      $ 60     $103      $224         $ 18     $ 56      $96       $210

SHORT-TERM PORTFOLIO
SUB-ACCOUNT                              $ 19      $ 60     $103      $224         $ 18     $ 56      $96       $209

STOCK SUB-ACCOUNT                        $ 19      $ 60     $103      $224         $ 18     $ 56      $96       $209



         B.  A separate account would pay the following expenses on a $1,000 investment in the Fund, assuming a 5% annual return on assets:**

                                                      The Fund                                  The Fund
                                                      --------                                 ---------
                                                     (current)                                (pro forma)
                                        1 year   3 years  5 years   10 years      1 year   3 years   5 years  10 years
                                       --------  -------- --------  --------      ------   -------   -------  --------
BOND PORTFOLIO                            $ 6      $ 18     $ 32      $ 73          $ 6     $ 18      $ 32      $ 71

MONEY MARKET PORTFOLIO                    $ 6      $ 18     $ 31      $ 70          $ 6     $ 18      $ 31      $ 70

CAPITAL GROWTH
PORTFOLIO                                 $ 6      $ 19     $ 32      $ 73          $ 6     $ 18      $ 31      $ 70

** These expense amounts do not reflect the contract or policy charges, including sales load, and the separate account charges of any Participating Insurance Company.

--------------------------------------------------------------------------------
        THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR
         FUTURE EXPENSES, AND THE ACTUAL EXPENSES PAID MAY BE GREATER OR
                             LESS THAN THOSE SHOWN.
--------------------------------------------------------------------------------

REASONS FOR THE TRANSACTIONS

     If the Transactions are approved by the Separate Account Voters, each Sub-Account of the Continuing Separate Account will invest its assets indirectly through a corresponding Portfolio of the Fund rather than directly, as the Separate Account currently does.

     The Transactions should benefit Contract Owners by enabling them to participate in investment portfolios with investment objectives, policies and restrictions similar to the current investment objectives, policies, and restrictions of the Sub-Accounts of the Separate Account, but with a larger asset base than that currently held by each of the Sub-Accounts of the Separate Account. It is anticipated that the larger asset base will increase investment opportunities for and broaden diversification of the funding medium for the Contracts. It may also result in economies of scale with respect to operating expenses.

     Various legal and practical difficulties make it infeasible to use the Separate Account, as it is currently structured, as the funding vehicle for insurance products other than variable annuity contracts issued by Washington National. The Fund, however, currently is and will continue to be used for variable annuity contracts and variable life insurance policies issued by several Participating Insurance Companies. Therefore, more assets currently are available to be invested in the Fund than are available to be invested in the current Separate Account alone. Washington National and the Board of Directors of the Separate Account believe that this will result in economies of scale (particularly in view of the declining assets of the Separate Account under the current circumstances in which no new Contracts are being sold).

     In addition, Contract Owners may benefit from the breadth and depth of investment advisory expertise of Scudder, the investment adviser for the Portfolios of the Fund. As manager of Portfolios significantly larger than each Sub-Account of the Separate Account, Scudder may be able to expend larger resources cost-effectively to attain higher performance for these Portfolios although there is no guarantee that higher performance will be achieved.

     Using the Fund as a multiple-option investment vehicle for the Continuing Separate Account would facilitate the addition of new investment options, if the Board of Directors of Washington National should choose to do so in the future. It would be administratively simpler and less costly to add (and maintain) new investment options in the form of new unmanaged Sub-Accounts of the Continuing Separate Account (structured as a unit investment trust) investing in additional Portfolios of the Fund than to add new investment options in the form of new managed Sub-Accounts of the Separate Account (structured as a management investment company). Indeed, if the Transactions take place, then Washington National intends to make a fourth investment option available to Contract Owners in the form of a new Sub-Account investing in the Growth and Income Portfolio of the Fund.

     In summary, Washington National and the Board of Directors of the Separate Account expect the Transactions to result in economies and efficiencies which will benefit Contract Owners.

     Because the Portfolios used by the Contracts will also be used by variable life insurance policy owners (as well as variable annuity contract owners), there is a possibility of a conflict of interest between these two types of contract owners. Pursuant to an Order of the Securities and Exchange Commission under the 1940 Act, these potential conflicts are addressed by providing that the Fund will be managed by a Board of Trustees which has a majority of members who are not "interested persons" of the Fund. The Board of Trustees will monitor for conflicts of interest, such as would occur if life insurance policy owners voted their proxies for a different result than annuity contract owners. In the event a material, irreconcilable conflict is determined to exist, the Participating Insurance Companies will undertake to resolve it, going so far as withdrawing and reinvesting assets allocable to one or more of the separate accounts utilizing the Fund as a funding vehicle, or putting the question of such segregation of assets to a vote of all affected Contract Owners and other beneficial owners of shares. No charge or penalty would be levied against funds withdrawn under those circumstances, and the Board of Trustees of the Fund would act only in the interest of Contract Owners and other beneficial owners of shares.

     Washington National and the Board of Directors of the Separate Account believe that the interests of Contract Owners immediately following the Transactions will not materially differ from their interests immediately prior to the Transactions. Contract Owners will still have an interest in a diverse portfolio of investments with respect to each Sub-Account of the Continuing Separate Account. The value of Contract Owners' interests will not be changed by the Transactions. In the opinion of Washington National, the Transactions are not expected to have any direct or indirect adverse tax consequences for Contract Owners. Furthermore, the overall level of fees and expenses borne, directly or indirectly, by Contract Owners should be lower immediately after the Transactions than immediately before them. Nevertheless, as described below, there are some legal differences between investing directly (as the Separate Account currently does) and investing indirectly through the Fund (as the Continuing Separate Account will do if the Transactions are approved by the Separate Account Voters and implemented as planned).

ACTUAL AND PRO FORMA CAPITALIZATION

     The following table shows the actual capitalization of the Sub-Accounts of the Separate Account and the Eligible Portfolios of the Fund on June 30, 1995, as well as the pro forma capitalization of the Eligible Portfolios on that date after giving effect to the Transactions:



CAPITALIZATION
--------------
(as of June 30, 1995)                                            The Separate
                                                                    Account        The Fund         The Fund
                                                                 ------------      --------        ----------
                                                                   (actual)        (actual)       (pro forma)
BOND SUB-ACCOUNT and
BOND PORTFOLIO
--------------------
Net Assets                                                       $12,322,881    $145,619,667     $157,942,548
Net Asset Value per Unit or Share                                    $2.38           $6.93           $6.93
Units or Shares Outstanding                                        5,172,649      21,008,272       22,786,209

SHORT-TERM PORTFOLIO
SUB-ACCOUNT and
MONEY MARKET PORTFOLIO
----------------------
Net Assets                                                       $ 1,706,097     $83,948,559     $ 85,654,656
Net Asset Value per Unit or Share                                    $1.74           $1.00           $1.00
Units or Shares Outstanding                                          982,975      83,948,559       85,654,656

STOCK SUB-ACCOUNT and
CAPITAL GROWTH PORTFOLIO
---------------------------
Net Assets                                                       $ 29,728,467     $290,023,690     $319,752,157
Net Asset Value per Unit or Share                                    $3.06           $13.72           $13.72
Units or Shares Outstanding                                         9,713,617       21,145,291       23,312,879



COMPARATIVE PERFORMANCE

     The following tables show the actual and pro forma historical performance of the Sub-Accounts of the Separate Account, for periods ending June 30, 1995, using various measures appropriate for the Portfolio of the Fund in which each Sub-Account of the Continuing Separate Account will solely invest if the Transactions are approved. The pro forma performance figures (shown in the right column) are derived from the actual performance of each of the Eligible Portfolios (shown in the center column), as adjusted to reflect the annuity rate guarantee charge and financial accounting service charge of the Continuing Separate Account and the contingent deferred sales charge (unless otherwise noted) and contract maintenance charge under the Contracts. In other words, the pro forma performance figures show how the Transactions might have affected historical performance if they had been consummated at an earlier time. Although past performance is no guarantee of future results, Separate Account Voters may wish to compare this pro forma performance of the Continuing Separate Account with the actual performance of the Separate Account (shown in the left column of performance figures):


YIELD AND EFFECTIVE YIELD
--------------------------                                          The                            Continuing
(for periods ended June 30, 1995)                            Separate Account     The Fund     Separate Account
                                                             ----------------     --------     ----------------
                                                                 (actual)         (actual)        (pro forma)
SHORT-TERM PORTFOLIO
SUB-ACCOUNT and
MONEY MARKET PORTFOLIO
----------------------
Yield (7-day period)                                              4.18%            5.55%            4.37%
Effective Yield (7-day period)                                    4.27%            5.58%            4.46%

AVERAGE ANNUAL TOTAL RETURN
Standard Format*
---------------------------                                        The                           Continuing
(for periods ended June 30, 1995)                            Separate Account     The Fund     Separate Account
                                                             ----------------     --------     ----------------

                                                                 (actual)         (actual)       (pro forma)
BOND SUB-ACCOUNT and
BOND PORTFOLIO
---------------------
One Year                                                          4.81%          11.42%             4.90%
Five Years                                                        5.61%           9.44%             7.50%
Ten Years (A)                                                     7.61%           8.78%             7.60%

STOCK SUB-ACCOUNT and
CAPITAL GROWTH PORTFOLIO
---------------------------
One Year                                                         20.12%          20.31%            13.84%
Five Years                                                        9.39%          11.39%             9.52%
Ten Years (A)                                                     9.87%          13.30%            11.97%

*    After deduction of 6% contingent deferred sales charge (assuming a complete redemption at the end of the period).

AVERAGE ANNUAL TOTAL RETURN
---------------------------
Non-Standard Format**                                               The                           Continuing
(for periods ended June 30, 1995)                            Separate Account     The Fund     Separate Account
                                                             ----------------     --------     ----------------
                                                                 (actual)         (actual)        (pro forma)
BOND SUB-ACCOUNT and
BOND PORTFOLIO
--------------------
One Year                                                             10.15%           11.42%           10.24%
Five Years                                                            6.43%            9.44%            8.26%
Ten Years (A)                                                         7.61%            8.78%            7.60%

STOCK SUB-ACCOUNT and
CAPITAL GROWTH PORTFOLIO
---------------------------
One Year                                                             25.37%           20.31%           19.12%
Five Years                                                           10.08%           11.39%           10.21%
Ten Years (A)                                                         9.87%           13.30%           11.97%

**   Assuming contingent deferred sales charge percentage of 0%.

----------------------------

(A) As the Bond Portfolio and Capital Growth Portfolio commenced operations on July 16, 1985, their performance figures are computed from that date, which results in a measurement period of slightly less than ten full years.

--------------------------------------------------------------------------------
                   PAST PERFORMANCE IS NO GUARANTEE OF FUTURE
                                    RESULTS.
--------------------------------------------------------------------------------

                INFORMATION ON THE SEPARATE ACCOUNT AND THE FUND

     The Separate Account was established on November 5, 1982, as a "separate account" under the insurance laws of the State of Illinois. Although Washington National owns the assets of the Separate Account, each Sub-Account's income, gains and losses, realized or unrealized, are credited to or charged against, the assets held in the Sub-Account from which they have arisen without regard to Washington National's other income, gains or losses. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") under the 1940 Act as a diversified open-end management investment company -- a type of separate account known as a "managed account." (SEC registration does not involve supervision of the management or the investment practices or policies of the registered investment company.) The Separate Account offers its units of beneficial interest exclusively to the Contract Owners, who have purchased certain variable annuity contracts (which are no longer being sold) from Washington National, and to Washington National and its parent company. As a "series" type of investment company, the Separate Account issues distinct series of units, each of which represents an interest in a separate diversified portfolio or "pool" of investments (a "Sub-Account"). Additional information about the Separate Account is contained in the Separate Account's prospectus (which accompanies this Proxy Statement/Prospectus as Appendix B and is incorporated herein by reference) and in the Separate Account's statement of additional information referred to in the Separate Account's prospectus.

The Fund was organized in the Commonwealth of Massachusetts on March 15, 1985, as a "Massachusetts business trust." The Fund is registered with the SEC as a diversified, open-end management investment company -- a type of company, in this case, commonly known as a "mutual fund." The Fund offers its shares of beneficial interest exclusively to variable annuity and variable life insurance separate accounts of insurance companies. As a "series" type of investment company, the Fund issues distinct series of shares, each of which represents an interest in a separate diversified portfolio or "pool" of investments (a "Portfolio"). Each of the Fund's Portfolios resembles a separate mutual fund issuing a separate series of shares. Additional information about the Fund is contained in the Fund's prospectus (which accompanies this Proxy Statement/

Prospectus as Appendix C and is incorporated herein by reference) and in the Fund's statement of additional information referred to in the Fund's prospectus.

MANAGEMENT OF THE SEPARATE ACCOUNT AND THE FUND

     The Separate Account is managed by a Board of Directors. Washington National acts as investment manager for the Separate Account under an investment management agreement between the Separate Account and Washington National. NBD Bank acts as investment sub-adviser for the Stock Sub-Account under a sub-investment advisory agreement between NBD Bank and Washington National. For a complete discussion of the Separate Account's investment advisory arrangements, see the Separate Account's prospectus dated May 1, 1995, which accompanies this Proxy Statement/Prospectus as Appendix B. It has been announced that NBD Bancorp, Inc., a Delaware corporation and bank holding company which controls NBD Bank, has agreed to merge with First Chicago Corporation, also a Delaware corporation and bank holding company. First Chicago Corporation's shareholders reportedly are expected to own 50.1% of the merged entity, First Chicago NBD Corporation.

     The Fund is managed by a Board of Trustees. Scudder serves as investment adviser for all of the Portfolios currently offered by the Fund. For a complete discussion of the Fund's investment advisory arrangements, see the Fund's prospectus dated May 1, 1995, which accompanies this Proxy Statement/Prospectus as Appendix C.

     Washington National currently serves as the investment manager for the Separate Account, and NBD Bank currently serves as sub-adviser for the Stock Sub-Account. At such time as the Transactions take effect, these investment management relationships will be ended, as the Sub-Accounts of the Continuing Separate Account will then invest only in shares of corresponding Portfolios of the Fund. Because each Sub-Account of the Continuing Separate Account will invest in only one Portfolio, the Continuing Separate Account itself will have no discretion in investment decisions and no need for investment management or advice.

     Pursuant to an Investment Advisory Agreement dated November 14, 1986, Scudder serves as investment adviser for the Bond Portfolio, the Money Market Portfolio and the Capital Growth Portfolio of the Fund. Scudder is a Delaware corporation which is not affiliated with Washington National. It is located at Two International Place, Boston, Massachusetts 02110-4103. Scudder is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Scudder provides investment counsel to many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. Directly or through affiliates, Scudder provides investment advice to over 50 mutual fund portfolios.

     The Fund's Investment Advisory Agreement terminates automatically in the event of assignment or, with respect to any Portfolio, upon sixty (60) days' notice given by the Fund's Board of Trustees, or by Scudder as the case may be, or by majority vote (as defined in the 1940 Act) of the Fund's shares. Otherwise, the Investment Advisory Agreement will continue in force with respect to any Portfolio so long as its continuance is approved at least annually by a majority of the noninterested members of the Fund's Board of Trustees, and by
(i) a majority vote (as defined in the 1940 Act) of the Fund's shareholders or
(ii) a majority of the Fund's Board of Trustees.

     In general, Scudder performs the same investment advisory services for the Fund as Washington National currently does for the Separate Account (as supplemented by the sub-advisory services of NBD Bank with respect to the Stock Sub-Account). Scudder has day-to-day responsibility for making investment decisions and placing investment orders for all of the Fund's Portfolios. Scudder is also responsible for seeing to it that purchases and sales of Portfolio investments are made in a manner consistent with the current investment objectives and policies of each Portfolio. Scudder is responsible for the execution of securities transactions for all Portfolios. Scudder furnishes to the Fund and its Board of Trustees such statistical information and reports as Scudder may deem appropriate or as may be requested by the Fund.

     The Fund's primary consideration in placing Portfolio securities transactions with broker-dealers for execution is and will be to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. Scudder will attempt to achieve this result by selecting broker-dealers to execute Portfolio transactions on behalf of the Fund and other clients of Scudder on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In some instances the availability of research or other services is also considered in the selection of broker-dealers. In addition, Scudder may consider sales of variable life insurance policies and variable annuity contracts, for which the Fund is an investment option, as a factor in the selection of broker-dealers to execute portfolio transactions.

ORGANIZATION AND OPERATION OF THE FUND

     Characteristics of the Fund's Shares

     The Fund's shares of beneficial interest are divided into six separate series. The Fund's Board of Trustees is authorized to establish additional Portfolios and to issue additional series of shares without the consent of shareholders or Contract Owners. The Board of Trustees also may, by majority vote, decide at any time to discontinue any Portfolio, subject to compliance with any requirements for governmental approvals or exemptions or approval by owners of annuity contracts or life insurance policies. The Fund intends to exercise this right to discontinue a Portfolio only where, in its sole discretion, it determines that there has been minimal interest in the Portfolio to be eliminated. If the Transactions are approved by the Separate Account Voters, Contract Owners using (through a Sub-Account of the Continuing Separate

Account) any Portfolio to be eliminated will be given at least thirty (30) days' notice to make a transfer to another Sub-Account investing in another investment option. (There is no charge for transfers.)

     The Fund's Board of Trustees has approved the adoption of a multiclass plan pursuant to which an additional class of shares of each Portfolio of the Fund would be created, although it is currently anticipated that the Money Market Portfolio would not participate in the plan. Further, it is expected that certain shareholders in the Fund's Portfolios, including the Bond Sub-Account and the Stock Sub-Account of the Separate Account investing in the Bond Portfolio and the Capital Growth Portfolio, respectively, will be issued shares of a newly created class of shares, which will have the same rights and privileges as shares which are currently issued by the Fund.

     Each issued and outstanding share of a Portfolio is entitled to participate equally in dividends and distributions from such Portfolio and in the net assets of such Portfolio (i.e., the assets remaining aftersatisfaction of outstanding liabilities) upon a liquidation or dissolution. For these purposes, and for purposes of determining the purchase and redemption prices of shares, any assets which are not clearly allocable to a particular Portfolio or Portfolios will be allocated in the manner determined by the Fund's Board of Trustees. Accrued liabilities which are not allocable to one or more Portfolios will generally be allocated among the Portfolios in proportion to their relative net assets before adjustment for such unallocated liability. In the unlikely event that any Portfolio incurred liabilities in excess of its assets, the other Portfolios could be liable for such excess. Similarly, and equally unlikely, each Sub-Account of the Continuing Separate Account could perhaps be liable for claims arising out of another Sub-Account's operations, in some circumstances.

     The Fund's authorized capital consists of an unlimited number of shares of beneficial interest of no par value. The Trustees are authorized to divide the shares into separate series. Shares entitle their holders to one vote per share; however, separate votes will be taken by each series on matters affecting an individual series. Shares have noncumulative voting rights and no preemptive or subscription rights. The Fund is not required to hold shareholder meetings annually, although shareholder meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. In the event that shareholders of the Fund wish to communicate with other shareholders concerning the removal of any Trustee of the Fund, such shareholders shall be assisted in communicating with other shareholders for the purpose of obtaining signatures to request a meeting of shareholders, all in the manner provided for in Section 16(c) of the 1940 Act as if Section 16(c) were applicable.

     Pursuant to certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of such a trust. Even if, however, the Fund were held to be a partnership, the possibility of its shareholders incurring financial loss for that reason appears remote because the Fund's Declaration of Trust includes an express disclaimer of shareholder liability for obligations of the Fund and notice of such disclaimer is normally given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees, and because the Declaration of Trust provides for indemnification out of the Fund's property for any Shareholder held personally liable for the obligations of the Fund.

     Dividends, Distributions, and Taxes

     Each Portfolio qualifies and intends to continue qualifying as a "regulated investment company" under certain provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Under those provisions, each Portfolio generally will not be subject to federal income or excise tax on the part of its ordinary income and net realized capital gains which it distributes to shareholders. Accordingly, each Portfolio intends to distribute all of such income to the insurance company separate accounts which own its shares, thereby generally avoiding any federal income or excise tax liability. Such distributions to Washington National in respect of the Sub-Accounts of the Continuing Separate Account will be reinvested in additional full and fractional shares of the Portfolio to which they relate. Shares of each Portfolio which are purchased with reinvested distributions paid by such Portfolio will be held in the corresponding Sub-Account of the Continuing Separate Account, and will be appropriately credited to the investment performance of that Sub-Account for the benefit of Contract Owners.

     To qualify for treatment as a regulated investment company, each Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from certain categories of income, including dividends, interest, and gains from the sale or other disposition of "securities"; derive less than 30% of its gross income (without deduction for losses) in each taxable year from the sale or other disposition of "securities" and certain other assets held for less than three months; diversify its portfolio assets; and distribute substantially all of its earnings to shareholders. Each Portfolio of the Fund will be treated as a separate entity for federal income tax purposes. Therefore, the investments and results of the Portfolios will not be aggregated for purposes of determining whether they meet the foregoing requirements.

     Although the Fund intends to operate in such a way that it will have no federal income tax liability, if any such liability is nevertheless incurred, the investment performance of the Fund would be adversely affected, to the detriment of Contract Owners. This risk does not currently exist for Contract Owners, since the Separate Account, unlike the Fund, need not qualify as a regulated investment company. Indeed, the Separate Account is not treated for tax purposes as an entity separate from Washington National, which is taxed as an insurance company under different provisions of the Code.

     Voting of the Fund's Shares

     The current voting procedures with respect to the Separate Account are set forth under "General Information Regarding Proxy Solicitation," above.

     Each share of all series of the Fund's shares of beneficial interest is entitled to one vote, and the votes of all series are cast on an aggregate basis except on matters where the interests of the Portfolios differ. Where the interests of the Portfolios differ, the voting is on a Portfolio-by-Portfolio basis. Approval or disapproval by the shareholders in one Portfolio on such a matter would not generally be a prerequisite of approval or disapproval by shareholders in another Portfolio; and shareholders in a Portfolio not affected by a matter generally would not be entitled to vote on that matter. Examples of matters which would require a Portfolio-by-Portfolio vote are changes in a fundamental investment policy of a particular Portfolio and approval of an investment advisory agreement.

     If the Transactions are approved by the Separate Account Voters, Washington National will offer Contract Owners the opportunity to instruct Washington National as to how the Fund's shares allocable to their Contracts and held by Washington National in the Continuing Separate Account will be voted with respect to the same kinds of matters as to which Contract Owners are currently entitled to vote. The number of shares held in each Sub-Account of the Continuing Separate Account deemed attributable to each Contract Owner for this purpose will be determined by dividing the total value of the Contract's Accumulation Units (or, after Annuity Payments commence, the amount of Contract reserves) allocable to that Sub-Account by the net asset value of one share of the corresponding Portfolio of the Fund as of the record date. Fractional votes will be counted. Shares of the Fund in any Sub-Account which are not attributable to the Contracts or for which no voting instructions are timely received by Washington National will be voted in the same proportion as the shares for which voting instructions are timely received under the Contracts. Thus, although voting instructions will be reflected somewhat differently after the Transactions than before, Washington National believes that this will not result in any significant diminution of Contract Owners' voting privileges.

     Notwithstanding the foregoing, it is anticipated that the Transactions will result in dilution of the voting influence which Contract Owners have with respect to the funding medium for their Contracts. This dilution is attributable to the fact that other separate accounts have voting interests in the Fund, and shares of the Fund which are held in separate accounts of insurance companies other than Washington National will be voted in accordance with instructions of the owners of policies or contracts issued by such other companies.

     Certain Ownership Interests

     As of December 31, 1995, Washington National owned of record and beneficially __.__%, __.__%, and __.__% of the Bond Sub-Account, the Short-Term Portfolio Sub-Account, and the Stock Sub-Account, respectively, of the Separate Account. Its ownership interests will not be affected by the Transactions. As of December 31, 1995, all directors and officers of the Separate Account, as a group, owned less than one percent of the equity securities of each Sub-Account. Based on the December 31, 1995, relative sizes of the Separate Account and the Fund, Washington National would become both the record and beneficial owner of __.__%, __.__%, and __.__% of the Bond Portfolio, the Money Market Portfolio, and the Capital Growth Portfolio, respectively, of the Fund.

     As of December 31, 1995, the following persons owned of record or beneficially five percent or more of the outstanding shares in one or more Portfolios of the Fund: Mutual of America Life Insurance Company of New York (666 Fifth Avenue, New York, NY 10103) and its subsidiary American Life Insurance Company (666 Fifth Avenue, New York, NY 10103) (collectively, the "Mutual of America group"), American Skandia Life Assurance Corporation (1 Corporation Drive, Shelton, CT 06484) ("American Skandia"), and Charter National Life Insurance Company (8301 Maryland Avenue, St. Louis, MO 63105) and its subsidiary Intramerica Life Insurance Company (1 Blue Hills Plaza, Pearl River, NY 10965) (collectively, the "Charter National group") owned of record and beneficially __.__%, __.__%, and __.__%, respectively, of the Bond Portfolio. The Charter National Group and The Union Central Life Insurance Company (1876 Waycross Road, Cincinnati, OH 45240) ("Union Central") owned of record and beneficially __.__% and __.__%, respectively, of the Money Market Portfolio. The Mutual of America group and the Charter National group owned of record and beneficially __.__% and __.__%, respectively, of the Capital Growth Portfolio.

The Charter National group, the Mutual of America group, Union Central, and Aetna Life Insurance and Annuity Company (151 Farmington Avenue, Hartford, CT 06156) ("Aetna Life") owned of record and beneficially __.__%, __.__%, __.__%, and __.__%, respectively, of the Fund's total outstanding shares. As of December 31, 1995, all trustees and officers of the Fund, as a group, owned less than one percent of the equity securities of each Eligible Portfolio and less than one percent of the Fund's total outstanding shares. Based on the December 31, 1995, relative sizes of the Separate Account and the Fund, upon consummation of the
Transactions: the Mutual of America group, American Skandia, and the Charter National group would own of record and beneficially __.__%, __.__%, and __.__%, respectively, of the Bond Portfolio of the Fund; the Charter National group and Union Central would own of record and beneficially __.__% and __.__%, respectively, of the Money Market Portfolio of the Fund; the Mutual of America group and the Charter National group would own of record and beneficially __.__% and __.__%, respectively, of the Capital Growth Portfolio of the Fund; and the Charter National group, the Mutual of America group, Union Central, and Aetna Life would own of record and beneficially __.__%, __.__%, __.__%, and __.__%, respectively, of the Fund's total outstanding shares.


DIVISIONS OF THE SEPARATE ACCOUNT AND THE FUND

     Sub-Accounts of the Separate Account

     The Separate Account is comprised of three Sub-Accounts. The investment objectives of the Sub-Accounts stated below are not fundamental policies and may be changed without the approval of the Contract Owners. There is no assurance that the investment objectives will be achieved. The following is a summary of each Sub-Account's investment objectives and practices:

     Bond Sub-Account objective -- To obtain as high a level of current income as possible while preserving capital. Investments will be made primarily in fixed-income securities. It is anticipated that 85% of the assets will be invested in (1) securities issued or guaranteed by the United States Government or its agencies and (2) publicly traded, investment grade nonconvertible corporate debt securities issued by United States corporations which bear one of the four highest bond ratings of either Moody's Investors Service, Inc. or Standard & Poor's Corporation.

     Short-Term Portfolio Sub-Account objective -- To obtain a moderate level of current income, consistent with liquidity and preservation of capital. We will pursue this investment objective by investing in high quality money market instruments such as: obligations of the U.S. Government, its agencies, and instrumentalities; certificates of deposit; bankers' acceptances; commercial paper; corporate bonds, notes and other debt instruments; variable amount demand master notes; repurchase agreements; reverse repurchase agreements; and when-issued and delayed delivery securities. The assets will consist entirely of cash and investments having a maturity date of sixty (60) days or less from the date of purchase.

     Stock Sub-Account objective -- To achieve long-term capital growth through capital appreciation and income. The assets of the Stock Sub-Account are expected to be invested primarily in equity-type investments, including common stocks and securities convertible into common stocks, which investments may be maintained in both rising and declining markets.

     For a complete discussion of each Sub-Account's investment policies and restrictions, see the Separate Account's prospectus dated May 1, 1995, which accompanies this Proxy Statement/Prospectus as Appendix B.

     Portfolios of the Fund

     At present the Fund is comprised of six Portfolios (only three of which will be available to Contract Owners through the Continuing Separate Account), but existing Portfolios may be discontinued and additional Portfolios may be established by the Fund's Board of Trustees in the future. The investment objectives and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Fund's Board of Trustees without a vote of the

Shareholders. The following is a summary of the investment objectives and policies of the Portfolios:

     Bond Portfolio objective -- The Bond Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances, the Portfolio invests at least 65% of its assets in bonds, including those of the U.S. Government and its agencies, and those of corporations and other notes and bonds paying high current income. It will attempt to moderate the effect of market price fluctuation relative to that of a long-term bond by investing in securities with varying maturities and by entering into futures contracts on debt securities and related options for hedging purposes.

     Money Market Portfolio objective -- The Money Market Portfolio seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved. The Portfolio uses the amortized cost method of securities valuation.

     Capital Growth Portfolio objective -- The Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. However, in order to reduce risk, as market or economic conditions periodically warrant, the Portfolio may also invest up to 25% of its assets in short-term debt instruments.

     For a complete discussion of each Portfolio's investment policies and restrictions, see the Fund's prospectus dated May 1, 1995, which accompanies this Proxy Statement/Prospectus as Appendix C.

SALE OF THE CONTRACTS AND FUND SHARES

     The Contracts were sold by Washington National's life insurance agents, who were licensed to sell variable annuities and were registered representatives of Washington National Equity Company ("WNEC"), formerly a wholly-owned subsidiary of WNC. Until March 31, 1990, WNEC was registered as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), was a member of the National Association of Securities Dealers, Inc. ("NASD"), and was the principal underwriter of the Separate Account. Although no sales load is imposed on Purchase Payments at the time they are received, a contingent deferred sales charge of 6% of the amount withdrawn is charged in connection with certain withdrawals. The Contracts could also have been sold by registered representatives of other NASD member broker-dealers who were authorized to sell variable annuity contracts. The commissions paid to dealers did not exceed 6% of Purchase Payments. The Contracts are no longer being sold; however, additional Purchase Payments will continue to be accepted in accordance with contractual provisions. Washington National currently does not intend to issue new Contracts following the consummation of the Transactions.


     Shares of beneficial interest in each Portfolio of the Fund are offered continuously to the separate accounts of Participating Insurance Companies by Scudder Investor Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Scudder. The Distributor is registered as a broker-dealer under the 1934 Act, is a member of the NASD, and is the principal underwriter of the Fund. The Distributor accepts orders for shares at their net asset value, as no sales commission or load is charged.

DEDUCTIONS, CHARGES, FEES, AND EXPENSES

     Deductions and Charges Under the Contracts

     If the Transactions are approved by the Separate Account Voters and implemented, certain Separate Account annual expenses will not be incurred directly by the Continuing Separate Account but, in effect, will be replaced by the Fund's fees and expenses (discussed under "Other Expenses of the Separate Account," below). Other deductions and charges under the Contracts will continue to apply to the Continuing Separate Account. Specifically, the Separate Account's investment management charge and charge for other expenses will be discontinued, although the Contracts' contingent deferred sales charge, contract maintenance charge, annuity rate guarantee deductions, and financial accounting service charge will continue to apply.

     Contingent Deferred Sales Charge. Washington National does not make any deduction for sales charges when Purchase Payments are received. The full amount is invested and credited to the Contracts, although sales expenses for items such as commissions, preparation of sales literature, and other promotional activities were incurred in connection with their sale. Washington National does, however, assess a contingent deferred sales charge in connection with certain withdrawals. This charge is made at the rate of 6% of the amount withdrawn and is deducted from the amount withdrawn. The contingent deferred sales charge is made only when a withdrawal, partial or full (including applying the Accumulated Value to a Paid-Up Annuity in certain circumstances), is made from the Contract and is designed to recover those sales expenses. The charge does not apply to Purchase Payments made six years or more prior to the withdrawal, and it will never exceed 6% of Purchase Payments. Because the proceeds received from such charge are not sufficient to pay such expenses, Washington National pays the excess out of its general funds, which include proceeds derived from the annuity rate guarantee deductions.

     Contract Maintenance Charge. On each Contract or Certificate Anniversary, or on the date of full withdrawal or election of a Settlement Option if that date is not the Contract or Certificate Anniversary, Washington National deducts from the Accumulated Value of the Contract a charge for establishing and maintaining records. The annual charge is currently $30 for each Contract and Certificate. The charge is made pro-rata from the Accumulated Value of each Sub-Account and the Fixed Account under the Contract, and the number of Accumulated Units credited will be reduced accordingly. This charge is not guaranteed, may be changed in the future and may be deducted more frequently than annually. Washington National currently waives this charge if, on the last day of the Contract Year, the Contract has an Accumulated Value of $20,000 or more, or if $1,000 or more in Purchase Payments were made during the Contract Year.

     Investment Management Charge. Prior to the Transactions, an investment management charge is made each business day against the assets of the Separate Account at an annual rate of 0.50%, and in some Contracts was guaranteed. Washington National has contracted with NBD Bank to act as Sub-Advisor for and to manage the investments of the Stock Sub-Account, for which Washington National pays NBD Bank a fee of 0.40% of the average net assets of the Stock Sub-Account. After the Transactions, an investment advisory charge will no longer be made against the assets of the Continuing Separate Account. Instead, an investment advisory fee will be reflected in the net asset value of the shares of each Portfolio of the Fund. The level of the investment advisory fee depends on the particular Portfolio. This investment advisory fee may be modified if approved by the Board of Trustees of the Fund and by Contract Owners and others with an interest in the Fund.

     Annuity Rate Guarantee Deductions. Both before and after annuity payments begin, a charge is made each business day against the assets of the Separate Account under the Contracts at an annual rate of 0.80% for annuity rate guarantees. In this respect, the Contract Owner in the Continuing Separate Account will not be in a different situation after the Transactions than before. As has been the case prior to the Transactions, the contingent deferred sales charge (described in "Contingent Deferred Sales Charge," above) may not be adequate to pay all the distribution costs. Prior to the Transactions, shortfall will be borne by Washington National from its general assets, including profits derived from the annuity rate guarantee deduction.

     Financial Accounting Service Charge. Washington National provides financial accounting services to the Separate Account under an Administrative Services Agreement between the Separate Account and Washington National. Such services include preparation and maintenance of all accounting, bookkeeping, financial and other statements for the conduct of the business and operations of the Separate Account. For providing these services, a charge is made each business day against the assets of the Separate Account and paid to Washington National at an annual rate of 0.35%. The charge is designed to cover the actual expenses incurred in providing these services, and Washington National does not expect to profit from the charge. The amount of the charge is guaranteed not to be increased, but may be imposed on a more or less frequent basis.

     Other Expenses of the Separate Account. Prior to the Transactions, the Separate Account pays all taxes, interest, brokerage fees and commissions, fees and expenses of legal counsel and independent auditors, custodian fees and expenses, expenses associated with meetings of the Contract Owners, expenses incurred in the preparation, printing and distribution of reports and prospectuses by the Separate Account to its current Contract Owners, fees of and expenses incurred by directors of the Separate Account who are not Washington National's directors, officers or employees, fees and expenses associated with the approval, qualification or registration of the Contracts, extraordinary expenses if permitted by applicable laws and regulations, and all other fees and expenses incurred by or on behalf of the Separate Account which are not borne by Washington National under the advisory agreement or an administrative services agreement or by the underwriter under a distribution agreement. These expenses are allocated among Sub-Accounts as the Board of Directors deems is appropriate, which is generally in proportion to the net assets of the Sub-Accounts. During 1994, charges were made against the assets of each Sub-Account of the Separate Account at an annual rate of 0.20%. After the Transactions, a charge for other expenses will no longer be made against the assets of the Continuing Separate Account. Instead, the payment of other expenses will be reflected in the net asset value of the shares of each Portfolio of the Fund. The level of these other expenses depends on the particular Portfolio.

     Premium Taxes. Various states and municipalities impose a premium tax of up to 3.5% upon Purchase Payments received by insurance companies. At present, Washington National pays those taxes but reserves the right to deduct premium taxes from Purchase Payments or to charge them against the Contracts or Certificates to which they are attributable in the future.

     Fees and Expenses of the Fund

     Investment Advisory Fees. Just as the Separate Account (prior to the Transactions) is responsible for payment of an investment management charge, the Fund is responsible for payment of an investment advisory fee. For its services, Scudder charges a fee which is accrued daily against the assets of each Portfolio. The investment advisory fee charged to each Eligible Portfolio, stated as an annual percentage of the average daily value of the net assets, is:

Bond Portfolio                         0.475%
Money Market Portfolio                 0.370%
Capital Growth Portfolio               0.475%


     The amount of the investment advisory fee paid to Scudder (as outlined
above)  is  less  for  each  of  the  three   available   Portfolios   than  the
0.50%-per-year   investment  management  charge  currently  paid  by  all  three
Sub-Accounts of the Separate Account to Washington National.

     Other Expenses of the Fund. The Fund pays certain of its expenses and also makes payments to Scudder and to Scudder Investor Services, Inc. and Scudder Fund Accounting Corporation for clerical, accounting, and certain other services they provide to the Fund. In 1994, these expenses and payments, stated as an annual percentage of the daily value of each Eligible Portfolio's net assets, were:

Bond Portfolio                         0.105%
Money Market Portfolio                 0.190%
Capital Growth Portfolio               0.105%


     Under the investment advisory agreements between the Fund, on behalf of its Portfolios, and Scudder, the Fund is responsible for all its other expenses, including clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the charges of custodians, transfer agents and other agents; any other expenses, including clerical expenses, of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Fund who are not affiliated with Scudder; the cost of preparing and distributing reports and notices to shareholders. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. Such expenses are calculated daily and will be reflected in the value of the Fund's assets and, thus, in the net asset value of Portfolio shares held by the Sub-Accounts of the Continuing Separate Account. Any such expenses which are not clearly allocable to a particular Portfolio or Portfolios will be allocated among the Portfolios in the manner determined by the Fund's Board of Trustees.

SUPPLEMENTARY FINANCIAL INFORMATION

     Condensed Financial Information for the Separate Account

     As a supplement to the ten fiscal years of condensed financial information for each Sub-Account contained in the Separate Account's prospectus dated May 1, 1995 (accompanying this Proxy Statement/Prospectus as Appendix B), the following corresponding data are presented for the six months ended June 30, 1995:


SEPARATE ACCOUNT I OF WASHINGTON  NATIONAL  INSURANCE  COMPANY
--------------------------------------------------------------
Selected Data per Accumulation  Unit  Outstanding  throughout the Period (for the six months ended
June 30, 1995) (unaudited)
                                                                                           Short-Term
                              Sub-Account:                                     Bond        Portfolio        Stock
                                                                             -------       ----------       -----
Per accumulation unit data:
  Investment income                                                           $ 0.09         $ 0.05          $ 0.04

  Expenses                                                                    ( 0.02)        ( 0.01)         ( 0.02)
                                                                              -------        -------         -------
NET INVESTMENT INCOME                                                           0.07           0.04            0.02

  Net realized and unrealized gain (loss) on investments                        0.15           ---             0.50
                                                                              -------        -------         -------
  Net increase (decrease) in accumulation unit value                            0.22           0.04            0.52

  Accumulation unit value at beginning of period                                2.16           1.70            2.54
                                                                              -------        -------         -------

ACCUMULATION UNIT VALUE AT END OF PERIOD                                      $ 2.38         $ 1.74          $ 3.06
                                                                              ======         ======          ======
Ratios:
  Ratio of expenses to average net assets                                       1.78%          1.84%           1.87%

  Ratio of net investment income to average assets                              5.75           4.18            1.11

  Portfolio turnover rate                                                        ---           ---             3.31

Number of accumulation units outstanding at end of period
  (000's omitted)                                                               5,173          983           9,714

--------------------
See notes to financial statements in the Separate Account's Semi-Annual Report dated June 30, 1995.

     Financial Highlights for the Fund

     As a supplement to the complete fiscal years of financial highlights for each Eligible Portfolio contained in the Fund's prospectus dated May 1, 1995 (accompanying this Proxy Statement/Prospectus as Appendix C), the following corresponding data are presented for the six months ended June 30, 1995:

SCUDDER  VARIABLE  LIFE  INVESTMENT  FUND
-----------------------------------------
Selected  Data per Share  Outstanding throughout the Period
(for the six months ended June 30, 1995) (unaudited)

                                                                                              Money         Capital
                               Portfolio:                                      Bond           Market         Growth
                                                                               ----           ------       -----------
Per Share Data (A)

Net asset value, beginning of period                                          $ 6.48         $ 1.000        $12.23

Income from investment operations:

  Net investment income                                                          .21            .028           .06

  Net realized and unrealized gain (loss) on investment transactions             .45             ---          1.90
                                                                             -------         --------      -------
Total from investment operations                                                 .66            .028          1.96
                                                                             -------         --------      -------
Less distributions from:
  Net investment income                                                       (  .21)         ( .028)       (  .04)

  Net realized gains on investment transactions                                   ---           ---         (  .43)
                                                                             --------         --------      -------
Total distributions                                                           (  .21)         ( .028)       (  .47)

Net asset value, end of period                                                $ 6.93         $ 1.000        $13.72
                                                                             =======         =======        ======
Total Return (%) (B)                                                           10.40           2.83          16.48
Ratios and Supplemental Data
Net assets, end of period ($ millions)                                           146             84            290

Ratio of operating expenses, net to average net assets (%)(C)                    .56            .50            .57

Ratio of net investment income to average assets (%) (C)                        6.45           5.63            .92

Portfolio turnover rate (%) (C)                                               157.99           ---          159.11
-------------

(A) Per share amounts have been calculated using the monthly-average-shares-outstanding-during-the-period method.
(B)  Not annualized
(C)  Annualized

See notes to financial statements in the Fund's Semi-Annual Report dated June 30, 1995.

                    AVAILABILITY OF CERTAIN OTHER INFORMATION

     The Separate Account and the Fund are subject to various reporting and filing requirements pursuant to statutes administered by the SEC. The balance of this registration statement, of which this Proxy Statement/Prospectus forms a part, as well as reports, proxy statements, and other information filed with the SEC by the Separate Account or the Fund, can be inspected and copied at the public reference facilities maintained by the Commission at: 450 Fifth Street, N.W., Room 1024, Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can be obtained from the SEC at prescribed rates by writing to the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

     The Board of Directors of the Separate Account unanimously recommends a vote FOR the Transactions.

                                  OTHER MATTERS

     The Board of Directors of the Separate Account knows of no other matters which are likely to be brought before the Special Meeting. In the event any other matters do properly come before the Special Meeting, however, the persons named in the enclosed proxy will vote the proxies in accordance with their best judgment.

                                  FORM OF PROXY
           SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY


      SPECIAL MEETING OF SEPARATE ACCOUNT VOTERS -- February 15, 1996

     The undersigned Separate Account Voter hereby appoints James E. Dresmal and Craig R. Edwards, and each of them severally, as proxies with full power of substitution, to represent the undersigned, and to cast the number of votes which the undersigned is entitled to cast in respect of Separate Account I of Washington National Insurance Company (the "Separate Account"), at the Special Meeting of Separate Account Voters to be held at the office of the Separate Account at 300 Tower Parkway in Lincolnshire, Illinois, at __:___ __.m., Central Time, on Thursday, February 15, 1996, and at any adjournments thereof, as follows:

                                                                                   For         Against         Abstain
                                                                                   ---         -------         -------
1.       To approve the Transactions restructuring the Separate
         Account as a unit investment trust investing in certain
         Portfolios offered by Scudder Variable Life Investment Fund.              |_|           |_|             |_|

2.       To transact such other business as may properly come
         before the meeting.                                                       |_|           |_|             |_|


This proxy will be voted as specified. IF NO SPECIFICATION IS MADE, THIS PROXY WILL BE VOTED "FOR" PROPOSALS 1 and 2.

Date:  _____________ ___, 1996     _____________________________________________
                                    Signature - Please sign exactly as your
                                    name appears below.

THIS PROXY IS SOLICITED BY THE BOARD OF DIRECTORS OF THE SEPARATE ACCOUNT. IT IS IMPORTANT THAT YOUR VARIABLE ANNUITY INTEREST BE REPRESENTED. PLEASE FILL IN, DATE, SIGN AND PROMPTLY RETURN THE ENCLOSED PROXY IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A

           FORM OF ASSET TRANSFER AGREEMENT AND PLAN OF REORGANIZATION

                            ASSET TRANSFER AGREEMENT
                                       and
                             PLAN OF REORGANIZATION
                                       for
                               Separate Account I
                                       of
                      Washington National Insurance Company

     This Asset Transfer Agreement and Plan of Reorganization (the "Agreement"), entered into as of the _____ day of ___________, 1995, by and among Washington National Insurance Company ("Washington National"), a stock life insurance company organized and existing under the laws of the State of Illinois, Separate Account I of Washington National Insurance Company (the "Separate Account"), a separate account established and existing under the insurance laws of the State of Illinois, and Scudder Variable Life Investment Fund (the "Fund"), a "Massachusetts business trust" organized and existing under the laws of the Commonwealth of Massachusetts, on behalf of each of its Bond Portfolio, Money Market Portfolio, and Capital Growth Portfolio; WITNESSETH that,

     WHEREAS, the Separate Account is currently comprised of three investment divisions ("Sub-Accounts"), is registered with the Securities and Exchange Commission (the "Commission") as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and is the funding vehicle for certain variable annuity contracts (the "Contracts") issued by Washington National; and

     WHEREAS, the Board of Directors of the Separate Account has approved a set of transactions (the "Transactions") reorganizing the Separate Account into an unmanaged separate account (the "Continuing Separate Account"), which shall be registered with the Commission as a unit investment trust under the 1940 Act; and

     WHEREAS, the Fund is a series-type mutual fund which is currently comprised of six (6) investment portfolios ("Portfolios"), and is registered with the Commission as an open-end, diversified management investment company under the 1940 Act; and

     WHEREAS, each Sub-Account of the Continuing Separate Account will invest solely in a series of the Fund's shares of beneficial interest corresponding to a particular Portfolio of the Fund; and

     WHEREAS, the Board of Directors of the Separate Account has further determined that the registration statement of the Separate Account shall be amended, to the extent required by law, to reflect the Transactions contemplated by this Agreement; and

     WHEREAS, the Fund does and, to the extent permitted by the 1940 Act, may continue to serve as an investment vehicle for variable life insurance policies and variable annuity contracts issued by unaffiliated insurance companies; and

     WHEREAS, the Board of Directors of Washington National and the Board of Trustees of the Fund have each considered and approved the actions contemplated by this Agreement; and

     WHEREAS, this Agreement is conditioned upon approval of the Transactions described herein by vote of a majority of the outstanding voting securities of the Separate Account, as defined in the 1940 Act and rules thereunder, at a meeting of the owners of the Contracts (the "Contract Owners") and other persons entitled to vote in respect of the Separate Account (collectively, the "Separate Account Voters"), called for that purpose, or any adjournments thereof;

     NOW THEREFORE, in consideration of the mutual promises made herein, the parties hereto agree as follows:

                             ARTICLE I: CLOSING DATE

     SECTION 1.01. The Transactions contemplated by this Agreement shall be effective on such date as may be mutually agreed upon by all parties to this Agreement (the "Closing Date"). The time on the Closing Date as of which the Transactions are consummated is referred to hereinafter as the "Effective Time."

     SECTION 1.02. The parties agree to use their best efforts to obtain all regulatory and Separate Account Voter approvals and perform all other acts necessary or desirable to complete the Transactions as of the Closing Date.

                            ARTICLE II: TRANSACTIONS

     SECTION 2.01. As of the Effective Time, Washington National, on behalf of the Separate Account, will sell, assign, and transfer all cash except for a minimal amount needed to keep bank accounts open, all securities and other investments held or in transit, all accounts receivable for sold investments, and all dividends and interest receivable (collectively, "portfolio assets") of the Bond Sub-Account, the Short-Term Portfolio Sub-Account, and the Stock Sub-Account of the Separate Account to the Fund to be held as the property of the Fund's Bond Portfolio, Money Market Portfolio, and Capital Growth Portfolio, respectively.

     SECTION 2.02. In exchange for the portfolio assets of the Bond Sub-Account, the Short-Term Portfolio Sub-Account, and the Stock Sub-Account of the Separate Account, the Fund will issue to Washington National, on behalf of each such Sub-Account of the Continuing Separate Account, shares of beneficial interest in the series corresponding to the Fund's Bond Portfolio, Money Market Portfolio, and Capital Growth Portfolio, respectively, and will assume any unsatisfied liability incurred by the Separate Account before the Effective Time to pay for securities or other investments purchased and to pay accrued investment management fees. The number of shares of beneficial interest in each series of the Fund to be issued in the exchange shall be determined by dividing the value of the net assets of each Sub-Account of the Separate Account to be transferred (using the valuation procedures set forth in the Fund's Declaration of Trust, as amended, prospectus or statement of additional information, and currently effective valuation resolution as adopted by the Fund's Board of Trustees) as of the close of trading on the first business day preceding the Closing Date, by the per share value of the corresponding series of the Fund's shares of beneficial interest as of the Effective Time or such other date required by law. All such computations shall be made in cooperation with the auditors of the Fund who will apply certain procedures designed to test such computations as agreed by the Fund.

     SECTION 2.03. As of the Effective Time, Washington National shall cause the shares of beneficial interest in the Fund it receives pursuant to Section 2.02 of this Agreement to be duly and validly recorded and held on its records as assets of the Continuing Separate Account, such that the Contract Owners' interests in each Sub-Account of the Continuing Separate Account after the Closing Date will then be equivalent to their former interests in each Sub-Account of the Separate Account. Washington National shall take all action necessary to ensure that such interests in the Continuing Separate Account, immediately following the Effective Time, are duly and validly recorded on the Contract Owners' individual account records.

     SECTION 2.04. The Fund's shares of beneficial interest to be issued hereunder shall be issued in open account form by book entry without the issuance of certificates. Each such share of beneficial interest that is issued pursuant to Section 2.02 of this Agreement will be deemed to have been issued for a consideration equal to the net asset value per share of the corresponding Portfolio of the Fund as of the Effective Time or such other date required by law.

     SECTION 2.05. If, at any time after the Closing Date, the Continuing Separate Account, the Fund, or Washington National shall determine that any further conveyance, assignment, documentation, or action is necessary or desirable to complete the Transactions contemplated by this Agreement or confirm full title to the assets transferred, the appropriate party or parties shall execute and deliver all such instruments and take all such actions which are considered reasonable and necessary to complete the Transactions.

     SECTION 2.06. Following the Closing Date, Washington National shall cease charging the Continuing Separate Account for investment management services and other expenses, although Washington National shall continue charging the

Continuing Separate Account for annuity rate guarantees and financial accounting services.

                   ARTICLE III: WARRANTIES AND CONDITIONS

     SECTION 3.01. The Separate Account, Washington National, and the Fund, as appropriate, make the following representations and warranties, which shall survive the Closing Date and bind their respective successors and assigns (e.g., the Continuing Separate Account):

     (a) There are no suits, actions, or proceedings pending or threatened against any party to this Agreement which, to its knowledge, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or its ability to carry out its obligations hereunder.

     (b) There are no investigations or administrative proceedings by the Commission or by any insurance or securities regulatory body of any state or territory or of the District of Columbia pending against any party to this Agreement which, to its knowledge, would lead to any suit, action, or proceeding that would materially and adversely affect its financial condition, the conduct of its business, or its ability to carry out its obligations hereunder.

     (c) Should any party to this Agreement become aware, prior to the Effective Time, of any suit, action, or proceeding, of the types described in paragraphs
(a) or (b) above, instituted or commenced against it, such party shall immediately notify and advise all other parties to this Agreement.

     (d) Immediately prior to the Effective Time, Washington National shall have valid and unencumbered title to the portfolio assets of the Separate Account, except with respect to those assets for which payment has not yet been made.

     (e) Each party shall make available all information concerning itself which may be required in any application, registration statement, or other filing with a governmental body to be made by Washington National, the Separate Account, or the Fund or any or all of them, in connection with any of the transactions contemplated by this Agreement and shall join in all such applications or filings, subject to reasonable approval by its counsel. Each party represents and warrants that all of such information so furnished shall be correct in all material respects and that it shall not omit any material fact required to be stated therein or necessary in order to make the statements therein not misleading.

     (f) The Separate Account and Washington National warrant and represent that the audited financial statements of the Separate Account as of and for the year ended December 31, 1994, which will be furnished to the Fund prior to the execution of this Agreement, fairly present the financial condition of the Separate Account as of that date in conformity with generally accepted accounting principles consistently applied.

     (g) The Separate Account will provide to the Fund an unaudited statement of assets and liabilities and the related statement of operations and statement of changes in net assets for each semi-annual period occurring between January 1, 1995, and the Closing Date.

     (h) The Separate Account and Washington National warrant and represent that each Sub-Account of the Separate Account has satisfied or will satisfy the diversification requirements of, and the Contracts have or will be treated as annuities under, Section 817(h) of the Internal Revenue Code of 1986, as amended, and the underlying Treasury regulations for the two calendar quarters preceding the Closing Date.

     (i) From the date of this Agreement through the Closing Date, the Separate Account and Washington National will conduct their business in accordance with the governing Rules and Regulations of the Separate Account and in substantial compliance with the Illinois Insurance laws and the terms of the Contracts.

     (j) Other than with respect to contracts entered into in connection with the portfolio management of the Separate Account which shall terminate on or prior to the Closing Date, no party is engaged currently, and the execution, delivery and performance of this Agreement by each party will not result, in a material violation of any such party's charter, by-laws, or any material agreement, indenture, instrument, contract, lease or other undertaking to which such party is bound, and to such party's knowledge, the execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease, judgment or decree to which any such party may be a party or to which it is bound.

     SECTION 3.02. The obligations of the parties hereunder shall be subject to satisfaction of each of the following conditions:

     (a) The representations contained herein shall be true as of and at the Effective Time with the same effect as though made at such time, and such parties shall have performed all obligations required by this Agreement to be performed by each of them prior to such time.

     (b) The Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceeding seeking to enjoin consummation of the Transactions contemplated hereby.

     (c) The appropriate parties shall have received orders from the Commission providing such exemptions and approvals as they and their counsel reasonably deem necessary, including exemptions from Sections 17(d), 26(a)(2)(C), and 27(c)(2) of the 1940 Act and Rule 17d-1 thereunder, and shall have made all necessary filings, if any, with, and received all necessary approvals from, state securities or insurance authorities.

     (d) The Separate Account and the Fund shall have filed with the Commission a registration statement on Form N-14 under the Securities Act of 1933, as amended (the "1933 Act"), and such pre-effective amendments thereto as may be necessary or desirable to effect the purposes of the Transactions; and the appropriate parties shall have taken all actions necessary for such filings to become effective; and no reason shall be known by the parties which would prevent the filings from becoming effective in a timely manner.

     (e) At a meeting of the Separate Account Voters called for such purpose (or any adjournments thereof), a majority of the outstanding voting securities (as defined in the 1940 Act and the rules thereunder) of the Separate Account shall have voted in favor of approving this Agreement and the Transactions contemplated hereby.

     (f) The Board of Trustees of the Fund shall have approved this Agreement and adopted it as a valid obligation of the Fund and legally binding upon it.

     (g) All of the Contracts have been offered and sold in compliance with applicable requirements of the federal securities laws.

     (h) The Fund shares to be issued pursuant to Section 2.02 of this Agreement are duly authorized and, upon the Closing, will be validly issued and fully paid and non-assessable and conform in all material respects to the description thereof contained in the registration statement on Form N-14. The sale of the Fund shares pursuant to Section 2.02 of this Agreement will be duly registered under the 1933 Act; all reports required to be filed and fees required to be paid in connection therewith shall have been duly and timely filed and paid; and no stop order shall have been entered in connection therewith.

     (i) Washington National and the Separate Account shall have received an opinion of counsel to the Fund in form and substance reasonably satisfactory to Washington National and the Separate Account to the effect that, as of the Closing Date,

     (1) the Fund has been duly organized, is existing in good standing, and is authorized to issue shares of beneficial interest for the purposes contemplated by this Agreement and is duly registered and in good standing as an investment company under the 1940 Act,

     (2) the Fund's shares of beneficial interest to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided herein, will be validly issued, fully paid, and non-assessable,

     (3) to counsel's knowledge and belief, all corporate and other proceedings required to be taken by or on the part of the Fund to authorize and carry out this Agreement and effect the Transactions have been duly and properly taken, and

     (4) this Agreement is a valid obligation of the Fund and legally binding upon it in accordance with its terms.

     (j) The Fund and the Separate Account shall have received an opinion from counsel to Washington National (who may be in-house counsel and/or the same as counsel to the Separate Account) in form and substance reasonably satisfactory to the Fund and the Separate Account to the effect that, as of the Closing Date,

     (1) Washington National and the Separate Account are validly organized and established, respectively, and in good standing under the laws of the State of Illinois and are fully empowered and qualified to carry out their business in all jurisdictions where they do so, including to enter into this Agreement and effect the transactions contemplated hereby,

     (2) the Separate Account is duly registered and in good standing as an investment company under the 1940 Act,

     (3) the Contracts are validly issued and non-assessable,

     (4) to counsel's knowledge and belief, all corporate and other proceedings necessary and required to be taken by or on the part of Washington

National and the Separate Account to authorize and carry out this Agreement and to effect the Transactions have been duly and properly taken, and

     (5) this Agreement is a valid obligation of Washington National and the Separate Account and legally binding upon them in accordance with its terms.

     (k) Each party shall have furnished, as reasonably requested by any other party, other legal opinions, officers' certificates, incumbency certificates, certified copies of board and committee resolutions, certificates of good standing or "all fees paid" or similar certificates, and other closing documentation as may be appropriate for a transaction of this type.

                                ARTICLE IV: COSTS

     SECTION 4.01. Washington National shall bear all expenses incurred by it and by the Separate Account in connection with effecting the Transactions contemplated by this Agreement (including, without limitation, any expenses in connection with: actions taken pursuant to Section 2.05 of this Agreement; preparation and filing of registration statements, applications, and amendments thereto on behalf of any and all parties hereto; and all legal, accounting, and data processing services for Washington National and the Separate Account necessary to effect the Transactions). The Fund shall bear the costs of fulfilling its obligations hereunder (including, without limitation, Commission registration fees for Fund shares, the cost of actions taken pursuant to Section
2.05 of this Agreement, and the cost of providing an opinion of counsel pursuant to Section 3.02(j) of this Agreement).

                             ARTICLE V: TERMINATION

     SECTION 5.01. This Agreement may be terminated and the Transactions abandoned at any time prior to the Effective Time, notwithstanding approval by the Separate Account Voters,

     (a) by mutual consent of the parties hereto,

     (b) by any of the parties if any condition set forth in Section 3.02 of this Agreement has not been fulfilled by the other parties, or

     (c) by any of the parties if the Transactions do not occur as of _________________ and no subsequent date can be mutually agreed upon.

     SECTION 5.02. At any time prior to the Effective Time, any of the terms or conditions of this Agreement may be waived by the party or parties entitled to the benefit thereof if such waiver will not have a material adverse effect on the interests of Contract Owners.

                               ARTICLE VI: GENERAL

     SECTION 6.01. This Agreement may be executed in two or more counterparts, each of which shall be deemed an original, but all of which shall constitute one and the same instrument.

     SECTION 6.02. The Fund is organized as a Massachusetts business trust, and references in this Agreement to the Fund mean and refer to the Trustees from time to time serving under its Declaration of Trust on file with the Secretary of State of the Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which the Fund conducts its business. It is expressly agreed that the obligations of the Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Fund personally, but bind only the property of the Fund, as provided in the Fund's Declaration of Trust. Moreover, no series of the Fund other than the Bond Portfolio, the Money Market Portfolio, and the Capital Growth Portfolio shall be responsible for the obligations of the Fund hereunder, and all persons shall look only to the respective assets of each of the Portfolios to satisfy the obligations of the Fund hereunder. The execution and the delivery of this Agreement have been authorized by the Fund's Board of Trustees, on behalf of each of the Portfolios, and this Agreement has been signed by authorized officers of the Fund acting as such, and neither such authorization by such Trustees, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Portfolios, as provided in the Fund's Declaration of Trust.

     SECTION 6.03. This Agreement shall be governed by, and construed and enforced in accordance with, the laws of the Commonwealth of Massachusetts, without regard to its principles of conflicts of law.

     IN WITNESS WHEREOF, as of the day and year first above written, each of the parties has caused this Agreement to be executed on its behalf by its Chairman, President, or Vice President and attested by its Secretary or Assistant Secretary, all thereunto duly authorized.

                                    WASHINGTON NATIONAL INSURANCE COMPANY
Attest:


/s/Craig R. Edwards                 By: /s/James E. Dresmal
-------------------                     -------------------
Craig R. Edwards                        James E. Dresmal
Secretary                               Vice President


                                     SEPARATE ACCOUNT I OF WASHINGTON
                                     NATIONAL INSURANCE COMPANY
Attest:


/s/Craig R. Edwards                 By: /s/James E. Dresmal
-------------------                     -------------------
Craig R. Edwards                        James E. Dresmal
Secretary                               Chairman of the Board of Directors


                                    SCUDDER VARIABLE LIFE
                                    INVESTMENT FUND (on behalf of each of its Bond Portfolio, Money Market Portfolio, and Capital Growth Portfolio)

Attest:


/s/Thomas F. McDonough              By: /s/David B. Watts
----------------------                  -----------------
Thomas F. McDonough                     David B. Watts
Secretary                               President

                                   APPENDIX B

           SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
                          Prospectus dated May 1, 1995


     The Separate Account's prospectus dated May 1, 1995, is incorporated herein by reference to Appendix B of Part A of the initial registration statement on Form N-14 for Separate Account I of Washington National Insurance Company and Scudder Variable Life Investment Fund (File No. 33-62861), as filed with the Commission on September 22, 1995, and will accompany the Proxy Statement/Prospectus sent to Separate Account Voters.

                                   APPENDIX C

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                          Prospectus dated May 1, 1995


         The Fund's prospectus dated May 1, 1995, immediately follows this page.

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                              Two International Place
                         Boston, Massachusetts 02110-4103
                                  (A Mutual Fund)

Scudder Variable Life Investment Fund (the "Fund") is an open-end management investment company which offers shares of beneficial interest of six diversified Portfolios, three of which are offered herein. The Money Market Portfolio seeks stability and current income from a portfolio of money market instruments. The Money Market Portfolio will maintain a dollar-weighted average maturity of 90 days or less in an effort to maintain a constant net asset value of $1.00 per share. An investment in the Money Market Portfolio is neither insured nor guaranteed by the United States Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share. The Bond Portfolio seeks high income from a high quality portfolio of bonds. The Capital Growth Portfolio seeks to maximize long-term capital growth from a portfolio consisting primarily of equity securities.

This prospectus sets forth concisely the information about the Fund, as well as the Money Market Portfolio, Bond Portfolio and Capital Growth Portfolio (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios") that a prospective investor should know before applying for certain variable annuity contracts and variable life insurance policies offered in the separate accounts of certain insurance companies ("Participating
Insurance Companies"). Please read it carefully and retain it for future reference. If you require more detailed information, a Statement of Additional Information dated May 1, 1995, as supplemented from time to time, is available upon request without charge and may be obtained by calling a Participating Insurance Company or by writing to broker/dealers offering the above mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103. The Statement of Additional Information, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES  OF  THE FUND ARE  AVAILABLE  AND  ARE  BEING  MARKETED EXCLUSIVELY  AS A
POOLED FUNDING VEHICLE FOR LIFE INSURANCE COMPANIES WRITING ALL TYPES OF VARIABLE LIFE INSURANCE POLICIES AND VARIABLE ANNUITY CONTRACTS.


                           PROSPECTUS
                           May 1, 1995

                                                                        SCUDDER


 -------------------------------------------------------------------------------------------------------------------
                                TABLE OF CONTENTS
 -------------------------------------------------------------------------------------------------------------------
                                                                                                                Page

INVESTMENT CONCEPT OF THE FUND                                                                                    1
FINANCIAL HIGHLIGHTS                                                                                              2
INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS                                                              5
     Money Market Portfolio                                                                                       5
     Bond Portfolio                                                                                               5
     Capital Growth Portfolio                                                                                     6
POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIOS                                                              7
     Repurchase Agreements                                                                                        7
     Convertible Securities                                                                                       7
     Mortgage and Other Asset-Backed Securities                                                                   8
     Foreign Securities                                                                                           8
     When-Issued Securities                                                                                       9
     Indexed Securities                                                                                           9
     Loans of Portfolio Securities                                                                                9
     Zero Coupon Securities                                                                                       9
     Derivatives                                                                                                 10
     Options                                                                                                     10
     Options on Securities Indexes                                                                               10
     Futures Contracts                                                                                           10
     Forward Foreign Currency Exchange Contracts                                                                 11
INVESTMENT RESTRICTIONS                                                                                          11
INVESTMENT ADVISER                                                                                               12
     Portfolio Management                                                                                        13
     Money Market Portfolio                                                                                      13
     Bond Portfolio                                                                                              13
     Capital Growth Portfolio                                                                                    13
DISTRIBUTOR                                                                                                      13
PURCHASES AND REDEMPTIONS                                                                                        14
NET ASSET VALUE                                                                                                  14
PERFORMANCE INFORMATION                                                                                          15
     Money Market Portfolio                                                                                      15
     Bond Portfolio                                                                                              15
     All Portfolios                                                                                              15
VALUATION OF PORTFOLIO SECURITIES                                                                                15
     Money Market Portfolio                                                                                      15
     Other Portfolios                                                                                            16
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS                                                                          16
SHAREHOLDER COMMUNICATIONS                                                                                       17
ADDITIONAL INFORMATION                                                                                           17
     Fund Organization and Shareholder Indemnification                                                           17
     Other Information                                                                                           17
TRUSTEES AND OFFICERS                                                                                            19


                                                                       SCUDDER

 ------------------------------------------------------------------------------
                         INVESTMENT CONCEPT OF THE FUND
 ------------------------------------------------------------------------------

Scudder Variable Life Investment Fund (the "Fund") is an open-end, registered management investment company comprised of six diversified series. Additional
Portfolios may be created from time to time. The Fund is intended to be the funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies"). The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of such contracts and policies may differ. Nevertheless, the Fund's Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. The VA contracts and the VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies. The Fund assumes no responsibility for such prospectuses.

Individual VA contract holders and VLI policyholders are not the "shareholders" of the Fund. Rather, the Participating Insurance Companies and their separate accounts are the shareholders or investors (the "Shareholders"), although such companies may pass through voting rights to their VA contract and VLI policyholders.

                                                                        SCUDDER

 ------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
 ------------------------------------------------------------------------------

Money Market Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1994 and may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering the previously mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc.


                                                                                             Six    For the Period
                                                                                            Months  July 16, 1985
                                                                                            Ended   (commencement
                                             Years Ended December 31,                      December of operations
                         __________________________________________________________________   31,    to June 30,
                         1994      1993     1992    1991    1990      1989     1988    1987 1986(e)     1986
                         __________________________________________________________________ ______    ________

Net asset value,
  beginning of period    $1.000   $1.000   $1.000  $1.000   $1.000   $1.000   $1.000  $1.000   $1.000 $1.000(b)
                         ------   ------   ------  ------   ------   ------   ------  ------   ------ ------

Income from investment
  operations:

Net investment
  income (a)              .037     .025     .033    .057     .076     .088     .068    .060     .026      .064

Less distributions from
  net investment income  (.037)   (.025)   (.033)  (.057)   (.076)   (.088)   (.068)  (.060)   (.026)    (.064)
                         -----    -----    -----   -----    -----    -----    -----   -----    -----     -----

Net asset value,
  end of period          $1.000   $1.000   $1.000  $1.000   $1.000   $1.000   $1.000  $1.000   $1.000    $1.000
                         ======   ======   ======  ======   ======   ======   ======  ======   ======    ======

Total Return (%)           3.72     2.54     3.33    5.81     7.83     8.84     7.08    5.95  2.59(d)   6.59(d)

Ratios and
Supplemental Data

Net assets, end of
  period ($ millions)        90       49       34      28       32       15       11       8        3        --

Ratio of operating
  expenses, net to
  average daily net
  assets (%) (a)            .56      .66      .64     .67      .69      .72      .75     .75   .75(c)    .60(c)

Ratio of net investment
  income to average
  daily net assets (%)     3.80     2.55     3.26    5.67     7.57     8.53     6.99    6.06  5.10(c)   6.75(c)

(a)  Portion of expenses
     reimbursed            $ --   $   --   $   --   $  --   $   --   $ .001   $ .003   $.006  $ .022   $  .133

(b)  Original capital

(c)  Annualized

(d)  Not annualized

(e) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.

                                                                        SCUDDER

 ------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
 ------------------------------------------------------------------------------

Bond Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1994 and may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering the previously mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc.


                                                                                               Six    For the Period
                                                                                              Months  July 16, 1985
                                                                                              Ended   (commencement
                                             Years Ended December 31,                       December of operations
                         __________________________________________________________________     31,    to June 30,
                         1994      1993     1992    1991    1990      1989     1988    1987   1986(e)     1986
                         __________________________________________________________________   ______    ________

Net asset value,
   beginning of period   $ 7.42   $ 7.19   $ 7.37   $6.73   $ 6.72   $ 6.39   $ 6.47   $6.67   $ 6.56     $6.00(b)
                         ------   ------   ------   -----   ------   ------   ------   -----   ------     -----

Income from investment
  operations:

   Net investment
     income (a)             .43      .48      .49     .52      .53      .54      .54     .49      .23       .45

   Net realized and
     unrealized gain
     (loss) on
     investment
     transactions         (.77)      .38    (.02)     .61    (.02)      .18    (.19)   (.40)      .08       .44
                          ----       ---    ----      ---    ----       ---    ----    ----       ---       ---

Total from investment
  operations              (.34)      .86      .47    1.13      .51      .72      .35     .09      .31       .89
                          ----       ---      ---    ----      ---      ---      ---     ---      ---       ---

Less distributions from:
  Net investment income   (.43)    (.48)    (.46)   (.47)    (.50)    (.39)    (.43)   (.29)    (.17)     (.33)

  Net realized gains on
   on investment
   transactions           (.17)    (.15)    (.19)   (.02)       --       --       --      --    (.03)        --
                          ----     ----     ----    ----                                        ----

Total distributions       (.60)    (.63)    (.65)   (.49)    (.50)    (.39)    (.43)   (.29)    (.20)     (.33)
                          ----     ----     ----    ----     ----     ----     ----    ----     ----      ----

Net asset value,
  end of period          $ 6.48   $ 7.42   $ 7.19   $7.37   $ 6.73   $ 6.72   $ 6.39   $6.47   $ 6.67     $6.56
                         ======   ======   ======   =====   ======   ======   ======   =====   ======     =====

Total Return (%)         (4.79)    12.38     7.01   17.61     8.06    11.65     5.46    1.22     4.90(d)  15.11(d)

Ratios and
Supplemental Data

Net assets, end of
  period ($ millions)       142      129      113      74       42       22        3       3        1        --

Ratio of operating
  expenses, net to
  average net
  assets (%) (a)            .58      .61      .63     .69      .73      .75      .75     .75      .75(c)    .60(c)

Ratio of net investment
  income to average
  net assets (%)           6.43     6.59     6.89    7.51     8.05     8.04     7.86    7.53     6.88(c)   7.48(c)

Portfolio turnover
  rate (%)                96.55   125.15    87.00  115.86    71.02   103.41   245.23  186.05    23.82(c)   6.27(c)

(a)  Portion of expenses
   reimbursed            $   --   $   --   $   --   $  --   $   --   $  .01   $  .04   $ .08      $ .21    $.80

(b)  Original capital

(c)  Annualized

(d)  Not annualized

(e) Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.

(f) On August 22, 1986, the Trustees voted to change the year end of the Fund from June 30 to December 31.

                                                                        SCUDDER

 ------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
 ------------------------------------------------------------------------------


Capital Growth Portfolio

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.

If you would like more detailed information concerning the Portfolio's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated December 31, 1994 and may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering the previously mentioned variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc.

                                                                                               Six    For the Period
                                                                                              Months  July 16, 1985
                                                                                              Ended   (commencement
                                             Years Ended December 31,                       December of operations
                         __________________________________________________________________     31,    to June 30,
                         1994      1993     1992    1991    1990      1989     1988    1987   1986(e)     1986
                         __________________________________________________________________   ______    ________


Net asset value,
  beginning of period    $14.95   $12.71   $12.28   $8.99   $10.21   $ 8.53   $ 7.06   $7.67   $ 7.93      $6.00(b)
                         ------   ------   ------   -----   ------   ------   ------   -----   ------      -----

Income from investment
  operations:

  Net investment
   income (a)               .06      .06      .11     .16      .25      .35      .16     .15      .09       .19

  Net realized and
   unrealized gain
   (loss) on investment
   transactions          (1.42)     2.52      .66    3.35   (1.00)     1.58     1.40   (.28)    (.07)      1.87
                         -----      ----      ---    ----   -----      ----     ----   ----     ----       ----

Total from investment
  operations             (1.36)     2.58      .77    3.51    (.75)     1.93     1.56   (.13)      .02      2.06
                         -----      ----      ---    ----    ----      ----     ----   ----       ---      ----

Less distributions from:
  Net investment
   income                 (.05)    (.07)    (.11)   (.22)    (.24)    (.25)    (.09)   (.09)    (.07)     (.13)

  Net realized gains
   on investment
   transactions          (1.31)    (.27)    (.23)      --    (.23)       --       --   (.39)    (.21)        --
                         -----     ----     ----             ----                      ----     ----

Total distributions      (1.36)    (.34)    (.34)   (.22)    (.47)    (.25)    (.09)   (.48)    (.28)     (.13)
                         -----     ----     ----    ----     ----     ----     ----    ----     ----      ----

Net asset value,
  end of period          $12.23   $14.95   $12.71  $12.28   $ 8.99   $10.21   $ 8.53   $7.06  $ 7.67    $  7.93
                         ======   ======   ======  ======   ======   ======   ======   =====  ======    =======

Total Return (%)         (9.67)    20.88     6.42   39.56   (7.45)    22.75    22.07  (1.88)   .26(d)  34.66(d)

Ratios and
Supplemental Data

Net assets, end of
  period ($ millions)       257      257      167     108       45       45       17      10        1        --

Ratio of operating
  expenses, net to
  average net
  assets (%) (a)            .58      .60      .63     .71      .72      .75      .75     .75   .75(c)    .60(c)

Ratio of net investment
  income to average
  net assets (%)            .47      .46      .95    1.49     2.71     3.51     2.17    1.68  2.21(c)   2.95(c)

Portfolio turnover
  rate (%)                66.44    95.31    56.29   58.88    61.39    63.96   129.75  113.34 38.78(c)  86.22(c)

(a)  Portion of expenses
   reimbursed            $   --   $   --   $   --   $  --   $   --   $  .01   $  .01   $ .04    $ .20     $.81

(b)  Original capital

(c)  Annualized

(d)  Not annualized

(e) Per share amounts, for each of the periods identified, have been calculated using the monthly average shares outstanding during the period method.

(f) On August 22, 1986,  the  Trustees  voted to change the year end of the Fund from June 30 to December 31.

                                                                         SCUDDER

 ------------------------------------------------------------------------------
                            INVESTMENT OBJECTIVES AND
                           POLICIES OF THE PORTFOLIOS
 ------------------------------------------------------------------------------

Each type of Portfolio has a different investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Portfolios can be expected to affect the degree of market and financial risk to which each Portfolio is subject and the return of each Portfolio. The investment objectives and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Trustees of the Fund without a vote of the Shareholders. There is no assurance that the objectives of any Portfolio will be achieved.

MONEY MARKET PORTFOLIO

The Money Market Portfolio seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved. The Portfolio uses the amortized cost method of securities valuation.

The Money Market Portfolio purchases money market securities such as U.S. Treasury, agency and instrumentality obligations, finance company and corporate commercial paper, bankers' acceptances and certificates of deposit of domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), including foreign branches of domestic banks, which involve different risks than those associated with investments in certificates of deposit of domestic banks, and corporate obligations. The Money Market Portfolio may also enter into repurchase agreements. The Money Market Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Portfolio hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Portfolio's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

Investments are limited to those that are dollar-denominated and at the time of purchase are rated, or judged by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), subject to the supervision of the Trustees, to be equivalent to those rated high quality (i.e., rated in the two highest categories) by any two nationally-recognized rating services such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"). In addition, the Adviser seeks through its own credit analysis to limit investments to high quality instruments presenting minimal credit risks. The portfolio is subject to certain additional quality and diversification restrictions which are set forth in the Fund's Statement of Additional Information.

The remaining maturity of each investment in the Money Market Portfolio is 397 calendar days or less. The dollar-weighted average maturity of the Portfolio's investments varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Portfolio's income fluctuates with changes in interest rates, but its price to the public or "offering price," is expected to remain fixed at $1.00 per share.

BOND PORTFOLIO

The Bond Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances, the Portfolio invests at least 65% of its assets in bonds, including those of the U.S. Government and its agencies, and those of corporations and other notes and bonds paying high current income. It will attempt to moderate the effect of market price fluctuation relative to that of a long-term bond by investing in securities with varying maturities and by entering into futures contracts on debt securities and related options for hedging purposes.

The Portfolio is actively managed. The Portfolio may invest in a broad range of short-, intermediate-, and long-term securities. Proportions among maturities and types of securities may vary depending upon the prospects for income relative to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates, and other factors. The Portfolio may also invest in preferred stocks consistent with the Portfolio's objectives.

The Bond Portfolio may purchase corporate notes and bonds including issues convertible into common stock and obligations of municipalities. It may purchase U.S. Government securities and obligations of federal agencies that are not backed by the full faith and credit of the U.S.

                                                                         SCUDDER

Government, such as obligations of Federal Home Loan Banks, Farm Credit Banks and the Federal Home Loan Mortgage Corporation. In addition, it may purchase obligations of international agencies such as the International Bank for Reconstruction and Development, and the Inter-American Development Bank.
Other eligible investments include foreign securities, such as non-U.S. dollar-denominated foreign debt securities and U.S. dollar-denominated foreign debt securities (such as those issued by the Dominion of Canada and its provinces) including, without limitation, Eurodollar Bonds and Yankee Bonds, mortgage and other asset-backed securities, and money market instruments such as commercial paper, and bankers' acceptances and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Portfolio may also enter into repurchase agreements and may invest in zero coupon securities.

The Bond Portfolio is of high quality. No purchase will be made if, as a result thereof, less than 50% of the Portfolio's net assets would be invested in debt obligations, including money market instruments, that (a) are issued or guaranteed by the U.S. Government, (b) are rated at the time of purchase within the two highest ratings categories by any of the nationally-recognized rating services or (c) if not rated, are judged by the Adviser to be of a quality comparable to obligations rated as described in (b) above. Not less than 80% of the debt obligations in which the Portfolio invests will, at the time of purchase, be rated within the three highest ratings categories of any such service or, if not rated, will be judged to be of comparable quality by the Adviser. The Fund may invest up to 20% of its assets in bonds rated below A but no lower than B by Moody's or S&P, or unrated securities judged by the Adviser to be of comparable quality. Debt securities which are rated below investment-grade (that is, rated below Baa by Moody's or below BBB by S&P and commonly referred to as "junk bonds") and unrated securities of comparable quality, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of loss of principal and income, and may be less liquid than securities in the higher rating categories. Securities rated B involve a high degree of speculation with respect to the payment of principal and interest. Should the rating of any security held by the Portfolio be downgraded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security. During the year ended December 31, 1994, the average monthly dollar-weighted market value of the bonds held by the Portfolio, by ratings categories, was as follows: 72.0% in AAA/Aaa securities, 1.0% in AA/Aa securities, 19.0% in A securities, 4.0% in BBB/Baa securities, 2.0% in BB/Ba securities and 2.0% in unrated securities, respectively. Future asset composition may vary.

The Portfolio may, for hedging purposes, purchase forward foreign currency exchange contracts and foreign currencies in the form of bank deposits. The Portfolio may also purchase other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government obligations and repurchase agreements.

Except for limitations imposed by the Bond Portfolio's investment restrictions (see "INVESTMENT RESTRICTIONS"), there is no limit as to the proportions of the Portfolio which may be invested in any of the eligible investments; however, it is a policy of the Portfolio that its non-governmental investments will be spread among a variety of companies and will not be concentrated in any industry.

The Bond Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Portfolio's shares will fluctuate with changes in the market price of the Portfolio's investments, which tend to vary inversely with changes in prevailing interest rates and, to a lesser extent, changes in foreign currency exchange rates. As interest rates fall, the prices of debt securities tend to rise and vice versa.

CAPITAL GROWTH PORTFOLIO

The Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. However, in order to reduce risk, as market or economic conditions periodically warrant, the Portfolio may also invest up to 25% of its assets in short-term debt instruments.

In its examination of potential investments, the Adviser considers, among other things, the issuer's financial strength, management reputation, absolute size and overall industry position.

Equity investments can have diverse financial characteristics, and the Trustees believe that the opportunity for capital growth may be found in many different sectors of the market at any particular time. In contrast to the specialized investment policies of some capital appreciation funds, the Portfolio is therefore free to invest in a wide range of marketable securities offering the potential for growth. This enables the Portfolio to pursue investment values in various sectors of the stock market including:

                                                                         SCUDDER

      1. Companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising, and health service industries.

      2. Companies that own or develop natural resources, such as energy exploration or precious metals companies.

      3. Companies  that  may  benefit  from  changing   consumer   demands  and
         lifestyles,    such   as   financial    service    organizations    and
         telecommunications companies.

      4. Foreign companies.

While emphasizing investments in companies with above-average growth prospects, the Portfolio may also purchase and hold equity securities of companies that may have only average growth prospects, but seem undervalued due to factors thought to be of a temporary nature which may cause their securities to be out of favor and to trade at a price below their potential value.

The Portfolio, as a matter of nonfundamental policy, may invest up to 20% of its net assets in intermediate to longer term debt securities when management anticipates that the total return on debt securities is likely to equal or exceed the total return on common stocks over a selected period of time. The Portfolio may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P, or, if unrated, of equivalent quality as determined by the Adviser. Bonds that are rated Baa by Moody's or BBB by S&P have some speculative characteristics. The Portfolio's intermediate to longer term debt securities may also include those which are rated below investment grade, as long as no more than 5% of its net assets are invested in such securities. As interest rates fall the prices of debt securities tend to rise and vice versa. Should the rating of any security held by the Portfolio be downgraded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security.

The Portfolio may, for hedging purposes, purchase forward foreign currency exchange contracts and foreign currencies in the form of bank deposits. The Portfolio may also purchase other foreign money market instruments, including, but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government obligations and repurchase agreements.

The Capital Growth Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.

 ------------------------------------------------------------------------------
                             POLICIES AND TECHNIQUES
                          APPLICABLE TO THE PORTFOLIOS
 ------------------------------------------------------------------------------

Except as otherwise noted below, the following description of additional investment policies and techniques is applicable to all of the Portfolios.

REPURCHASE AGREEMENTS

As a means of earning income for periods as short as overnight, the Fund, on behalf of a Portfolio, may enter into repurchase agreements with U.S. and foreign banks, and any broker-dealer which is recognized as a reporting government securities dealer, if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be of a sufficiently high quality. Under a repurchase agreement, a Portfolio acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the seller agrees to maintain the market value of such securities at least equal to 100.5% of the repurchase price on a daily basis. If the seller under a repurchase agreement becomes insolvent and the Fund has failed to perfect its interest in the underlying securities, the Fund might be deemed an unsecured creditor of the seller and may encounter delay and incur costs before being able to sell the security. Also, if a seller defaults, the value of such securities might decline before the Fund is able to dispose of them. The Trustees have set standards of counterparty creditworthiness and monitor compliance with such standards.

CONVERTIBLE SECURITIES

The Bond Portfolio and the Capital Growth Portfolio may each invest in convertible securities (bonds, notes, debentures, preferred stocks and other securities convertible into common stocks) which may offer higher income than

                                                                         SCUDDER

the common stocks into which they are convertible. The convertible securities in which each Portfolio may invest include fixed income or zero coupon debt securities, which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to non-convertible securities.

While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. Convertible securities entail less credit risk than the issuer's common stock. The ratings of the convertible securities in which the Portfolios invest will be comparable to the ratings of the Portfolios' fixed income securities.

MORTGAGE AND OTHER ASSET-BACKED SECURITIES

The Bond Portfolio may invest in mortgage-backed securities, which are securities representing interests in pools of mortgage loans. These securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off.

The timely payment of principal and interest on mortgage-backed securities issued or guaranteed by the Government National Mortgage Association ("GNMA") is backed by GNMA and the full faith and credit of the U.S. Government. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Portfolio shares. Also, GNMA and other mortgage-backed securities may be purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs. In addition, the Portfolio may invest in mortgage-backed securities issued by other issuers, such as the Federal National Mortgage Association, ("FNMA"), which are not guaranteed by the U.S. Government. Moreover, the Portfolio may invest in debt securities which are secured with collateral consisting of mortgage-backed securities, such as collateralized mortgage obligations ("CMOs"), and in other types of mortgage-related securities.

Unscheduled  or early  payments  on the  underlying  mortgages  may  shorten the securities' effective maturities and lessen their growth potential. The Portfolio may agree to purchase or sell these securities with payment and delivery taking place at a future date. A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Portfolio to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Portfolio, the prepayment right of mortgagors may limit the increase in net asset value of the Portfolio because the value of the mortgage-backed securities held by the Portfolio may not appreciate as rapidly as the price of non-callable debt securities.

The Portfolio may also invest in securities representing interests in pools of certain other consumer loans, such as automobile loans or credit card receivables. In some cases, principal and interest payments are partially guaranteed by a letter of credit from a financial institution. Asset-backed securities are subject to the risk of prepayment and the risk that the underlying loans will not be repaid.

FOREIGN SECURITIES

The Bond Portfolio and the Capital Growth Portfolio may each invest without limit, except as may be applicable to debt securities generally, in U.S. dollar-denominated foreign debt securities (including those issued by the Dominion of Canada and its provinces and other debt securities which meet the criteria applicable to a Portfolio's domestic investments), and in certifi-cates of deposit issued by foreign banks and foreign branches of United States banks, to any extent deemed appropriate by the Adviser. The Bond
Portfolio may invest up to 20% of its assets in non-U.S. dollar-denominated foreign debt securities. The Capital Growth Portfolio may invest up to 25% of its assets in non-U.S. dollar-denominated equity securities of foreign issuers. Global investing involves considerations not typically found in invest-
ing in U.S. markets. These considerations,   which  may  favorably
or  unfavorably   affect   a  Portfolio's   performance,   include   changes  in
exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, devaluations in the currencies in which a Portfolio's securities are denominated, non-negotiable brokerag commis-sions, less publicly available information, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to the Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may

                                                                         SCUDDER

be longer than in domestic markets and payment for securities may be required before delivery. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser seeks to mitigate the risks associated with these considerations through diversification and active professional management.

WHEN-ISSUED SECURITIES

A Portfolio may from time to time purchase securities on a "when-issued" or "forward delivery" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for such securities take place at a later date. During the period between purchase and settlement, no payment is made by a Portfolio and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income; however, it is the Fund's intention that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time a Portfolio makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining the net asset value of a Portfolio. The market value of the when-issued or forward delivery securities may be more or less than the purchase price payable at the settlement date. The Fund does not believe that a Portfolio's net asset value or income will be adversely affected by the purchase of securities on a when-issued or forward delivery basis. Each Portfolio will establish a segregated account with its custodian in which it will maintain cash, U.S. Government securities and other high-grade debt obligations at least equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

INDEXED SECURITIES

The Bond Portfolio may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). The interest rate or (unlike most fixed-income securities) the principal amount payable at maturity of an indexed security may be increased or decreased, depending on changes in the value of the reference instrument. Indexed securities may be positively or negatively indexed, so that appreciation of the reference instrument may produce an increase or a decrease in the interest rate or value at maturity of the security. In addition, the change in the interest rate or value at maturity of the security may be some multiple of the change in the value of the reference instrument. Thus, in addition to the credit risk of the security's issuer, the Fund will bear the market risk of the reference instrument.

LOANS OF PORTFOLIO SECURITIES

The Fund may lend the portfolio securities of any Portfolio (other than the Money Market Portfolio) provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, or cash or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, the Adviser considers all relevant facts and circumstances including the creditworthiness of the borrower.

ZERO COUPON SECURITIES

The Bond Portfolio may invest in zero coupon securities, including U.S. Government securities and privately stripped coupons on and receipts for U.S. Government securities. These securities pay no cash income but are issued at substantial discounts from their value at maturity. When held to maturity, their entire return, which consists of the accretion of discount, comes from the difference between their issue price and their maturity value. Because they do not pay interest until maturity, zero coupon securities tend to be subject to greater interim fluctuation of market value in response to changes in interest rates than interest-paying securities of similar maturities.

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                                                                         SCUDDER

DERIVATIVES

The following descriptions of Options, Options on Securities Indexes, Futures Contracts and Forward Foreign Currency Exchange Contracts discuss types of derivatives in which certain of the Portfolios may invest.

OPTIONS

The Fund may write covered call options on securities of any Portfolio (other than the Money Market Portfolio) in an attempt to earn income. The Capital Growth Portfolio may also write put options to a limited extent on its portfolio securities in an attempt to earn additional income on its portfolio, consistent with its investment objectives, and it may purchase call and put options for hedging purposes. Risks associated with writing put options include the possible inability to effect closing transactions at favorable prices. In addition, the Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. Over-the-counter options purchased by the Fund and portfolio securities "covering" the Fund's obligation pursuant to an over-the-counter option may be deemed to be illiquid and may not be readily marketable. The Adviser will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Fund's Trustees. The Fund may forego the benefit of appreciation in its Portfolios on securities sold pursuant to call options.

OPTIONS ON SECURITIES INDEXES

The Capital Growth Portfolio may purchase put and call options on securities indexes to hedge against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities. Options on securities indexes are similar to options on securities except that settlement is made in cash.

Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." In exchange for undertaking the obligation to make such cash payment, the writer of the securities index option receives a premium.

Gains or losses on the Portfolio's transactions in securities index options depend on price movements in the stock market generally (or, for narrow market indexes, in a particular industry or segment of the market) rather than the price movements of individual securities held by the Portfolio of the Fund. In this respect, purchasing a stock index put option is analogous to the purchase of a put on a securities index futures contract.

The Portfolio may sell securities index options prior to expiration in order to close out its positions in securities index options which it has purchased. The Portfolio may also allow options to expire unexercised.

FUTURES CONTRACTS

To protect against the effects of adverse changes in interest rates (sometimes known as "hedging"), the Bond Portfolio may, to a limited extent, enter into futures contracts on debt securities. Such futures contracts obligate the Fund, at maturity, to purchase or sell certain debt securities. The Bond Portfolio and the Capital Growth Portfolio may each enter into securities index futures contracts to protect against changes in securities market prices. Each of these two Portfolios may purchase and write put and call options on futures contracts of the type which such Portfolio is authorized to enter into and may engage in related closing transactions. This type of option must be traded on a U.S. or foreign exchange or board of trade.

When interest rates are rising or stock or security prices are falling, futures contracts can offset a decline in the value of a Portfolio's current portfolio securities. When rates are falling or stock or security prices are rising, these contracts can secure better rates or prices for a Portfolio than might later be available in the market when it makes anticipated purchases.

The Fund will engage in transactions in futures contracts and options thereon only in an effort to protect a Portfolio against a decline in the value of the Portfolio's securities or an increase in the price of securities that the Portfolio intends to acquire. Also, the initial margin deposits for futures contracts and premiums paid for related options may not be more than 5% of a Portfolio's total assets. These transactions involve brokerage costs and require the Fund to segregate assets, such as cash, U.S. Government securities and high-grade debt obligations, of a Portfolio to cover contracts which would require it to purchase securities. A Portfolio may lose the expected benefit of the transactions if interest rates or stock prices move in an unanticipated manner. Such unanticipated changes in interest rates or stock prices may also result in poorer overall performance in a Portfolio than if the Fund had not entered into any futures transactions for that Portfolio. A Portfolio would be required to make and maintain "margin" deposits in connection with transactions in futures contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The Bond Portfolio and the Capital Growth Portfolio may each enter into forward foreign currency exchange contracts ("forward contracts") to the extent of 15% of the value of their respective total assets, for hedging purposes. A forward contract is a contract individually negotiated and privately traded by currency traders and their customers. A forward contract involves an obligation to purchase or sell a specific currency for an agreed price at a future date, which may be any fixed number of days from the date of the contract. The agreed price may be fixed or with a specified range of prices.

 ------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
 ------------------------------------------------------------------------------

Unless specified to the contrary, the following restrictions may not be changed with respect to any Portfolio without the approval of the majority of outstanding voting securities of that Portfolio (which, under the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder and as used in this prospectus, means the lesser of (1) 67% of the shares of that Portfolio present at a meeting if the holders of more than 50% of the outstanding shares of that Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Portfolio). Any investment restrictions which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Portfolio.

The Fund may not, on behalf of any Portfolio:

      (1)with respect to 75% of the value of the total assets of a Portfolio, invest more than 5% of the value of the Portfolio's total assets in the securities of any one issuer, except U.S. Government securities and, with respect to 100% of the value of the total assets of a Portfolio, the Fund may not invest more than 25% of the value of the Portfolio's total assets in the securities of any one issuer, except U.S. Government securities;

      (2)pledge, mortgage or hypothecate its assets, except that, to secure borrowings permitted by the investment restriction (8) below, it may pledge securities having a market value at the time of pledge not exceeding 15% of the value of a Portfolio's total assets and except in connection with the writing of covered call options and the purchase and sale of futures contracts and options on futures contracts;

      (3)make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with its investment objectives and policies and the entry into repurchase agreements may be deemed to be loans;

      (4)enter into repurchase agreements or purchase any securities if, as a result thereof, more than 10% of the total assets of a Portfolio (taken at market value) would be, in the aggregate, subject to repurchase agreements maturing in more than seven days and invested in restricted securities or securities which are not readily marketable;

      (5)purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Portfolio;

      (6)purchase securities if such purchase would cause more than 25% in the aggregate of the market value of the total assets of a Portfolio at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

      (7)purchase or sell any put or call options or any combination thereof, except that the Fund may purchase and sell options on futures contracts on debt securities, options on securities indexes and securities index futures contracts and write covered call option contracts on securities owned by a Portfolio, and may also purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written (i.e., "closing purchase transactions").

                                                                         SCUDDER

      (8)borrow money except from banks as a temporary measure for extraordinary or emergency purposes (each Portfolio is required to maintain asset coverage (including borrowings) of 300% for all borrowings) and no purchases of securities for a Portfolio will be made while borrowings of that Portfolio exceed 5% of the Portfolio's assets (the payment of interest on borrowings by a Portfolio will reduce that Portfolio's income). In addition, the Board of Trustees has adopted a policy whereby each Portfolio of the Fund may borrow up to 10% of its total assets; provided, however, that each Portfolio may borrow up to 25% of its total assets for extraordinary or emergency purposes, including the facilitation of redemptions.

"Value" for the purposes of all investment restrictions shall mean the value used in determining a Portfolio's net asset value (see "NET ASSET VALUE").

 ------------------------------------------------------------------------------
                               INVESTMENT ADVISER
 ------------------------------------------------------------------------------

The Fund retains the investment advisory firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, Two International Place, Boston, Massachusetts
02110-4103, to manage each Portfolio's daily investment and business affairs subject to the policies established by the Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law. The Adviser is one of the most experienced investment counsel firms in the United States. It was established in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. The principal source of the Adviser's income is professional fees received from providing continuing investment advice, and the firm derives no income from brokerage, insurance or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. Directly or through affiliates, the Adviser provides investment advice to over 50 mutual fund portfolios.

For its advisory services to the Portfolios, the Adviser receives compensation monthly at the following annual rates for each Portfolio:


                                        Percent of the average
                                        daily net asset values
Portfolio                                 of each Portfolio
---------                               ----------------------
Money Market Portfolio                  .370%
Bond Portfolio                          .475%
Capital Growth Portfolio                .475%


Under the investment advisory agreements between the Fund, on behalf of each Portfolio, and the Adviser, the Fund is responsible for all its other expenses, including clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the charges of custodians, transfer agents and other agents; any other expenses, including clerical expenses, of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Fund who are not affiliated with the Adviser; the cost of preparing and distributing reports and notices to shareholders. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto. The Adviser, through Scudder Investor Services, Inc., a wholly-owned subsidiary of the Adviser, places portfolio transactions on behalf of the Fund's Portfolios. In so doing, the Adviser seeks to obtain the most favorable net results. Subject to the foregoing, the Adviser may consider sales of variable life insurance policies and variable annuity contracts for which the Fund is an investment option, as a factor in the selection of firms to execute portfolio transactions.

In addition to payments for investment advisory services provided by the Adviser, the Trustees, consistent with the Fund's investment advisory agreements and underwriting agreement, have approved payments to the Adviser, Scudder Investor Services, Inc. and Scudder Fund Accounting Corporation for clerical, accounting and certain other services they may provide the Fund.

For a period of five years from the date of execution of a Participation Agreement with the Fund, and from year to year thereafter as agreed by the Fund and the Participating Insurance Company, each of the Participating Insurance Companies have agreed to contribute to the capital of the Fund to the extent that the annual operating expenses of any Portfolio of the Fund exceed 3/4 of 1% of the average daily net assets of that Portfolio for any year of the Fund.

                                                                         SCUDDER

Other Participating Insurance Companies will be required to enter into similar arrangements with the Fund. The obligation of each Participating Insurance Company in relation to the total capital contribution due to a Portfolio will be the proportion that the average value of the shares of such Portfolio held during the year by a separate account or separate accounts of such company (or $1 million, if greater) bears to such average daily net assets. To date, Charter National Life Insurance Company, Mutual of America Life Insurance Company and Banner Life Insurance Company have been Participating Insurance Companies for the past eight, six and five years, respectively, and have made arrangements with the Adviser to continue their participation.

PORTFOLIO MANAGEMENT

Each Portfolio is managed by a team of Scudder investment professionals who each play an important role in the Portfolio's management process. Team members work together to develop investment strategies and select securities for the Portfolios. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

MONEY MARKET PORTFOLIO

Lead Portfolio Manager Robert T. Neff has led Money Market Portfolio's day-to-day management since 1985. Mr. Neff joined Scudder in 1972 and has more than 20 years of experience managing short-term fixed-income assets. Nicca Alcantara, Portfolio Manager, has responsibility for the Portfolio's day-to-day investments. Ms. Alcantara, who came to Scudder in 1984, has worked as a portfolio manager since 1989 and joined the team in 1990. Prior to becoming a portfolio manager, Ms. Alcantara worked as an account assistant in Scudder's Reserve Asset Management Group. Stephen L. Akers, Portfolio Manager, joined the team in 1995 and has managed several fixed-income portfolios since joining Scudder in 1984.


BOND PORTFOLIO

Lead Portfolio Manager Ruth Heisler has had responsibility for overseeing the Portfolio's day-to-day operations and has guided the Portfolio's investment strategy since 1988. Ms. Heisler, who has over 40 years of fixed-income investing experience, joined the team in 1986. William M. Hutchinson, Port-folio Manager, helps set Scudder's overall fixed-income investment strategy. Mr. Hutchinson, who has 21 years of investment experience, came to Scudder in 1986 as a portfolio manager and joined the team in 1987. Renee L. Ross, Portfolio Manager, has been a member of the team since 1988. Ms. Ross, who joined Scudder in 1981, has nine years of experience as a portfolio manager and focuses on fixed-income analysis and investing.

CAPITAL GROWTH PORTFOLIO

Lead Portfolio Manager Steven P. Aronoff assumed responsibility for setting Capital Growth Portfolio's stock investing strategy and overseeing the Port-folio's day-to-day operations in 1995. Mr. Aronoff, who joined Scudder in 1969 and the team in 1989, has 27 years of experience in stock research and investing, including six years of experience as a full-time portfolio manager. William F. Gadsden, Portfolio Manager, joined the team in 1989 and Scudder in 1983. Mr. Gadsden has 13 years of investment experience. Julia D. Cox, Portfolio Manager, a member of the team since 1985, has been involved in the investment industry since 1969 and at Scudder since 1980. Ms. Cox, who has 15 years' experience as a portfolio manager, offers expertise on financial and technology stocks.

 ------------------------------------------------------------------------------
                                   DISTRIBUTOR
 ------------------------------------------------------------------------------

The Fund has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Scudder, Stevens & Clark, Inc. Located at Two International Place, Boston, Massachusetts 02110-4103, the Distributor is a Massachusetts corporation formed in 1947. Under the principal underwriting agreement between the Fund and the Distributor, the Fund is responsible for the payment of all fees and expenses in connection with the preparation and filing of any registration statement and prospectus covering the issue and sale of shares, and the registration and qualification of shares for sale with the Securities and Exchange Commission and in the various states, including registering the Fund as a broker or dealer. The Fund will also pay the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders and any notice, proxy statement, report, prospectus or other communication to shareholders of the Fund, printing and mailing

                                                                         SCUDDER

confirmations of purchases of shares, any issue taxes or any initial transfer taxes, a portion of toll-free telephone service for shareholders, wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction), printing and postage of business reply envelopes and a portion of the computer terminals used by both the Fund and the Distributor.

The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares, and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares to the Participating Insurance Companies. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws, a portion of the toll-free telephone service and of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Plan pursuant to Rule 12b-1 under the 1940 Act, as amended, is in effect which provides that the Fund shall bear some or all of such expenses.

As agent, the Distributor currently offers shares of each Portfolio of the Fund continuously to the separate accounts of Participating Insurance Companies in all states in which it is registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value, as no sales commission or load is charged. The Distributor has made no firm commitment to acquire shares of the Fund.

NOTE:

Although the Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that the Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

 ------------------------------------------------------------------------------
                            PURCHASES AND REDEMPTIONS
 ------------------------------------------------------------------------------

The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to VA contracts and VLI policies. Orders received by the Fund or its agent are effected on days on which the New York Stock Exchange (the "Exchange") is open for trading. For orders received before the close of regular trading on the Exchange (normally 4 p.m., eastern time), such purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the Exchange on that same day except that, in the case of the Money Market Portfolio, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Fund (see "NET ASSET VALUE"). Payment for redemptions will be made by State Street Bank and Trust Company on behalf of the Fund and the relevant Portfolios within seven days thereafter. No fee is charged the shareholders when they redeem Portfolio shares.

The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the Exchange is closed, other than customary weekend and holiday closings or during which trading on the Exchange is restricted; (ii) when the Securities and Exchange Commission determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the Securities and Exchange Commission may by order permit for the protection of the security holders of the Fund; or (iv) at any time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Should any conflict between VA contract and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

 ------------------------------------------------------------------------------
                                 NET ASSET VALUE
 ------------------------------------------------------------------------------

Scudder Fund Accounting Corporation, a wholly-owned subsidiary of the Adviser, determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m., eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated for purchases and redemptions for each Portfolio by dividing the current market value (amortized cost value in the case of the Money Market Portfolio) of total Portfolio assets, plus other assets, less all liabilities, by the total number of shares outstanding.

 ------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
 ------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO

From time to time, quotations of the Money Market Portfolio's "yield" and "effective yield" may be included in advertisements, sales literature or reports to shareholders or prospective investors. Both yield figures are based on the historical performance of the Portfolio and show the performance of a hypothetical investment and are not intended to indicate future performance. The yield of the Money Market Portfolio refers to the net investment income generated by the Portfolio over a specified seven-day period (the ending date of which will be stated). Included in "net investment income" is the amortization of market premium or accretion of market and original issue discount. This income is then "annualized." That is, the amount of income generated by the Portfolio during that week is assumed to be generated during each week over a 52-week period and is shown as a percentage. The effective yield is expressed similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yield and effective yield for the Portfolio will vary based on, among other things, changes in market conditions, the level of interest rates and the level of the Portfolio's expenses.

BOND PORTFOLIO

From time to time, quotations of the Bond Portfolio's yield may be included in advertisements, sales literature or reports to shareholders or prospective investors. Yield figures are based on historical performance of the Bond Portfolio and show the performance of a hypothetical investment and are not intended to indicate future performance. The yield of the Bond Portfolio refers to net investment income generated by the Bond Portfolio over a specified thirty-day (or one month) period. This income is then "annualized." That is, the amount of income generated by the Bond Portfolio during that thirty-day (or one month) period is assumed to be generated over a 12-month period and is shown as a percentage of net asset value.

ALL PORTFOLIOS

From time to time, quotations of a Portfolio's total return may be included in advertisements, sales literature or reports to shareholders or prospective investors. Total return figures are based on historical performance of the Portfolio and show the performance of a hypothetical investment and are not intended to indicate future performance. The total return of a Portfolio refers to return assuming an investment has been held in the Portfolio for one year, five years and for the life of the Portfolio (the ending date of which will be stated). The total return quotations may be expressed in terms of average annual or cumulative rates of return for all periods quoted. Average annual total return refers to the average annual compound rate of return of an investment in a Portfolio. Cumulative total return represents the cumulative change in value of an investment in a Portfolio. Both will assume that all dividends and capital gains distributions were reinvested.

Yield and total return for a Portfolio will vary based on, among other things, changes in market conditions and the level of the Portfolio's expenses.

 ------------------------------------------------------------------------------
                        VALUATION OF PORTFOLIO SECURITIES
 ------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO

Pursuant to a Rule of the Securities and Exchange Commission, the Money Market Portfolio will be valued at amortized cost. Under the amortized cost method of valuation, securities are valued at cost plus constant accretion/amortization to maturity of any discount/premium every day.

By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share for the Money Market Portfolio, despite minor shifts in the market value of its portfolio securities. The yield on a

                                                                         SCUDDER

shareholder's investment may be more or less than that which would be recognized if the net asset value per share of the Money Market Portfolio were not constant and were permitted to fluctuate with the market value of the portfolio securities of the Money Market Portfolio. However, as a result of certain procedures adopted by the Fund, the Adviser believes any difference will normally be minimal.

OTHER PORTFOLIOS

An exchange-traded equity security (not subject to resale restrictions) is valued at its most recent sale price as of the close of regular trading on the Exchange on each day the Exchange is open for trading. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation. An unlisted equity security which is traded on the NASDAQ system is valued at the most recent sale price or, if there are no such sales, the security is valued at the high or "inside" bid quotation supplied through such system. Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Trustees believe approximates market value. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. Please refer to the section entitled "NET ASSET VALUE" in the Fund's Statement of Additional Information for more information concerning valuation of portfolio securities.


 ------------------------------------------------------------------------------
                     TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
 ------------------------------------------------------------------------------

The Internal Revenue Code of 1986 (the "Code") provides that each portfolio of a series fund is to be treated as a separate taxpayer. Accordingly, each Portfolio of the Fund intends to qualify as a separate regulated investment company under Subchapter M of the Code.

Each Portfolio of the Fund intends to comply with the diversification requirements of Code Section 817(h). By meeting this and other requirements, the Participating Insurance Companies, rather than the holders of VA contracts and VLI policies, should be subject to tax on distributions received with respect to Portfolio shares. For further information concerning federal income tax consequences for the holders of the VA contracts and VLI policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

As a regulated investment company, each Portfolio generally will not be subject to tax on its ordinary income and net realized capital gains to the extent such income and gains are distributed in conformity with applicable distribution requirements under the Code to the separate accounts of the Participating Insurance Companies which hold its shares. Distributions of income and the excess of net short-term capital gain over net long-term capital loss will be treated as ordinary income and distributions of the excess of net long-term capital gain over net short-term capital loss will be treated as long-term capital gain by the Participating Insurance Companies. Participating Insurance Companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The Money Market Portfolio will declare a dividend of its net investment income daily and distribute such dividend monthly. Distributions will be made shortly after the first business day of each month following declaration of the dividend. The Bond Portfolio and the Capital Growth Portfolio will declare and distribute dividends from their net investment income, if any, quarterly, in January, April, July and October. Each of these Portfolios will distribute its capital gains, if any, within three months of the fiscal year-end. For all Portfolios, dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. All distributions will be reinvested in shares of such Portfolios unless an election is made on behalf of a separate account to receive distributions in cash. Participating Insurance Companies will be informed about the amount and character of distributions from the relevant Portfolio for federal income tax purposes.

                                                                         SCUDDER

 ------------------------------------------------------------------------------
                           SHAREHOLDER COMMUNICATIONS
 ------------------------------------------------------------------------------

Owners of policies and contracts issued by Participating Insurance Companies for which shares of one or more Portfolios are the investment vehicle will receive from the Participating Insurance Companies unaudited semi-annual financial statements and audited year-end financial statements certified by the Fund's independent public accountants. Each report will show the investments owned by the Fund and the market values thereof as determined by the Trustees and will provide other information about the Fund and its operations.

Participating Insurance Companies with inquiries regarding the Fund may call the Fund's underwriter, Scudder Investor Services, Inc. at 1-617-295-1000 or write Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

 ------------------------------------------------------------------------------
                             ADDITIONAL INFORMATION
 ------------------------------------------------------------------------------

FUND ORGANIZATION AND SHAREHOLDER INDEMNIFICATION

The Fund was organized in the Commonwealth of Massachusetts as a "Massachusetts business trust" on March 15, 1985. The Fund's shares of beneficial interest are presently divided into six separate series. Additional series may be created from time to time.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

OTHER INFORMATION

The activities of the Fund are supervised by the Trustees.

Although the Fund does not intend to hold annual meetings, shareholders of the Fund have certain rights, as set forth in the Declaration of Trust of the Fund, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. Shareholders have one vote for each share held. Fractional shares have fractional votes.

As of December 31, 1994, Aetna Life Insurance and Annuity Company owned 9.58%, American Skandia Life Assurance Corporation owned 4.53%, AUSA Life Insurance Company owned 0.08%, Banner Life Insurance Company owned 0.53%, Charter National Life Insurance Company owned 45.29%, Fortis Benefits Life Insurance Company owned 0.05%, Intramerica Life Insurance Company owned 3.59%, Lincoln Benefit Life Insurance Company owned 0.04%, Mutual of America Life Insurance Company owned 19.96%, Paragon Life Insurance Company owned 0.03%, Providentmutual Life and Annuity Company of America owned 0.18%, Safeco Life Insurance Companies owned 0.55%, The Union Central Life Insurance Company owned 15.52% and United of Omaha owned 0.07% of the Fund's outstanding shares.

Each Portfolio of the Fund has a December 31 fiscal year end.

Portfolio securities of the Fund are held separately, pursuant to a custodian agreement, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian.

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, is the transfer and dividend paying agent for the Fund.

The firm of Dechert Price & Rhoads, Boston, Massachusetts, is counsel for the Fund.

The Fund's Statement of Additional Information and this prospectus omit certain information contained in the Registration Statement which the Fund has filed with the Securities and Exchange Commission under the Securities Act of 1933,

                                                                         SCUDDER

and reference is hereby made to the Registration Statement and its amendments, for further information with respect to the Fund and the securities offered hereby. The Registration Statement and its amendments, are available for inspection by the public at the Securities and Exchange Commission in Washington, D.C.

                                                                         SCUDDER

 ------------------------------------------------------------------------------
                              TRUSTEES AND OFFICERS
 ------------------------------------------------------------------------------

David B. Watts*
President and Trustee

Dr. Kenneth Black, Jr.
Trustee; Regents' Professor Emeritus
of Insurance, Georgia State University

Peter B. Freeman
Trustee; Corporate Director and Trustee

Dr. J. D. Hammond
Trustee; Dean, Smeal College of Business
Administration, Pennsylvania State University

Daniel Pierce*
Vice President and Trustee

Pamela A. McGrath*
Vice President and Treasurer

Thomas S. Crain*
Vice President

Jerard K. Hartman*
Vice President

Richard A. Holt*
Vice President

Thomas W. Joseph*
Vice President

David S. Lee*
Vice President

Steven M. Meltzer*
Vice President

Edward J. O'Connell*
Vice President and Assistant Treasurer

Randall K. Zeller*
Vice President

Thomas F. McDonough*
Secretary

Kathryn L. Quirk*
Vice President and Assistant Secretary

Coleen Downs Dinneen*
Assistant Secretary

*Scudder, Stevens & Clark, Inc.

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

           SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

                                       and

                      SCUDDER VARIABLE LIFE INVESTMENT FUND



     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated January __, 1996, pertaining to a proposed set of transactions (the "Transactions") reorganizing Separate Account I of Washington National Insurance Company (the "Separate Account"). A copy of that Proxy Statement/Prospectus may be obtained by calling
(800) 933-5432 or by writing Washington National Insurance Company, Life and Annuity Administration, 300 Tower Parkway, Lincolnshire, Illinois 60069-3665.

     Pursuant to the Transactions, the Separate Account, which is currently a management investment company, will be reconstituted as a unit investment trust (the "Continuing Separate Account") and remain subdivided into three Sub-Accounts. Each of the Sub-Accounts of the Continuing Separate Account will invest in a corresponding portfolio of Scudder Variable Life Investment Fund ("the Fund"), a mutual fund whose shares are sold only to insurance company separate accounts as the funding vehicle for variable annuity contracts and variable life insurance policies. The Bond Portfolio, the Money Market Portfolio, and the Capital Growth Portfolio of the Fund will represent the continuation of the investment portfolios of the Bond Sub-Account, the Short-Term Portfolio Sub-Account, and the Stock Sub-Account, respectively, of the Separate Account immediately prior to the Transactions.

                            January ___, 1996




                                        Statement Of Additional Information

                                                 TABLE OF CONTENTS

                                                                                              Page in the
                                                                        Page in the           Proxy Statement/
                                                                        Statement of          Prospectus
                                                                        Additional            Containing
Caption in the Statement of Additional Information                      Information           Related Disclosure
--------------------------------------------------                      -----------           ------------------

PRO FORMA FINANCIAL STATEMENTS                                            B - 3                   9 - 11


APPENDIX A --       STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1995, FOR
                    SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
                    (containing audited financial statements for the year ended December 31, 1994)

APPENDIX B --       SEMI-ANNUAL  REPORT DATED JUNE 30, 1995,  FOR SEPARATE
                    ACCOUNT  I  OF   WASHINGTON   NATIONAL   INSURANCE   COMPANY
                    (containing unaudited financial statements for the six months ended June 30, 1995)

APPENDIX C --       STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1995, FOR
                    SCUDDER VARIABLE LIFE INVESTMENT FUND

APPENDIX D --       ANNUAL  REPORT DATED  DECEMBER  31,  1994,  FOR SCUDDER
                    VARIABLE  LIFE   INVESTMENT   FUND   (containing   audited
                    financial statements for the year ended December 31, 1994)

APPENDIX E --       SEMI-ANNUAL  REPORT DATED JUNE 30,  1995,  FOR SCUDDER
                    VARIABLE  LIFE   INVESTMENT   FUND   (containing   unaudited
                    financial statements for the six months ended June 30, 1995)

                         PRO FORMA FINANCIAL STATEMENTS

     Separate Account I of Washington National Insurance Company (the "Separate Account") is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), that is comprised of three investment divisions ("Sub-Accounts"), which invest directly in securities and other instruments according to each Sub-Account's respective investment objectives. Scudder Variable Life Investment Fund (the "Fund") is a diversified open-end management investment company registered under the 1940 Act that is comprised of six investment divisions ("Portfolios"), which invest directly in securities and other instruments according to each Portfolio's respective investment objectives. The Transactions involve the transfer of the net assets of each Sub-Account of the Separate Account to a corresponding Portfolio of the Fund in exchange for shares of beneficial interest in that Portfolio. The basic effect is that the Separate Account as restructured pursuant to the Transactions (the "Continuing Separate Account") will no longer hold investments directly but rather will hold similar investments indirectly through the vehicle of the Fund (i.e., three "Eligible Portfolios" thereof). And those investments will be managed by a different investment adviser (Scudder, Stevens & Clark, Inc.) instead of Washington National Insurance Company.

     Pro forma financial statements of the Eligible Portfolios of the Fund have not been prepared because the net asset value of each Sub-Account of the Separate Account did not exceed ten percent of the net asset value of the corresponding Eligible Portfolio of the Fund as of October 31, 1995.

                                   APPENDIX A

           SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
                   Statement of Additional Information dated
                                   May 1, 1995


     The Separate Account's statement of additional information dated May 1, 1995, is incorporated herein by reference to Appendix A of Part B of the initial registration statement on Form N-14 for Separate Account I of Washington National Insurance Company and Scudder Variable Life Investment Fund (File No. 33-62861), as filed with the Commission on September 22, 1995, and will accompany the Statement of Additional Information sent to Separate Account Voters.

                                   APPENDIX B

           SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY
                     Semi-Annual Report dated June 30, 1995

     The Separate Account's semi-annual report dated June 30, 1995, is incorporated herein by reference to Appendix B of Part B of the of the initial registration statement on Form N-14 for Separate Account 1 of Washington National Insurance Company and Scudder Variable Life Investment Fund (File No. 33-62861), as filed with the Commission on September 22, 1995, and will accompany the Statement of Additional Information sent to Separate Account Voters.

                                   APPENDIX C

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                Statement of Additional Information dated May 1,
                                      1995


     The Fund's statement of additional information dated May 1, 1995, immediately follows this page.

                      SCUDDER VARIABLE LIFE INVESTMENT FUND

                             Two International Place

                        Boston, Massachusetts 02110-4103


     An open-end management investment company which currently offers shares of beneficial interest of
   six diversified Portfolios, three of which are offered herein, which seek, respectively, (i) stability and current income from a portfolio of money market instruments,
          (ii) high income from a high quality portfolio of bonds, and
                      (iii) long-term capital growth from a
              a portfolio consisting primarily of equity securities

                                 (A Mutual Fund)






--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 1995



--------------------------------------------------------------------------------


         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Scudder Variable Life Investment Fund dated May 1, 1995, as may be amended from time to time, a copy of which may be obtained without charge by calling a Participating Insurance Company or by writing to broker/dealers offering certain variable annuity contracts and variable life insurance policies, or Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                              TABLE OF CONTENTS
                                                                                                                  Page

INVESTMENT OBJECTIVES AND POLICIES....................................................................................1
         Money Market Portfolio.......................................................................................1
         Bond Portfolio...............................................................................................2
         Capital Growth Portfolio.....................................................................................3

POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIOS..................................................................4
         Repurchase Agreements........................................................................................4
         Zero Coupon Securities.......................................................................................5
         Mortgage-Backed Securities and Mortgage Pass-Through Securities..............................................6
         Collateralized Mortgage Obligations ("CMOs").................................................................7
         FHLMC Collateralized Mortgage Obligations....................................................................7
         Other Mortgage-Backed Securities.............................................................................8
         Other Asset-Backed Securities................................................................................8
         Municipal Obligations........................................................................................9
         Convertible Securities.......................................................................................9
         Depositary Receipts.........................................................................................10
         Foreign Securities..........................................................................................10
         Limitations on Holdings of Foreign Securities...............................................................11
         Indexed Securities..........................................................................................12
         When-Issued Securities......................................................................................12
         Loans of Portfolio Securities...............................................................................12
         Borrowing...................................................................................................13
         Options.....................................................................................................13
         Securities Index Options....................................................................................15
         Futures Contracts...........................................................................................15
         Futures on Debt Securities..................................................................................15
         Limitations on the Use of Futures Contracts and Options on Futures..........................................17
         Foreign Currency Transactions...............................................................................18
         High Yield, High Risk Securities............................................................................20
         Combined Transactions.......................................................................................20
         Risks of Specialized Investment Techniques Abroad...........................................................20

INVESTMENT RESTRICTIONS..............................................................................................21

PURCHASES AND REDEMPTIONS............................................................................................21

INVESTMENT ADVISER AND DISTRIBUTOR...................................................................................22
         Investment Adviser..........................................................................................22
         Personal Investments by Employees of the Adviser............................................................25
         Distributor.................................................................................................25

MANAGEMENT OF THE FUND...............................................................................................26
         Trustees and Officers.......................................................................................26
         Remuneration................................................................................................27

NET ASSET VALUE......................................................................................................28

TAX STATUS...........................................................................................................30

DIVIDENDS AND DISTRIBUTIONS..........................................................................................33
         Money Market Portfolio......................................................................................33
         Other Portfolios............................................................................................34

                                                      i

                                              TABLE OF CONTENTS
                                                                                                                  Page

PERFORMANCE INFORMATION..............................................................................................34
         Money Market Portfolio......................................................................................34
         Bond Portfolio..............................................................................................35
         All Portfolios..............................................................................................35
         Comparison of Portfolio Performance.........................................................................37

SHAREHOLDER COMMUNICATIONS...........................................................................................40

ORGANIZATION AND CAPITALIZATION......................................................................................40
         General.....................................................................................................40
         Shareholder and Trustee Liability...........................................................................42

ALLOCATION OF PORTFOLIO BROKERAGE....................................................................................42

PORTFOLIO TURNOVER...................................................................................................43

EXPERTS..............................................................................................................43

COUNSEL..............................................................................................................44

ADDITIONAL INFORMATION...............................................................................................44

FINANCIAL STATEMENTS.................................................................................................44

APPENDIX
         Description of Bond Ratings
         Description of Commercial Paper Ratings


                                                          ii

                       INVESTMENT OBJECTIVES AND POLICIES

                    (See "INVESTMENT CONCEPT OF THE FUND" and
             "INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS"
                           in the Fund's prospectus.)

         Scudder Variable Life Investment Fund (the "Fund") is an open-end, diversified registered management investment company established as a Massachusetts business trust. The Fund is a series fund consisting of six diversified series, three of which, the Money Market Portfolio, Bond Portfolio and Capital Growth Portfolio (individually or collectively hereinafter referred to as a "Portfolio" or the "Portfolios") are offered herein. Additional portfolios may be created from time to time. The Fund is intended to be the funding vehicle for variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to be offered to the separate accounts of certain life insurance companies ("Participating Insurance Companies").

         Each Portfolio has a different investment objective which it pursues through separate investment policies, as described below. The differences in objectives and policies among the Portfolios can be expected to affect the degree of market and financial risk to which each Portfolio is subject and the return of each Portfolio. The investment objectives and policies of each Portfolio may, unless otherwise specifically stated, be changed by the Trustees of the Fund without a vote of the shareholders. There is no assurance that the objectives of any Portfolio will be achieved.

Money Market Portfolio

         The Money Market Portfolio seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there can be no assurance that this will be achieved. The Portfolio will use the amortized cost method of securities valuation.

         The Money Market Portfolio purchases U.S. Treasury bills, notes and bonds; obligations of agencies and instrumentalities of the U.S. Government; domestic and foreign bank certificates of deposit; bankers' acceptances; finance company and corporate commercial paper; and repurchase agreements and corporate obligations. Investments are limited to those that are dollar-denominated and at the time of purchase are rated, or judged by the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), subject to the supervision of the Trustees, to be equivalent to those rated high quality (i.e., rated in the two highest categories) by any two nationally-recognized rating services such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"). In addition, the Adviser seeks through its own credit analysis to limit investments to high quality instruments presenting minimal credit risks. Securities eligible for investment by the Money Market Portfolio which are rated in the highest category by at least two rating services (or by one rating service, if no other rating service has issued a rating with respect to that security) are known as "first tier securities." Securities rated in the top two categories which are not first tier securities are known as "second tier securities." Investments in commercial paper and finance company paper will be limited to securities which, at the time of purchase, will be rated A-1 or A-2 by S&P or Prime 1 or Prime 2 by Moody's or the equivalent by any nationally-recognized rating service or judged to be equivalent by the Adviser. Obligations which are subject to repurchase agreements will be limited to those of the type and quality described above. The Money Market Portfolio may also hold cash. Shares of the Portfolio are not insured by an agency of the U.S. Government. Securities and instruments in which the Portfolio may invest may be issued by the U.S. Government, its agencies and instrumentalities, corporations, trusts, banks, finance companies and other business entities.

         The Money Market Portfolio may invest in certificates of deposit and bankers' acceptances of large domestic banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion) including foreign branches of such domestic banks, which involve different risks than those associated with investments in certificates of deposit of domestic banks, and of smaller banks as described below. The Portfolio will invest in U.S. dollar-denominated certificates of deposit and bankers' acceptances of foreign banks if such banks meet the stated qualifications. Although the Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit and bankers' acceptances issued by foreign banks and foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investments in certificates of deposit and bankers' acceptances issued by domestic banks. (See "Foreign Securities" in this Statement of Additional Information for further risks of foreign investment.)

         The Money Market Portfolio may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Portfolio hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Portfolio's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

         The assets of the Money Market Portfolio consist entirely of cash items and investments having a remaining maturity date of 397 calendar days or less from date of purchase. The Portfolio will be managed so that the average maturity of all instruments in the portfolio (on a dollar-weighted basis) will be 90 days or less. The average maturity of the Portfolio's investments varies according to the Adviser's appraisal of money market conditions.

         To ensure diversity of the Portfolio's investments, as a matter of non-fundamental policy the Portfolio will not invest more than 5% of its total assets in the securities of a single issuer, other than the U.S. Government. The Portfolio may, however, invest more than 5% of its total assets in the first tier securities of a single issuer for a period of up to three business days after purchase, although the Portfolio may not make more than one such investment at any time. The Portfolio may not invest more than 5% of its total assets in securities which were second tier securities when acquired by the Portfolio. Further, the Portfolio may not invest more than the greater of (1) 1% of its total assets, or (2) one million dollars, in the securities of a single issuer which were second tier securities when acquired by the Portfolio.

         The net investment income of the Portfolio is declared as a dividend to shareholders daily and distributed monthly in cash or reinvested in additional shares.

Bond Portfolio

         The Bond Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances the Portfolio invests at least 65% of its assets in bonds including those of the U.S. Government and its agencies and those of corporations and other notes and bonds paying high current income. The Portfolio may also invest in preferred stocks consistent with the Portfolio's objectives. It will attempt to moderate the effect of market price fluctuation relative to that of a long-term bond by investing in securities with varying maturities and making use of futures contracts on debt securities and related options for hedging purposes.

         The Bond Portfolio may purchase corporate notes and bonds including issues convertible into common stock and obligations of municipalities. It may purchase U.S. Government securities and obligations of federal agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of Federal Home Loan Banks, Farm Credit Banks and the Federal Home Loan Mortgage Corporation. The Portfolio may also purchase obligations of international agencies such as the International Bank for Reconstruction and Development and the Inter-American Development Bank. Other eligible investments include foreign securities, including non-U.S. dollar-denominated foreign debt securities and U.S. dollar-denominated foreign debt securities (such as those issued by the Dominion of Canada and its provinces), including without limitation, Eurodollar Bonds and Yankee Bonds, mortgage and other asset-backed securities and money market instruments such as commercial paper and bankers' acceptances and certificates of deposit issued by domestic and foreign branches of U.S. banks. The Portfolio may also enter into repurchase agreements and may invest in zero coupon securities. The Portfolio invests in a broad range of short-, intermediate-, and long-term securities. Proportions among maturities and types of securities may vary depending upon the prospects for income relative to the outlook for the economy and the securities markets, the quality of available investments, the level of interest rates, and other factors.

         The Bond Portfolio is of high quality. No purchase will be made if as a result thereof less than 50% of the Portfolio's net assets would be invested in debt obligations, including money market instruments, that (a) are issued or guaranteed by the U.S. Government, (b) are rated at the time of purchase within the two highest ratings categories by any of the nationally-recognized rating services or (c) if not rated, are judged by the Adviser to be of a quality comparable to obligations rated as described in (b) above. Not less than 80% of the debt obligations in which the Portfolio invests will, at the time of purchase, be rated within the three highest ratings categories of any such service or, if not rated, will be judged to be of comparable quality by the Adviser. The Fund may invest up to 20% of its assets in bonds rated below A but no lower than B by Moody's or S&P or in unrated securities judged by the Adviser to be of comparable quality. Debt securities which are rated below investment-grade (that is, rated below Baa by Moody's or below BBB by S&P) and unrated securities of comparable quality, which usually entail greater risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of loss of principal and income, and may be less liquid than securities in the higher rating categories. Securities rated B involve a high degree of speculation with respect to the payment of principal and interest. Should the rating of any security held by the Portfolio be down-graded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security. During the year ended December 31, 1994, the average monthly dollar-weighted market value of the bonds held by the Portfolio was as follows: 72.0% in AAA/Aaa securities, 1.0% in AA/Aa securities, 19.0% in A securities, 4.0% in BBB/Baa securities, 2.0% in BB/Ba securities and 2.0% in unrated securities, respectively. (See "High Yield, High Risk Securities.") Future asset composition may vary.

         See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         Except for limitations imposed by the Bond Portfolio's investment restrictions, there is no limit as to the proportions of the Portfolio which may be invested in any of the eligible investments; however, it is a policy of the Portfolio that its non-governmental investments will be spread among a variety of companies and will not be concentrated in any industry.

         The Bond Portfolio may invest in securities of the Government National Mortgage Agency, a Government corporation within the U.S. Department of Housing and Urban Development ("GNMAs"). GNMAs are mortgaged-backed securities representing part ownership of a pool of mortgage loans. These loans, which are issued by lenders such as mortgage bankers, commercial banks and savings and loan associations, are either insured by the Federal Housing Administration
(FHA) or guaranteed by the Veterans Administration (VA). Once approved by GNMA, the timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government.

         The Bond Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the Portfolio's shares will fluctuate with changes in the market prices of the Portfolio's investments, which tend to vary inversely with changes in prevailing interest rates and, to a lesser extent, changes in foreign currency exchange rates. As interest rates fall, the prices of debt securities tend to rise and vice versa.

Capital Growth Portfolio

         The Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. However, in order to reduce risk, as market or economic conditions periodically warrant, the Portfolio may also invest up to 25% of its assets in short-term debt instruments.

         Important considerations to the Adviser in its examination of potential investments include certain qualitative considerations such as a company's financial strength, management reputation, absolute size and overall industry position.

         Equity investments can have diverse financial characteristics, and the Trustees believe that the opportunity for capital growth may be found in many different sectors of the market at any particular time. In contrast to the specialized investment policies of some capital appreciation funds, the Portfolio is therefore free to invest in a wide range of marketable securities offering the potential for growth. This enables the Portfolio to pursue investment values in various sectors of the stock market, including:

         1. Companies that generate or apply new technologies, new and improved distribution techniques, or new services, such as those in the business equipment, electronics, specialty merchandising, and health service industries.

         2. Companies that own or develop natural resources, such as energy exploration or precious metals companies.

         3.       Companies that may benefit from changing  consumer demands and
                  lifestyles,   such  as  financial  service  organizations  and
                  telecommunications companies.

         4.       Foreign companies.

         While emphasizing investments in companies with above-average growth prospects, the Portfolio may also purchase and hold equity securities of companies that may have only average growth prospects, but seem undervalued due to factors thought to be of a temporary nature which may cause their securities to be out of favor and to trade at a price below their potential value.

         The Portfolio, as a matter of nonfundamental policy, may invest up to 20% of its net assets in intermediate to longer term debt securities when management anticipates that the total return on debt securities is likely to equal or exceed the total return on common stocks over a selected period of time. The Portfolio may purchase investment-grade debt securities, which are those rated Aaa, Aa, A or Baa by Moody's, or AAA, AA, A or BBB by S&P, or, if unrated, of equivalent quality as determined by the Adviser. Bonds that are rated Baa by Moody's or BBB by S&P have some speculative characteristics. The Portfolio's intermediate to longer term debt securities may also include those which are rated below investment grade as long as no more than 5% of its net assets are invested in such securities. As interest rates fall the prices of debt securities tend to rise and vice versa. Should the rating of a security held by the Portfolio be downgraded after the time of purchase, the Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of the security. (See "High Yield, High Risk Securities".)

         The Capital Growth Portfolio cannot guarantee a gain or eliminate the risk of loss. The net asset value of the shares of the Portfolio will increase or decrease with changes in the market price of the Portfolio's investments and, to a lesser extent, changes in foreign currency exchange rates.

              POLICIES AND TECHNIQUES APPLICABLE TO THE PORTFOLIOS

                 (See "POLICIES AND TECHNIQUES APPLICABLE TO THE
                     PORTFOLIOS" in the Fund's prospectus.)

         Except  as  otherwise  noted  below,   the  following   description  of
additional investment policies and techniques is applicable to all of the Portfolios.

Repurchase Agreements

         On behalf of a Portfolio, the Fund may enter into repurchase agreements with member banks of the Federal Reserve System, any foreign bank and any broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by the Adviser to be at least equal to that of issuers of commercial paper rated within the two highest categories assigned by Moody's or S&P. A repurchase agreement with a member bank of the Federal Reserve System, which provides a means for the Portfolio to earn income on funds for periods as short as overnight, is an arrangement through which the Portfolio acquires a U.S. Government or other high quality short-term debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. A repurchase agreement with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on repurchase. In either case, the income to the Portfolio is unrelated to the interest rate on the Obligation subject to the repurchase agreement. For purposes of the Investment Company Act of 1940 (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Portfolio to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Portfolio subject to a repurchase agreement as being owned by the Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings of the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Portfolio has not perfected a security interest in the Obligation, the Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Portfolio, the Fund seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Portfolio will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

Zero Coupon Securities

         The Bond Portfolio may invest in zero coupon securities which pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon securities are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest (cash). Zero coupon convertible securities offer the opportunity for capital appreciation (or depreciation) as increases (or decreases) in market value of such securities closely follow the movements in the market value of the underlying common stock. Zero coupon convertible securities generally are expected to be less volatile than the underlying common stocks because zero coupon convertible securities are usually issued with shorter maturities (15 years or less) and with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

         Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons and receipts for their underlying principal ("coupons") which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and receipts and then resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities has stated that for federal tax and securities purposes, in their opinion purchasers of such certificates, such as the Portfolios, most likely will be deemed the beneficial holders of the underlying U.S.
government securities.

         The Treasury has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

         The Bond Portfolio may also invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related, and private organizations as further described below. The Portfolio may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

         A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Portfolio to a lower rate of return upon reinvestment. To the extent that such mortgage-backed securities are held by the Portfolio, the prepayment right will tend to limit to some degree the increase in net asset value of the Portfolio because the value of the mortgage-backed securities held by the Portfolio may not appreciate as rapidly as the price of non-callable debt securities.

         Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing, or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities such as securities issued by the Government National Mortgage Association ("GNMA") are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Portfolio shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

         Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.

         FHLMC is a corporate instrumentality of the U.S. Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

         Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Portfolio may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Adviser determines that the securities meet the Portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMOs")

         A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

         In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations

         FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

         If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

         Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities

         The Adviser expects that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. The Bond Portfolio will not purchase mortgage-backed securities or any other assets which, in the opinion of the Adviser, are illiquid if, as a result, more than 10% of the value of the Portfolio's total assets will be illiquid. As new types of mortgage-related securities are developed and offered to investors, the Adviser will, consistent with the Portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

         The securitization techniques used to develop mortgaged-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in a structure similar to the CMO structure. Consistent with the Bond Portfolio's investment objectives and policies, the Portfolio may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

         Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile ReceivablesSM ("CARSSM"). CARSSM represent undivided fractional interests in a trust ("Trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARSSM are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the Trust. An investor's return on CARSSM may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the Trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage to or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

         Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

         Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Bond Portfolio will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated, or failure of the credit support could adversely affect the return on an investment in such a security.

         The Bond Portfolio may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of residual cash flow resulting from a particular issue of asset-backed securities will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

         The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Bond Portfolio to dispose of any then existing holdings of such securities.

Municipal Obligations

         The Bond Portfolio may invest in municipal obligations, which are issued by or on behalf of states, territories, and possessions of the U.S., and their political subdivisions, agencies, and instrumentalities, and the District of Columbia to obtain funds for various public purposes. The interest on these obligations is generally exempt from federal income tax in the hands of most investors. The two principal classifications of municipal obligations are "notes" and "bonds." The return on municipal obligations is ordinarily lower than that of taxable obligations. The Bond Portfolio may acquire municipal obligations when, due to disparities in the debt securities markets, the anticipated total return on such obligations is higher than that on taxable obligations. The Bond Portfolio has no current intention of purchasing tax-exempt municipal obligations that would amount to greater than 5% of the Portfolio's total assets.

Convertible Securities

         The Bond Portfolio and the Capital Growth Portfolio may each invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stock. Investments in convertible securities can provide an opportunity for capital appreciation and/or income through interest and dividend payments by virtue of their conversion or exchange features.

         The convertible securities in which the Bond Portfolio and the Capital Growth Portfolio may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As fixed income securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all fixed income securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar non-convertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes ("LYONs"). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the purchase price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Depositary Receipts

         The Capital Growth Portfolio may invest indirectly in securities of foreign issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), International Depositary Receipts ("IDRs") and other types of Depositary Receipts (which, together with ADRs, GDRs and IDRs are hereinafter referred to as "Depositary Receipts"). Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the Depositary Receipts. ADRs are typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are typically issued by foreign banks or trust companies, although they also may be issued by United States banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the United States securities markets and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. For purposes of the Capital Growth Portfolio's investment policies, the Portfolio's investments in ADRs, GDRs and other types of Depositary Receipts will be deemed to be investments in the underlying securities. Depositary Receipts other than those denominated in U.S. dollars will be subject to foreign currency exchange rate risk. Certain Depositary Receipts may not be listed on an exchange and therefore may be illiquid securities.

Foreign Securities

         The Bond Portfolio and the Capital Growth Portfolio (collectively, the "Non-Money Market Portfolios") may each invest, without limit, except as applicable to debt securities generally, in U.S. dollar-denominated foreign debt securities (including those issued by the Dominion of Canada and its provinces and other debt securities which meet the criteria applicable to the Portfolio's domestic investments), and in certificates of deposit issued by foreign banks and foreign branches of United States banks, to any extent deemed appropriate by the Adviser. The Bond Portfolio may invest up to 20% of its assets in non-U.S. dollar-denominated foreign debt securities. The Capital Growth Portfolio may invest up to 25% of its assets in non-U.S. dollar-denominated equity securities of foreign issuers.

         Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Non-Money Market Portfolios' performance. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than the volume and liquidity in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Portfolios are uninvested and no return is earned thereon. The inability of the Portfolios to make intended security purchases due to settlement problems could cause the Portfolios to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Portfolios due to subsequent declines in value of the portfolio security or, if the Portfolios have entered into a contract to sell the security, could result in possible liability to the purchaser. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Portfolios may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Portfolios' agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of nationalization, expropriation, the imposition of withholding or confiscatory taxes, political, social, or economic instability, devaluations in the currencies in which a Portfolio's securities are denominated or diplomatic developments which could affect U.S. investments in those countries. Investments in foreign securities may also entail certain risks, such as possible currency blockages or transfer restrictions, and the difficulty of enforcing rights in other countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance generally is greater in these countries than in developed countries. The management of the Non-Money Market Portfolios seeks to mitigate the risks associated with these considerations through diversification and active professional management. Although investments in companies domiciled in developing countries may be subject to potentially greater risks than investments in developed countries, the Portfolios will not invest in any securities of issuers located in developing countries if the securities, in the judgment of the Adviser, are speculative.

         To the extent that the Non-Money Market Portfolios invest in foreign securities, the Portfolios' share price could reflect the movements of both the different stock and bond markets in which it is invested and the currencies in which the investments are denominated; the strength or weakness of the U.S. dollar against foreign currencies could account for part of the Portfolios' investment performance.

Limitations on Holdings of Foreign Securities

         Each Portfolio that invests in foreign securities shall invest in no less than five foreign countries; provided that, (i) if foreign securities comprise less than 80% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than four foreign countries; (ii) if foreign securities comprise less than 60% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than three foreign countries; (iii) if foreign securities comprise less than 40% of the value of the Portfolio's net assets, the Portfolio shall invest in no less than two foreign countries; and (iv) if foreign securities comprise less than 20% of the value of the Portfolio's net assets the Portfolio may invest in a single foreign country.

         Each Portfolio shall invest no more than 20% of the value of its net assets in securities of issuers located in any one country; provided that an additional 15% of the value of each Portfolio's net assets may be invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom and Germany; and provided further that 100% of a Portfolio's assets may be invested in securities of issuers located in the United States.

Indexed Securities

         The Bond Portfolio may invest in indexed securities, the value of which is linked to currencies, interest rates, commodities, indices or other financial indicators ("reference instruments"). Most indexed securities have maturities of three years or less.

         Indexed securities differ from other types of debt securities in which the Fund may invest in several respects. First, the interest rate or, unlike other debt securities, the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as an interest rate compared with a fixed interest rate or the currency exchange rates between two currencies (neither of which need be the currency in which the instrument is denominated). The reference instrument need not be related to the terms of the indexed security. For example, the principal amount of a U.S. dollar denominated indexed security may vary based on the exchange rate of two foreign currencies. An indexed security may be positively or negatively indexed; that is, its value may increase or decrease if the value of the reference instrument increases. Further, the change in the principal amount payable or the interest rate of an indexed security may be a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s).

         Investment in indexed securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of indexed securities may decrease as a result of changes in the value of reference instruments. Further, in the case of certain indexed securities in which the interest rate is linked to a reference instrument, the interest rate may be reduced to zero, and any further declines in the value of the security may then reduce the principal amount payable on maturity. Finally, indexed securities may be more volatile than the reference instruments underlying indexed securities.

When-Issued Securities

         A Portfolio may from time to time purchase securities on a "when-issued" or "forward delivery" basis. Debt securities are often issued on this basis. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the Portfolio and no interest accrues to the Portfolio. To the extent that assets of a Portfolio are held in cash pending the settlement of a purchase of securities, that Portfolio would earn no income; however, it is the Fund's intention that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above. While when-issued or forward delivery securities may be sold prior to the settlement date, the Portfolio intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment on behalf of a Portfolio to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the amount due and the value of the security in determining the Portfolio's net asset value. The market value of the when-issued or forward delivery securities may be more or less than the purchase price payable at settlement date. The Fund does not believe that a Portfolio's net asset value or income will be adversely affected by the purchase of securities on a when-issued or forward delivery basis. Each Portfolio will establish a segregated account in which it will maintain cash, U.S. Government securities and other high-grade debt obligations at least equal in value to commitments for when-issued or forward delivery securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Loans of Portfolio Securities

         The Fund may lend the portfolio securities of any Portfolio (other than the Money Market Portfolio) provided: (1) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents adjusted daily to have market value at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and regain the securities loaned; (3) the Portfolio will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Portfolio. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before the Portfolio enters into a loan, the Adviser considers all relevant facts and circumstances including the creditworthiness of the borrower.

Borrowing

         The Board of Trustees has adopted a policy whereby each Portfolio of the Fund may borrow up to 10% of its total assets; provided, however, that each Portfolio may borrow up to 25% of its total assets for extraordinary or emergency purposes, including the facilitation of redemptions. A Portfolio may only borrow money from banks as a temporary measure for extraordinary or emergency purposes (each Portfolio is required to maintain asset coverage (including borrowings) of 300% for all borrowings) and no purchases of securities for a Portfolio will be made while borrowings of that Portfolio exceed 5% of the Portfolio's assets. Borrowings by the Fund increase exposure to capital risk. In addition, borrowed funds are subject to interest costs that may offset or exceed the return earned on investment of such funds.

Options

         The Fund may, on behalf of any Portfolio (excluding the Money Market Portfolio), write covered call options on the portfolio securities of such Portfolio in an attempt to enhance investment performance. A call option is a contract generally having a duration of nine months or less which gives the purchaser of the option, in return for a premium paid, the right to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time upon the assignment of an exercise notice prior to the expiration of the option, regardless of the market price of the security during the option period. A covered call option is an option written on a security which is owned by the writer throughout the option period.

         The Fund will write, on behalf of a Portfolio, covered call options both to reduce the risks associated with certain of its investments and to increase total investment return. In return for the premium income, the Portfolio will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the option, the Portfolio will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. Unlike the situation in which the Fund owns securities not subject to a call option, the Fund, in writing call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. The Fund may forego the benefit of appreciation in its Portfolios on securities sold pursuant to call options.

         When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period, generally ranging up to nine months. Some of the options which the Fund writes may be of the European type which means they may be exercised only at a specified time. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for the written option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.

         The Capital Growth Portfolio may write covered call and put options to a limited extent on its portfolio securities in an attempt to earn additional income on its portfolio, consistent with its investment objectives. The Portfolio may forego the benefits of appreciation on securities sold or depreciation on securities acquired pursuant to call and put options written by the Portfolio. The Portfolio has no current intention of writing options on more than 5% of its net assets.

         When the Fund, on behalf of the Capital Growth Portfolio, writes a put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. Some of the European type options which the Fund writes may be exercised only at a specified time. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. With respect to each put option it writes, the Portfolio will have deposited in a separate account with its custodian U.S. Treasury obligations, high-grade debt securities or cash equal in value to the exercise price of the put option, will have purchased a put option with a higher exercise price that will expire no earlier than the put option written or will have used some combination of these two methods. The Fund on behalf of the Portfolio, will only write put options involving securities for which a determination is made that it wishes to acquire the securities at the exercise price at the time the option is written.

         The Portfolio may terminate its obligation as a writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction."

         When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.

         The Portfolio may purchase call options on any securities in which it may invest in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.

         The Capital Growth Portfolio will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held by the Portfolio, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options may also be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.

         The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. Exchange markets in securities options are a relatively new and untested concept. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.

         The Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately thirty broker-dealers make these markets and the Adviser will consider risk factors such as their creditworthiness when determining a broker-dealer with which to engage in options transactions. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Written over-the-counter options purchased by the Fund and portfolio securities "covering" the Fund's obligation pursuant to an over-the-counter option may be deemed to be illiquid and may not be readily marketable. The Adviser will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Fund's Trustees.

Securities Index Options

         The Capital Growth Portfolio may purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Portfolio's securities. Options on securities indexes are similar to options on stock except that the settlement is made in cash.

         Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date, multiplied by (ii) a fixed "index multiplier." In exchange for undertaking the obligation to make such cash payment, the writer of the securities index option receives a premium.

         A securities index fluctuates with changes in the market values of the securities so included. Some securities index options are based on a broad market index such as the S&P 500 or the N.Y.S.E. Composite Index, or a narrower market index such as the S&P 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on securities indexes are currently traded on exchanges including the Chicago Board Options Exchange, Philadelphia Exchange, New York Stock Exchange, and American Stock Exchange.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities holdings of the Portfolio will not exactly match the composition of the securities indexes on which options are written. In addition, the purchase of securities index options involves essentially the same risks as the purchase of options on futures contracts. The principal risk is that the premium and transactions costs paid by the Portfolio in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is written. Options on securities indexes also entail the risk that a liquid secondary market to close out the option will not exist, although the Portfolio will generally only purchase or write such an option if the Adviser believes the option can be closed out.

Futures Contracts

         The Fund may, on behalf of the Bond Portfolio, purchase and sell futures contracts on debt securities to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of the Portfolio's debt securities. In addition, the Fund may, on behalf of the Non-Money Market Portfolios, purchase and sell securities index futures to hedge the equity securities of a Portfolio with regard to market (systematic) risk as distinguished from stock-specific risk. Each of these two Portfolios may also purchase and write put and call options on futures contracts of the type which such Portfolio is authorized to enter into and may engage in related closing transactions. All of such futures on debt securities, stock index futures and related options will be traded on exchanges that are licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on appropriate foreign exchanges, to the extent permitted by law.

Futures on Debt Securities

         A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--the Fund, on behalf of a Portfolio, will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures on debt securities--assuming a "short" position--it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Trustees to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees.

         Positions taken in the futures markets are normally not held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by the Fund on behalf of a Portfolio will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Portfolio to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing-out and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

         Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Portfolio may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Portfolio (or securities having characteristics similar to those held by the Portfolio) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Portfolio's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

         On other occasions, the Portfolio may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase for the Portfolio particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Portfolio of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

Stock Index Futures. A stock index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based. That index is designed to reflect overall price trends in the market for equity securities.

         Stock index futures may be used to hedge the equity securities of the Capital Growth Portfolio with regard to market (systematic) risk (involving the market's assessment of over-all economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, the Fund may seek to protect the value of the equity of the Portfolio's securities against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, the Fund can seek on behalf of the Portfolio to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, the Portfolio will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Options on Futures. For bona fide hedging purposes, the Fund may also purchase and write, on behalf of each of the Bond Portfolio and the Capital Growth Portfolio, call and put options on futures contracts, which are traded on exchanges that are licensed and regulated by the CFTC or on any foreign exchange for the purpose of options trading, to the extent permitted by law. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When a person exercises an option and assumes a long futures position, in the case of a "call," or a short futures position, in the case of a "put," his gain will be credited to his futures margin account, while the loss suffered by the writer of the option will be debited to his account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

         Options on futures can be used by a Portfolio to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Portfolio purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Portfolio will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities that would have been more completely offset if the hedge had been effected through the use of futures.

         If a Portfolio writes options on futures contracts, the Portfolio will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Portfolio will gain the amount of the premium, which may partially offset unfavorable changes in the value of securities held in or to be acquired for the Portfolio. If the option is exercised, the Portfolio will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities.

         While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, the Portfolio's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. A Portfolio will not purchase or write options on futures contracts unless, in the Adviser's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

Limitations on the Use of Futures Contracts and Options on Futures

         All of the futures contracts and options on futures transactions into which the Fund will enter will be for bona fide hedging or other appropriate risk management purposes as permitted by CFTC regulations and to the extent consistent with requirements of the Securities and Exchange Commission (the "SEC").

         To ensure that its futures and options transactions meet this standard, the Fund will enter into them only for the purposes or with the intent specified in CFTC regulations, subject to the requirements of the SEC. The Fund will further seek to assure that fluctuations in the price of the futures contracts and options on futures that it uses for hedging purposes will be substantially correlated to fluctuations in the price of the securities held by a Portfolio or which it expects to purchase, though there can be no assurance that this result will be achieved. The Fund will sell futures contracts or acquire puts to protect against a decline in the price of securities that a Portfolio owns. The Fund will purchase futures contracts or calls on futures contracts to protect a Portfolio against an increase in the price of securities the Fund intends later to purchase for the Portfolio before it is in a position to do so.

         As evidence of this hedging intent, the Fund expects that on 75% or more of the occasions on which it purchases a long futures contract or call option on futures for a Portfolio the Fund will effect the purchase of securities in the cash market or take delivery as it closes out a Portfolio's futures position. In particular cases, however, when it is economically advantageous to the Portfolio, a long futures position may be terminated (or an option may expire) without the corresponding purchase of securities.

         As an alternative to literal compliance with the bona fide hedging definition, a CFTC definition now permits the Fund to elect to comply with a different test, under which its long futures positions will not exceed the sum of (a) cash or cash equivalents segregated for this purpose, (b) cash proceeds on existing investments due within thirty days and (c) accrued profits on the particular futures or options positions. However, the Fund will not utilize this alternative unless it is advised by counsel that to do so is consistent with the requirements of the SEC.

         Futures on debt securities and stock index futures are at present actively traded on exchanges that are licensed and registered by the CFTC, or consistent with the CFTC regulations on foreign exchanges. Portfolios will incur brokerage fees in connection with their futures and options transactions, and will be required to deposit and maintain funds with brokers as margin to guarantee performance of futures obligations. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Portfolio may be exposed to risk of loss.

         Each Portfolio, in dealing in futures contracts and options on futures, is subject to the 300% asset coverage requirement for borrowings set forth under "Investment Restrictions" in the Fund's prospectus. The Trustees have also adopted a policy (which is not fundamental and may be modified by the Trustees without a shareholder vote) that, immediately after the purchase or sale of a futures contract or option thereon, the value of the aggregate initial margin with respect to all futures contracts and premiums on options on futures contracts entered into by a Portfolio will not exceed 5% of the fair market value of the Portfolio's total assets. Additionally, the value of the aggregate premiums paid for all put and call options held by the Portfolio will not exceed 2% of its net assets. A futures contract for the receipt of a debt security and long index futures will be offset by assets of the Portfolio held in a segregated account in an amount equal to the total market value of the futures contracts less the amount of the initial margin for the contracts.

Foreign Currency Transactions

         The Non-Money Market Portfolios may enter into forward foreign currency exchange contracts ("forward contracts") for hedging purposes. These Portfolios may also, for hedging purposes, purchase foreign currencies in the form of bank deposits as well as other foreign money market instruments, including but not limited to, bankers' acceptances, certificates of deposit, commercial paper, short-term government and corporate obligations and repurchase agreements.

         Because investments in foreign companies usually will involve currencies of foreign countries, and because the Non-Money Market Portfolios temporarily may hold funds in bank deposits in foreign currencies during the completion of investment programs, the value of their assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and they may incur costs in connection with conversions between various currencies. Although the Non-Money Market Portfolios value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. They will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Non-Money Market Portfolios at one rate, while offering a lesser rate of exchange should the Non-Money Market Portfolios desire to resell that currency to the dealer.
The Non-Money Market Portfolios will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

         A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

         Upon the maturity of a forward contract a Portfolio may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing purchase transaction involving the purchase or sale of an offsetting contract. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract.

         A Portfolio may enter into forward contracts under certain circumstances. When a Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when a Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on such a security which it holds, the Portfolio may desire to "lock in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying transactions, the Portfolio will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         Additionally, when management of a Portfolio believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of a portion of the Portfolio's foreign assets.

         The  Non-Money  Market  Portfolios  do not  intend  to enter  into such forward contracts to protect the value of their portfolio securities on a regular continuous basis, and will not do so if, as a result, a Portfolio will have more than 15% of the value of its total assets committed to the consummation of such contracts. A Portfolio also will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Portfolio to deliver an amount of foreign currency in excess of the value of the Portfolio's securities or other assets denominated in that currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the Non-Money Market Portfolios believe that it is important to have the flexibility to enter into such forward or foreign currency futures contracts when each determines that the best interests of the Portfolio will be served.

         Except when a Portfolio enters into a forward contract for the purpose of the purchase or sale of a security denominated in a foreign currency, State Street Bank and Trust Company (the "Custodian"), will place cash or liquid securities into a segregated account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward contracts (or the Portfolio's forward contracts will be otherwise covered consistent with applicable regulatory policies) and foreign currency futures contracts that require the Portfolio to purchase foreign currencies. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Portfolio's commitments with respect to such contracts.

         The Non-Money Market Portfolios generally will not enter into a forward contract with a term of greater than one year. It also should be realized that this method of protecting the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which the Portfolio can achieve at some future point in time.

         While the Non-Money Market Portfolios will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Portfolio may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Portfolio than if it had not engaged in any such transaction. Moreover, there may be imperfect correlation between the value of the Portfolio's holdings of securities denominated in a particular currency and forward or futures contracts entered into by the Portfolio. Such imperfect correlation may prevent the Portfolio from achieving a complete hedge or expose the Portfolio to risk of foreign exchange loss.

High Yield, High Risk Securities

         The Bond Portfolio and the Capital Growth Portfolio may each invest in below investment grade securities (rated Ba and lower by Moody's and BB and lower by S&P) or unrated securities. Such securities carry a high degree of risk and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See the Appendix to this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

         As economic downturn may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates could adversely affect the value of such obligations held by a Portfolio. Prices and yields of high yield securities will fluctuate over time and may affect a Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

         The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Trustees to value high yield securities accurately in a Portfolio and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

         Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolios' investment objectives may be more dependent on the Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded the Adviser will determine whether it is in the best interest of that Portfolio to retain or dispose of the security.

         Prices for below investment grade securities may be affected by legislative and regulatory developments. For example, new federal rules require savings and loan institutions gradually to reduce their holdings of this type of security. Also, Congress has from time to time considered legislation which would restrict or eliminate the corporate tax deduction for interest payments in these securities and regulate corporate restructurings. Such legislation may significantly depress the prices of outstanding securities of this type.

Combined Transactions

         Each Portfolio may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple foreign currency transactions (including forward contracts) and any combination of futures, options and foreign currency transactions ("component" transactions), instead of a single transaction, as part of a single hedging strategy when, in the opinion of the Adviser, it is in the best interest of a Portfolio to do so. A combined transaction, while part of a single hedging strategy, may not offset fully the risks of each component transaction and, therefore, may contain elements of risk that are present in each of its component transactions. (See above for the risk characteristics of certain transactions.)

Risks of Specialized Investment Techniques Abroad

         The above described specialized investment techniques when conducted abroad may not be regulated as effectively as in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during on-business hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and (v) lesser trading volume.

                             INVESTMENT RESTRICTIONS

            (See "INVESTMENT RESTRICTIONS" in the Fund's prospectus.)

         Unless specified to the contrary, the following restrictions may not be changed with respect to any Portfolio without the approval of the majority of outstanding voting securities of that Portfolio (which, under the 1940 Act, as amended, and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of that Portfolio present at a meeting if the holders of more than 50% of the outstanding shares of that Portfolio are present in person or by proxy, or (2) more than 50% of the outstanding shares of that Portfolio). Any investment restrictions which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, a Portfolio.

         In addition to the investment restrictions set forth in the Fund's prospectus, the Fund may not, on behalf of any Portfolio:

         (1) purchase and sell real estate (though it may invest in securities of companies which deal in real estate and in other permitted investments secured by real estate) or commodities or commodities contracts, except (a) debt securities futures contracts and securities index futures contracts and options thereon, and (b) in the case of the International Portfolio, foreign currency futures contracts;

         (2) participate on a joint or a joint and several basis in any trading account in securities, but may for the purpose of possibly achieving better net results on portfolio transactions or lower brokerage commission rates join with other investment company and client accounts managed by Scudder, Stevens & Clark or its affiliates in the purchase or sale of portfolio securities;

         (3) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2 of 1%) of the shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2 of 1%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

         (4) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions;

         (5) issue senior securities, except as appropriate to evidence indebtedness which a Portfolio is permitted to incur pursuant to the Investment Restrictions set forth in the Fund's prospectus and except for shares of various additional series which may be established by the Trustees; or

         (6) act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with its investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting.

         "Value" for the purposes of all investment restrictions shall mean the value used in determining a Portfolio's net asset value. (See "NET ASSET VALUE").

                            PURCHASES AND REDEMPTIONS

           (See "PURCHASES AND REDEMPTIONS" in the Fund's prospectus.)

         The separate accounts of the Participating Insurance Companies purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to variable annuity contracts and variable life insurance policies but only on days on which the New York Stock Exchange (the "Exchange") is open for trading. Such purchases and redemptions of the shares of each Portfolio are effected at their respective net asset values per share determined as of the close of regular trading on the Exchange (normally 4 p.m. eastern time) on that same day except that, in the case of the Money Market Portfolio, purchases will not be effected until the next determination of net asset value after federal funds have been made available to the Fund. (See "NET ASSET VALUE"). Payment for redemptions will be made by State Street Bank and Trust Company on behalf of the Fund and the applicable Portfolios within seven days thereafter. No fee is charged the separate accounts of the Participating Insurance Companies when they redeem Fund shares.

         The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable, (iii) as the SEC may by order permit for the protection of the security holders of the Fund or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

         Should any conflict between VA contract and VLI policy holders arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of such contract and policy holders.

                       INVESTMENT ADVISER AND DISTRIBUTOR

            (See "INVESTMENT ADVISER" and "DISTRIBUTOR" in the Fund's
                                  prospectus.)

Investment Adviser

         The Fund has an investment advisory agreement for the Money Market Portfolio, Bond Portfolio and Capital Growth Portfolio (the "Agreement"). This Agreement is with the investment counsel firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, doing business under the name Scudder, Stevens & Clark. This organization is one of the most experienced investment counsel firms in the United States. It currently manages in excess of $90 billion in assets for its clients, including: more than $50 billion in U.S. and foreign bonds, and over $9 billion in balanced portfolios for over 3,000 institutional and private accounts. In addition, the assets of Scudder's international investment company clients exceed $6 billion. Scudder, Stevens & Clark, Inc. was established in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928, it introduced the first no-load mutual fund to the public. The Adviser has been a leader in international investment management and trading for over 40 years.

         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Development Fund, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets aggregating over $11 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust and AARP Cash Investment Funds.

         Certain investments may be appropriate for the Fund and for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of the most favorable net results to the Fund.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. The Adviser receives published reports and statistical compilations from issuers and other sources, as well as analyses from brokers and dealers who may execute portfolio transactions for the Adviser's clients. However, the Adviser regards this information and material as an adjunct to its own research activities. Scudder's international investment management team travels the world, researching hundreds of companies. In selecting the securities in which the Fund may invest, the conclusions and investment decisions of the Adviser with respect to the Fund are based primarily on the analyses of its own research department.

         Under the Agreement, the Adviser regularly provides the Fund with investment research, advice and supervision and furnishes continuously an investment program consistent with the investment objectives and policies of each Portfolio, and determines, for each Portfolio, what securities shall be purchased, what securities shall be held or sold, and what portion of a Portfolio's assets shall be held uninvested, subject always to the provisions of the Fund's Declaration of Trust and By-Laws, and of the 1940 Act and to a Portfolio's investment objectives, policies and restrictions, and subject further to such policies and instructions as the Trustees may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         The Adviser pays the compensation and expenses of all affiliated Trustees and executive employees of the Fund and makes available, without expense to the Fund, the services of such affiliated persons as may duly be elected Trustees of the Fund, subject to their individual consent to serve and to any limitations imposed by law, and pays the Fund's office rent and provides investment advisory, research and statistical facilities and all clerical services relating to research, statistical and investment work. For its advisory services the Adviser receives compensation monthly at the following annual rates for each Portfolio:

                                 % of the average
                                 daily net asset
                                 values of each                              Dollar Amount
           Portfolio             Portfolio                    1992               1993                1994

 Money Market Portfolio              .370%                 $134,330           $130,455            $269,963
 Bond Portfolio                      .475%                  438,085            550,565             650,361
 Capital Growth Portfolio            .475%                  617,103            955,017           1,199,585

         Under the Agreement, the Fund is responsible for all its other expenses, including clerical salaries; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; legal, auditing and accounting expenses; taxes and governmental fees; the charges of custodians, transfer agents and other agents; any other expenses, including clerical expenses, of issue, sale, underwriting, distribution, redemption or repurchase of shares; the expenses of and fees for registering or qualifying securities for sale; the fees and expenses of the Trustees of the Fund who are not affiliated with the Adviser; and the cost of preparing and distributing reports and notices to shareholders. The Fund may arrange to have third parties assume all or part of the expense of sale, underwriting and distribution of its shares. (See "Distributor" for expenses paid by Scudder Investor Services, Inc.) The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         In addition to payments for investment advisory services provided by the Adviser, the Trustees, consistent with the Fund's investment advisory agreements and underwriting agreement, have approved payments to the Adviser and Scudder Investor Services, Inc. for clerical, accounting and certain other services they may provide the Fund. Effective October 1, 1994, the Trustees authorized the elimination of these administrative expenses. Under a new agreement, effective October 1, 1994, the Trustees authorized the Fund, on behalf of each Portfolio, to pay Scudder Fund Accounting Corporation, a wholly-owned subsidiary of the Adviser, for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund.

         For the year ended December 31, 1992, such compensation amounted to $38,079 for the Money Market Portfolio, $39,565 for the Bond Portfolio and $40,654 for the Capital Growth Portfolio.

         For the year ended December 31, 1993, such compensation amounted to $48,886 for the Money Market Portfolio, $54,341 for the Bond Portfolio and $59,589 for the Capital Growth Portfolio.

         For the year ended December 31, 1994, such compensation amounted to $40,297 for the Money Market Portfolio, $40,238 for the Bond Portfolio and $38,204 for the Capital Growth Portfolio.

         The Agreement dated November 14, 1986 (for the Money Market Portfolio, Bond Portfolio and Capital Growth Portfolio) will remain in effect until September 30, 1995. The Agreement will continue in effect from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or "interested persons" of the Adviser or the Fund cast in person at a meeting called for the purpose of voting on such approval and either by vote of a majority of the Trustees or a majority of the outstanding securities of such Portfolio. The Agreement for the Money Market Portfolio, Bond Portfolio and Capital Growth
Portfolio was last approved by such Trustees (including a majority of the Trustees who are not such "interested persons") on August 12, 1994. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         The Agreement also provides that the Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as such Agreement remains in effect.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning the Agreement, Trustees who are not "interested persons" of the Fund are represented by independent counsel at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Each Participating Insurance Company has agreed with the Adviser to reimburse the Adviser for a period of five years to the extent that the aggregate annual advisory fee paid on behalf of all Portfolios with respect to the average daily net asset value of the shares of all Portfolios held in that Participating Insurance Company's general or separate account (or those of affiliates) is less than $25,000 in any year. It is expected that insurance companies which become Participating Insurance Companies in the future will be required to enter into similar arrangements.

         For a period of five years from the date of execution of a Participation Agreement with the Fund, the Participating Insurance Companies have agreed to contribute to the capital of the Fund to the extent that the annual operating expenses of any Portfolio of the Fund exceed 0.75 of 1% of that Portfolio's average daily net assets for any year of the Fund. The obligation of each Participating Insurance Company in relation to the total capital contribution due to a Portfolio is the proportion that the average value of the shares of such Portfolio held during the year by a separate account or separate accounts of such Company (or $1,000,000, if greater) bears to such average daily net assets. The Adviser may advance some or all of such capital contribution to the Fund prior to receiving payment therefor from a Participating Insurance Company, but it is under no obligation to do so; if the Adviser does advance such capital contribution to the Fund and does not receive payment therefor, it will be entitled to be repaid such amounts by the Fund. It is expected that insurance companies which become Participating Insurance Companies in the future will be required to enter into similar arrangements. These arrangements may be modified or terminated in the future. To date, Charter National Life Insurance Company, Mutual of America Life Insurance Company and Banner Life Insurance Company have been Participating Insurance Companies for the past eight, six and five years, respectively, and have made arrangements with the Adviser to continue their participation.

         Officers and employees of the Adviser from time to time may have transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions were not influenced by existing or potential custodial or other Fund relationships.

         None of the Trustees or officers of the Fund may have dealings with the Fund as principals in the purchase or sale of securities.

Personal Investments by Employees of the Adviser

         Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Portfolios. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

Distributor

         The Fund has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, Two International Place, Boston, Massachusetts 02110-4103. The Fund's underwriting agreement dated July 12, 1985, will remain in effect until September 30, 1995, and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Fund.

         Under the principal underwriting agreement between the Fund and the Distributor, the Fund is responsible for the payment of all fees and expenses in connection with the preparation and filing of any registration statement and prospectus covering the issue and sale of shares, and the registration and qualification of shares for sale with the SEC in the various states, including registering the Fund as a broker or dealer. The Fund will also pay the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders and any notice, proxy statement, report, prospectus or other communication to shareholders of the Fund, printing and mailing confirmations of purchases of shares, any issue taxes or any initial transfer taxes, a portion of toll-free telephone service for shareholders, wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction), printing and postage of business reply envelopes and a portion of the computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of the shares to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under Federal and state laws, a portion of the toll-free telephone service and of computer terminals, and of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a 12b-l Plan is in effect which provides that the Fund shall bear some or all of such expenses. The Distributor has entered into agreements with broker-dealers authorized to offer and sell VA contracts and VLI policies on behalf of the Participating Insurance Companies under which agreements the broker-dealers have agreed to be responsible for the fees and expenses of any prospectus, statement of additional information and printed information supplemental thereto of the Fund distributed in connection with their offer of VA contracts and VLI policies.

         As agent, the Distributor currently offers shares of each Portfolio on a continuous basis to the separate accounts of Participating Insurance Companies in all states in which the Portfolio or the Fund may from time to time be registered or where permitted by applicable law. The underwriting agreement provides that the Distributor accepts orders for shares at net asset value without sales commission or load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

Note: Although the Fund does not currently have a 12b-1 Plan and shareholder approval would be required in order to adopt one, the underwriting agreement provides that the Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement, and the Fund or a third party will pay those fees and expenses not specifically allocated to the Distributor in the underwriting agreement.

                             MANAGEMENT OF THE FUND

Trustees and Officers

                                                                                               Position with
                                                                                               Underwriter, Scudder
                                                                                               Investor Services,
Name and Address                    Position with Fund       Principal Occupation**            Inc.
----------------                    ------------------       ----------------------            -----------------------

David B. Watts*@+                   President and Trustee    Managing Director of Scudder,     Assistant Treasurer
                                                             Stevens & Clark, Inc.

Dr. Kenneth Black, Jr.              Trustee                  Regents' Professor Emeritus of      ----
Educational Foundation, Inc.                                 Insurance, Georgia State
35 Broad Street                                              University
11th Floor, Room 1144
Atlanta, GA  30303

Peter B. Freeman@                   Trustee                  Corporate Director and Trustee       ----
100 Alumni Avenue
Providence, RI  02906

Dr. J. D. Hammond                   Trustee                  Dean, Smeal College of Business     ----
801 Business                                                 Administration, Pennsylvania
Administration Bldg.                                         State University
Pennsylvania State University
University Park, PA  16802

Daniel Pierce*@+                    Vice President and       Chairman of the Board and         Vice President,
                                    Trustee                  Managing Director of Scudder,     Director and Assistant
                                                             Stevens & Clark, Inc.             Treasurer

Pamela A. McGrath+                  Vice President and       Principal of Scudder, Stevens &      ----
                                    Treasurer                Clark, Inc.


                                       26

                                                                                               Position with
                                                                                               Underwriter, Scudder
                                                                                               Investor Services,
Name and Address                    Position with Fund       Principal Occupation**            Inc.
----------------                    ------------------       ----------------------            -----------------------

Thomas S. Crain++                   Vice President           Managing Director of Scudder,        ----
                                                             Stevens & Clark, Inc.

Jerard K. Hartman#                  Vice President           Managing Director of Scudder,        ----
                                                             Stevens & Clark, Inc.

Richard A. Holt***                  Vice President           Managing Director of Scudder,        ----
                                                             Stevens & Clark, Inc.

Thomas W. Joseph+                   Vice President           Principal of Scudder, Stevens &   Vice President,
                                                             Clark, Inc.                       Director, Treasurer
                                                                                               and Assistant Clerk

David S. Lee+                       Vice President           Managing Director of Scudder,     President, Assistant
                                                             Stevens & Clark, Inc.             Treasurer and Director

Steven M. Meltzer+                  Vice President           Principal of Scudder, Stevens &      ----
                                                             Clark, Inc.

Edward J. O'Connell#                Vice President and       Principal of Scudder, Stevens &   Assistant Treasurer
                                    Assistant Treasurer      Clark, Inc.

Randall K. Zeller#                  Vice President           Managing Director of Scudder,        ----
                                                             Stevens & Clark, Inc.

Thomas F. McDonough+                Secretary                Principal of Scudder, Stevens &   Clerk
                                                             Clark, Inc.

Kathryn L. Quirk#                   Vice President and       Managing Director of Scudder,     Vice President
                                    Assistant Secretary      Stevens & Clark, Inc.

Coleen Downs Dinneen+               Assistant Secretary      Vice President of Scudder,        Assistant Clerk
                                                             Stevens & Clark, Inc.

         *        Messrs. Watts and Pierce are considered by the Fund and its counsel to be Trustees who are "interested persons" of the Adviser or of the Fund (within the meaning of the 1940 Act, as amended).

         **       Unless  otherwise  stated,  all the officers and Trustees have been associated  with their  respective companies for more than five years, but not necessarily in the same capacity.

         @        Peter B. Freeman,  Daniel Pierce and David B. Watts are members of the Executive Committee,  which has the power to declare dividends from ordinary income and distributions of realized capital gains to the same extent as the Board is so empowered.

         +        Address:  Two International Place, Boston, Massachusetts  02110-4103

         #        Address: 345 Park Avenue, New York, New York 10154

         ++       Address: 600 Vine Street - Suite 2000, Cincinnati, Ohio 45202

         ***      Address:  111 E. Wacker Drive - Suite 2200, Chicago, Illinois  60601

         Certain of the Trustees and officers of the Fund also serve in similar capacities with other Scudder Funds.

Remuneration

         Several of the officers and Trustees of the Fund may also be officers of the Adviser, the Distributor, Scudder Service Corporation, Scudder Trust Company or Scudder Fund Accounting Corporation which receive fees paid by the Fund. The Fund pays no direct remuneration to any officer of the Fund. However, each of the Trustees who is not affiliated with the Adviser will be paid by the Fund. Of these unaffiliated Trustees, Drs. Black and Hammond each receive an annual Trustee's fee of $2,000 per Portfolio and a fee of $200 per Portfolio for each Trustees' meeting attended or for each meeting held for the purpose of considering arrangements between the Fund and the Adviser, while Mr. Freeman receives fees of $1,250 per Portfolio and $125 per Portfolio, respectively. Drs. Black and Hammond also receive $100 per Portfolio per committee meeting attended (other than audit committee, for which each receives a fee of $200 per Portfolio), while Mr. Freeman receives fees of $75 per Portfolio and $125 per Portfolio, respectively. A total of $58,473 was paid for Trustees' fees and expenses, including legal counsel to the Trustees, in the year ended December 31, 1994.

         The following Compensation Table, provides in tabular form, the following data.

Column (1) All Trustees who receive compensation from the Fund.
Column (2) Aggregate compensation received by a Trustee from all series of the Fund -Scudder Variable Life Investment Fund, which is comprised of Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio and International Portfolio.
Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Fund. Scudder Variable Life Investment Fund does not pay its Trustees such benefits.
Column (5) Total compensation received by a Trustee from Money Market Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio, Capital Growth Portfolio and International Portfolio, plus compensation received from all funds managed by the Adviser for which a Trustee serves. The total number of funds from which a Trustee receives such compensation is also provided in column (5).

                                     Compensation Table
                            for the year ended December 31, 1994
=========================== ============================= =================== ================= ====================
           (1)                          (2)                      (3)                (4)                 (5)
                                                              Pension or
                                                              Retirement                          Total Compensation
                             Aggregate Compensation from    Benefits Accrued      Estimated        From the Fund and
     Name of Person,          the Scudder Variable Life     As Part of Fund    Annual Benefits     Fund Complex Paid
         Position                  Investment Fund*             Expenses       Upon Retirement         to Trustee
=========================== ============================= =================== ================= ====================

Dr. Kenneth Black, Jr.,              $ 14,400                   N/A                N/A              $ 14,400
Trustee                                                                                             (6 funds)

Peter B. Freeman, Trustee             $ 9,600                   N/A                N/A            $ 141,843.83
                                                                                                   (31 funds)

Dr. J.D. Hammond,                    $ 14,400                   N/A                N/A              $ 14,400
Trustee                                                                                             (6 funds)


*        Scudder Variable Life Investment Fund consists of six Portfolios:  Money Market
         Portfolio, Bond Portfolio, Balanced Portfolio, Growth and Income Portfolio,
         Capital Growth Portfolio and International Portfolio.

                                 NET ASSET VALUE

         (See "NET ASSET VALUE" and "VALUATION OF PORTFOLIO SECURITIES"
                            in the Fund's prospectus)

         The net asset value of shares of each Portfolio of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading (the "Value Time"). The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of a Fund, less all liabilities, by the total number of shares outstanding.

          The valuation of the Money Market Portfolio securities is based upon their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Portfolio would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Money Market Portfolio may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Money Market Portfolio would be able to obtain a somewhat higher yield if he purchased shares of the Money Market Portfolio on that day, than would result/from investment in a fund utilizing solely market values, and existing investors in the Money Market Portfolio would receive less investment income. The converse would apply in a period of rising interest rates.

         An exchange-traded equity security (not subject to resale restrictions) is valued at its most recent sale price as of the Value Time. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). If there are no bid and asked quotations, the security is valued at the most recent bid quotation. An unlisted equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at the most recent sale price. If there are no such sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is the most recent sale price. If there are no such sales, the security is valued at the Calculated Mean. If there is no Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If no such bid quotation is available, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         Option contracts on securities, currencies, futures and other financial instruments traded on an exchange are valued at their most recent sale price on the exchange. If no sales are reported, the value is the Calculated Mean, or if the Calculated Mean is not available, the most recent bid quotation in the case of purchased options, or the most recent asked quotation in the case of written options. Option contracts traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options. Futures contracts are valued at the most recent settlement price. Foreign currency forward contracts are valued at the value of the underlying currency at the prevailing currency exchange rate.

         If a security is traded on more than one exchange, or on one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of an asset as determined in accordance with these procedures does not represent the fair market value of the asset, the value of the asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rates on the valuation date.

                                   TAX STATUS

          (See "TAX STATUS, DIVIDENDS AND DISTRIBUTIONS" in the Fund's
                                  prospectus.)

         Each Portfolio of the Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification does not involve governmental supervision or management of investment practices or policy.

         Each Portfolio intends to comply with the provisions of Section 817(h) of the Code relating to diversification requirements for variable annuity, endowment and life insurance contracts. Specifically, each Portfolio intends to comply with either (i) the requirement of Section 817(h)(1) of the Code that its assets be adequately diversified, or (ii) the "Safe Harbor for Diversification" specified in Section 817(h)(2) of the Code, or (iii) the diversification requirement of Section 817(h)(1) of the Code by having all or part of its assets invested in U.S. Treasury securities which qualify for the "Special Rule for Investments in United States Obligations" specified in Section 817(h)(3) of the Code.

         A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

         Investment company taxable income of a Portfolio generally is made up of dividends, interest, certain currency gains and losses and net-short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains of a Portfolio for a fiscal year are computed by taking into account any capital loss carryforward of the Portfolio.

         At December 31, 1994, the Bond Portfolio had a net tax basis capital loss carryforward of approximately $4,153,327 which may be applied against any net taxable capital gains of each succeeding year until fully utilized or until December 31, 2002, whichever occurs first.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by a Portfolio for reinvestment, requiring federal income taxes to be paid thereon by the Portfolio, such Portfolio intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim its share of federal income taxes paid by the Portfolio on such gains as a credit against its own federal income tax liability, and will be entitled to increase the adjusted tax basis of its shares of the Portfolio by the difference between its pro rata share of such gains and its tax credit.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the relevant Portfolio have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether reinvested in additional shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gain, whether reinvested in additional shares or in cash, must be reported by each shareholder on its federal income tax return. Dividends declared in October, November or December with a record date in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         Distributions by a Portfolio (except the Money Market Portfolio) result in a reduction in the net asset value of the Portfolio's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         If the Capital Growth Portfolio invests in stock of certain foreign investment companies, the Portfolio may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Portfolio's holding period for the stock. The distribution or gain so allocated to the taxable year of the Portfolio, other than the taxable year of the excess distribution or disposition, would be taxed to the Portfolio at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in a Portfolio's investment company taxable income and, accordingly, would not be taxable to a Portfolio to the extent distributed by a Portfolio as a dividend to its shareholders.

         Proposed regulations have been issued which may allow the Capital Growth Portfolio to make an election to mark to market its shares of these foreign investment companies in lieu of being subject to U.S. federal income taxation. At the end of each taxable year to which the election applies, the Capital Growth Portfolio would report as ordinary income the amount by which the fair market value of the foreign company's stock exceeds the Capital Growth Portfolio's adjusted basis in these shares. No mark to market losses would be recognized. The effect of the election would be to treat excess distributions and gain on dispositions as ordinary income which is not subject to a fund level tax when distributed to shareholders as a dividend. Alternatively, the Portfolio may elect to include as income and gain its share of the ordinary earnings and net capital gain of certain foreign investment companies in lieu of being taxed in the manner described above.

         Equity options (including options on stock and options on narrow-based stock indexes) and over-the-counter options on debt securities written or purchased by a Portfolio will be subject to tax under Section 1234 of the Code. In general, no loss is recognized by a Portfolio upon payment of a premium in connection with the purchase of a put or call option. The character of any gain or loss recognized (i.e., long-term or short-term) will generally depend in the case of a lapse or sale of the option on the Portfolio's holding period for the option and in the case of an exercise of a put option on the Portfolio's holding period for the underlying security. The purchase of a put option may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security of the Portfolio. If the Portfolio writes a put or call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option written by a Portfolio is exercised, the character of the gain or loss depends on the holding period of the underlying security. The exercise of a put option written by a Portfolio is not a taxable transaction for the Portfolio.

         Many futures contracts, certain foreign currency forward contracts entered into by a Portfolio and all listed nonequity options written or purchased by the Portfolio (including options on debt securities, options on futures contracts, options on securities indexes and options on broad-based stock indexes) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term and on the last trading day of the fiscal year, all outstanding
Section 1256 positions will be marked to market (i.e. treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term. Under
Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options and similar financial instruments entered into or acquired by a Portfolio will be treated as ordinary income. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security owned by the Portfolio.

         Subchapter M of the Code requires that each Portfolio realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. Certain options, futures and forward activities of a Portfolio may increase the amount of gains realized by a Portfolio that are subject to the 30% limitation. Accordingly, the amount of such transactions that a Portfolio may undertake may be limited.

         Positions of a Portfolio which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Portfolio's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by a Portfolio.

         Positions of a Portfolio which consist of at least one position not governed by Section 1256 and at least one futures contract, foreign currency forward contract or nonequity option governed by Section 1256 which substantially diminishes the Portfolio's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. Each Portfolio will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Portfolio accrues receivables or liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as
"Section  988"  gains or  losses,  may  increase  or  decrease  the  amount of a
Portfolio's investment company taxable income to be distributed to its shareholders as ordinary income.

         If a Portfolio holds zero coupon securities or other securities which are issued at a discount, a portion of the difference between the issue price of zero coupon securities and the face value ("original issue discount") will be treated as income to the Portfolio each year, even though the Portfolio will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Portfolio which must be distributed to shareholders in order to maintain the qualification of the Portfolio as a regulated investment company and to avoid federal income tax at the Portfolio level. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. If a Portfolio acquires a debt instrument at a market discount, a portion of the gain recognized, if any, on disposition of such instrument may be treated as ordinary income.

         Dividend and interest income received by the Portfolios from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains respecting investments by foreign investors.

         Each Portfolio will be required to report to the Internal Revenue Service all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of shares, except in the case of certain exempt shareholders, which include most corporations. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if a Portfolio is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. Participating Insurance Companies that are corporations should furnish their taxpayer identification numbers and certify their status as corporations in order to avoid possible erroneous application of backup withholding.

         Shareholders of the Portfolios may be subject to state and local taxes on distributions received from such Portfolios and on redemptions of their shares.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution.

         The Fund is organized as a Massachusetts business trust, and neither the Fund nor the Portfolios are liable for any income or franchise tax in the Commonwealth of Massachusetts providing each Portfolio continues to qualify as a regulated investment company under Subchapter M of the Code.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons. Each shareholder which is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Portfolio, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by it, where such amounts are treated as income from U.S. sources under the Code.

         For further information concerning federal income tax consequences for the holders of the VA contracts and VLI policies, shareholders should consult the prospectus used in connection with the issuance of their particular contracts or policies. Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                           DIVIDENDS AND DISTRIBUTIONS

          (See "TAX STATUS, DIVIDENDS AND DISTRIBUTIONS" in the Fund's
                                  prospectus.)

Money Market Portfolio

         The net investment income of the Money Market Portfolio is determined as of the close of regular trading on the Exchange (normally 4 p.m. eastern time) on each day on which the Exchange is open for business. All of the net income so determined normally will be declared as a dividend to shareholders of record as of the close of regular trading on such Exchange after the purchase and redemption of shares. Unless the business day before a weekend or holiday is the last day of an accounting period, the dividend declared on that day will include an amount in respect of the Portfolio's income for the subsequent non-business day or days. No daily dividend will include any amount of net income in respect of a subsequent semi-annual accounting period. Dividends commence on the next business day after the date of purchase. Dividends will be invested in additional shares of the Portfolio at the net asset value per share, normally $1.00, determined as of the first business day of each month unless payment of the dividend in cash has been requested.

         Net investment income of the Money Market Portfolio consists of all interest income accrued on portfolio assets less all expenses of the Portfolio and amortized market premium. Accreted market discount is included in interest income. The Portfolio does not anticipate that it will normally realize any long-term capital gains with respect to its portfolio.

         Normally the Money Market Portfolio will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss realized. If the net income of the Portfolio determined at any time is a negative amount, the net asset value per share will be reduced below $1.00 unless one or more of the following steps are taken: the Trustees have the authority (1) to reduce the number of shares in each shareholder's account, (2) to offset each shareholder's pro rata portion of negative net income from the shareholder's accrued dividend account or from future dividends, or (3) to combine these methods in order to seek to maintain the net asset value per share at $1.00. The Fund may endeavor to restore the Portfolio's net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share will increase to the extent of positive net income which is not declared as a dividend.

         Should the Money Market Portfolio incur or anticipate, with respect to its portfolio, any unusual or unexpected significant expense or loss which would affect disproportionately the Portfolio's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and in receiving upon redemption a price per share lower than that which was paid. Similarly, should the Money Market Portfolio incur or anticipate any unusual or unexpected significant income, appreciation or gain which would affect disproportionately the fund's income for a particular period, the Trustees or the Executive Committee of the Trustees may consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such income, appreciation or gain on the dividend received by existing shareholders. Such actions may reduce the amount of the daily dividend received by existing shareholders.

Other Portfolios

         Each of the Bond Portfolio and the Capital Growth Portfolio has followed the practice of declaring and distributing a dividend of investment company taxable income, if any, quarterly, in January, April, July and October. Each Portfolio has distributed its net capital gain within three months of the end of each fiscal year. Both dividends and capital gain distributions will be reinvested in additional shares of such a Portfolio unless an election is made on behalf of a separate account to receive dividends and capital gain distributions in cash.

                             PERFORMANCE INFORMATION

            (See "Performance Information" in the Fund's prospectus)

         From time to time, quotations of a Portfolio's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures may be calculated in the following manner:

Money Market Portfolio

         A. Yield is the net annualized yield based on a specified seven calendar days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent. The yield of the Money Market Portfolio for the seven-day period ended December 31, 1994, was 5.20%.

         B. Effective yield is the net annualized yield for a specified seven calendar days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

                   Effective Yield = [(Base Period Return + 1)^(365/7)] - 1.

                  The effective yield of the Portfolio for the seven-day period ended December 31, 1994, was 5.23%.

         As described above, yield and effective yield are based on historical earnings and show the performance of a hypothetical investment and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses.

         In connection with communicating its yield or effective yield to current or prospective shareholders, the Money Market Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         From time to time, in marketing pieces and other fund literature, the Fund's yield and performance over time may be compared to the performance of broad groups of comparable mutual funds, bank money market deposit accounts and fixed-rate insured certificates of deposit (CDs), or unmanaged indexes of securities that are comparable to money market funds in their terms and intent, such as Treasury bills, bankers' acceptances, negotiable order of withdrawal accounts, and money market certificates. Most bank CDs differ from money market funds in several ways: the interest rate is fixed for the term of the CD, there are interest penalties for early withdrawal of the deposit, and the deposit principal is insured by the FDIC.

Bond Portfolio

         Yield is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                     YIELD = 2[((a-b)/cd + 1)^6 - 1] Where:

       a         =      dividends and interest earned during the period.
       b         =      expenses accrued for the period (net of reimbursements).
       c         =      the average daily number of shares outstanding during
                        the period that were entitled to receive dividends.
       d         =      the maximum offering price per share on the last day
                        of the period.

               Yield for the 30-day period ended December 31, 1994

                              Bond Portfolio 7.51%

All Portfolios

         A. Average Annual Total Return is the average annual compound rate of return for the periods of one year and five years (or such shorter periods as may be applicable dating from the commencement of the Portfolio's operations) all ended on the date of a recent calendar quarter.

                  Average annual total return quotations reflect changes in the price of a Portfolio's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Portfolio shares. Average annual total return is calculated by finding the average annual compound rates of return of a hypothetical investment over such periods, according to the following formula (average annual total return is then expressed as a percentage):

                              T = (ERV/P)^(1/n) - 1

                  Where:

             P         =       a hypothetical initial investment of $1,000
             T         =       average annual total return
             n         =       number of years
             ERV       =       ending  redeemable value: ERV is
                               the  value,  at  the  end  of  the
                               applicable     period,     of    a
                               hypothetical   $1,000   investment
                               made  at  the   beginning  of  the
                               applicable period.

         Average Annual Total Return for periods ended December 31, 1994

                               One Year       Five Years       Life of Fund

Money Market Portfolio         3.72%          4.63%            5.72%(1)
Bond Portfolio                 -4.79          7.79             8.12 (1)
Capital Growth Portfolio       -9.67          8.46             12.22 (1)

         (1) For the period beginning July 16, 1985 (commencement of operations)

         B. Cumulative Total Return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                 C = (ERV/P) - 1
                  Where:

             C         =       Cumulative Total Return
             P         =       a hypothetical initial investment of $1,000
             ERV       =       ending  redeemable value: ERV is
                               the  value,  at  the  end  of  the
                               applicable     period,     of    a
                               hypothetical   $1,000   investment
                               made  at  the   beginning  of  the
                               applicable period.

           Cumulative Total Return for periods ended December 31, 1994

                              One Year        Five Years      Life of Fund

Money Market Portfolio        3.72%           25.39%          69.31% (1)
Bond Portfolio                -4.79           45.52           109.40 (1)
Capital Growth Portfolio      -9.67           50.08           197.83 (1)

         (1) For the period beginning July 16, 1985 (commencement of operations)

         As described above, average annual total return, cumulative total return and yield are based on historical earnings and are not intended to indicate future performance. Average annual total return, cumulative total return and yield for a Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses.

         In connection with communicating its total return or yield to current or prospective shareholders, the Fund also may compare these figures for a Portfolio to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indexes which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Quoted yields on shares of the Fund's Portfolios will be of limited usefulness to policy and contract holders for comparable purposes because such quoted yields will be more than yields on participating contracts and policies due to charges imposed at the separate account level.

Comparison of Portfolio Performance

         From time to time, in marketing and other fund literature, the performance of the Fund's Portfolios may be compared to the performance of broad groups of mutual funds which are used in conjunction with variable annuities and have with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc., Morningstar, Inc. and the Variable Annuity Research and Data Service (V.A.R.D.S.R) may be cited. When independent tracking results are used, a Portfolio will be compared to Lipper's appropriate fund category, that is, by investment objective and portfolio holdings. For instance, growth Portfolios will be compared to funds within Lipper's growth fund category; income Portfolios will be compared to funds within Lipper's income fund category; and so on. Rankings may be listed among one or more of the asset-size classes as determined by Lipper.

         Lipper, Morningstar and V.A.R.D.S.R track and rank the performance of variable annuities in each of the major investment categories. Performance comparisons and rankings by Lipper, Morningstar and V.A.R.D.S.R are based on total return and assume reinvestment of income and capital gains, but do not take into account sales charges, redemption fees or certain other expenses charged at the separate account level.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Comparison of the quoted non-standardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Portfolios with performance quoted with respect to other investment companies or types of investments.

         From time to time, in marketing and other Fund literature, each Portfolio's performance may be compared to the performance of broad groups of comparable mutual funds or unmanaged indexes of comparable securities. Evaluations of performance made by independent sources may also be used in advertisements concerning each Portfolio, including reprints of, or selections from, editorials or articles about these Portfolios.

         The Bond Portfolio and the Capital Growth Portfolio may invest in foreign securities. The following graph illustrates the historical risks and returns of selected indices which track the performance of various combinations of United States and international securities for the ten year period ended December 31, 1994; results for other periods may vary. The graph uses ten year annualized international returns represented by the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index and ten year annualized United States returns represented by the S&P 500 Index. Risk is measured by the standard deviation in overall portfolio performance within each index. Performance of an index is historical, and does not represent the performance of a Fund, and is not a guarantee of future results.

(X-Y SCATTER CHART TITLE)
        ---------------------------------------------------------------
                               EFFICIENT FRONTIER
                    MSCI EAFE vs. S&P 500 (12/31/84-12/31/94)
        ---------------------------------------------------------------
                                [GRAPHIC OMITTED]

X-Y scatter chart placed here plotting total return versus standard deviation for pairings of percentages of S&P 500 and MSCI EAFE. Data plotted from (100% S&P , 0% MSCI EAFE) to (0% S&P, 100% MSCI EAFE) in 10% increments.

Source:  Lipper Analytical Services, Inc. (Data as of 12/31/94)

         Evaluation of Fund performance and other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund may include the following:

American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Morningstar, Inc., a company that, among other activities, analyzes, rates and ranks mutual funds and variable annuities.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

Mutual Funds, a monthly magazine devoted to mutual fund investing.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.

U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.

Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

Your Money, a bimonthly magazine featuring articles about personal investing and money management.

                           SHAREHOLDER COMMUNICATIONS

         Owners of policies and contracts issued by Participating Insurance Companies for which shares of one or more Portfolios are the investment vehicle will receive from the Participating Insurance Companies unaudited semi-annual financial statements and audited year-end financial statements certified by the Fund's independent public accountants. Each report will show the investments owned by the Fund and the market values thereof as determined by the Trustees and will provide other information about the Fund and its operations.

         Participating Insurance Companies with inquiries regarding the Fund may call the Fund's underwriter, Scudder Investor Services, Inc., at 617-295-1000 or write Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                         ORGANIZATION AND CAPITALIZATION

                   (See "ADDITIONAL INFORMATION - Shareholder
                   Indemnification" in the Fund's prospectus.)

General

         The Fund is an open-end investment company established under the laws of The Commonwealth of Massachusetts by Declaration of Trust dated March 15, 1985.

         As of December 31, 1994, AEtna Life Insurance and Annuity Company (151 Farmington Avenue PPH3, Hartford, CT 06156), owned of record and beneficially 9.58% of the Fund's total outstanding shares; and American Skandia Life

Assurance Corporation (1 Corporation Drive, Shelton, CT 06484), owned of record and beneficially 37.69% of the Bond Portfolio, 0.05% of the Capital Growth Portfolio, 0.14% of the Balanced Portfolio and 0.28% of the International
Portfolio; they owned of record and beneficially 4.53% of the Fund's total outstanding shares; and AUSA Life Insurance Company (4 Manhattanville Road, Purchase, NY 10577) owned of record and beneficially 0.33% of the International Portfolio; they owned of record and beneficially 0.08% of the Fund's total outstanding shares; and Banner Life Insurance Company of Rockville, MD (1701 Research Blvd., Rockville, MD 20850) owned of record and beneficially 0.16% of the Money Market Portfolio, 0.35% of the Bond Portfolio, 6.84% of the Balanced Portfolio, 0.44% of the International Portfolio, 0.01% of the Growth and Income Portfolio and 1.09% of the Capital Growth Portfolio; they owned of record and beneficially 0.53% of the Fund's total outstanding shares; and Charter National Life Insurance Company (8301 Maryland Avenue, St. Louis, MO 63105, a Missouri corporation) and its subsidiary, Intramerica Life Insurance Company (1 Blue Hills Plaza, Pearl River, NY 10965), owned of record and beneficially 71.43% of the Money Market Portfolio, 12.96% of the Bond Portfolio, 86.16% of the Balanced Portfolio, 29.73% of the Capital Growth Portfolio, 99.97% of the Growth and Income Portfolio and 21.59% of the International Portfolio; they owned of record and beneficially 48.88% of the Fund's total outstanding shares. In 1991, Charter National Life Insurance Company purchased the Colonial Penn Group, Inc., which indirectly owns Intramerica, a New York domestic life insurer. On November 1, 1992, First Charter Life Insurance Company ("First Charter"), a subsidiary of Charter National Life Insurance Company, was merged with and into Intramerica. As the company surviving the merger, Intramerica acquired legal ownership of all of First Charter's assets, including the Variable Account, and became responsible for all of First Charter's liabilities and obligations. As a result of the merger, all Contracts issued by First Charter before the merger became Contracts issued by Intramerica after the merger. Fortis Benefits Insurance Company (Norwest Bank, Sixth and Marquette-MS0063, Minneapolis, MN 55479) owned of record and beneficially 0.21% of the International Portfolio; they owned of record and beneficially 0.05% of the Fund's total outstanding shares; and Lincoln Benefit Life Insurance Company (134 South 13th Street, Lincoln, NE 68508) owned of record and beneficially 0.06% of the Bond Portfolio and 1.16% of the Balanced Portfolio; they owned of record and beneficially 0.04% of the Fund's total outstanding shares; and Mutual of America Life Insurance Company of New York (666 5th Avenue, New York, NY 10103, a New York corporation) and its subsidiary, American Life Insurance Company (666 5th Avenue, New York, NY 10103), owned of record and beneficially 47.43% of the Bond Portfolio, 65.04% of the Capital Growth Portfolio and 29.55% of the International Portfolio; they owned of record and beneficially 19.96% of the Fund's total outstanding shares; and Paragon Life Insurance Company (100 South Brentwood, St. Louis, MO 63105) owned of record and beneficially 0.01% of the Money Market Portfolio, 0.02% of the Bond Portfolio, 0.07% of the Capital Growth Portfolio, 0.21% of the Balanced Portfolio, 0.03% of the International Portfolio and 0.02% of the Growth and Income Portfolio; they owned of record and beneficially 0.03% of the Fund's total outstanding shares; and Providentmutual Life and Annuity Company of America, (300 Continental Drive, Newark, DE 19713) owned of record and beneficially 1.49% of the Bond Portfolio; they owned of record and beneficially 0.18% of the Fund's total outstanding shares; and Safeco Life Insurance Companies (15411 N.E. 51st Street, Redmond, WA 98052), owned of record and beneficially 5.49% of the Balanced Portfolio and 1.69% of the International Portfolio; they owned of record and beneficially 0.55% of the Fund's total outstanding shares; and The Union Central Life Insurance Company (1876 Waycross Road, Cincinnati, OH 45240) owned of record and beneficially 28.25% of the Money Market Portfolio, 4.02% of the Capital Growth Portfolio and 5.52% of the International Portfolio; they owned of record and beneficially 15.52% of the Fund's total outstanding shares; and United of Omaha Life Insurance Company (Mutual of Omaha Plaza, Law Division, 3301 Dodge Street, Omaha, NE 68131) owned of record and beneficially 0.15% of the Money Market Portfolio; they owned of record and beneficially 0.07% of the Fund's total outstanding shares.

         Shares entitle their holders to one vote per share; however, separate votes will be taken by each Portfolio on matters affecting an individual Portfolio. For example, a change in investment policy for the Money Market Portfolio would be voted upon only by shareholders of the Money Market Portfolio. Additionally, approval of the investment advisory agreement covering a Portfolio is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights, and are transferable.

         Shareholders have certain rights, as set forth in the Declaration of Trust of the Fund, including the right to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. Such removal can be effected upon the action of two-thirds of the outstanding shares of beneficial interest of the Fund.

Shareholder and Trustee Liability

         The Fund is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. Notice of such disclaimer will normally be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust provides for indemnification out of the Fund property of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

         The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                        ALLOCATION OF PORTFOLIO BROKERAGE

         To the maximum extent feasible, the Adviser places orders for portfolio transactions through its affiliate, the Distributor, which in turn places orders on behalf of the Fund with the issuer, underwriters or other brokers and dealers. The Distributor will receive no commissions, fees or other remuneration for this service. Allocation of brokerage is supervised by the Adviser.

         The Fund's purchases and sales of portfolio securities of the Money Market Portfolio and the Bond Portfolio and of debt securities acquired for the other Portfolios, are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter. Transactions in equity securities generally involve the payment of a brokerage commission.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for any Portfolio is to obtain the most favorable net results taking into account such factors as price, commission (negotiable in the case of U.S. stock exchange transactions but which is generally fixed in the case of foreign exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker/dealer. Subject to the foregoing, the Adviser may consider sales of variable life insurance policies and variable annuity contracts for which the Fund is an investment option as a factor in the selection of firms to execute portfolio transactions. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to the custodian of the Fund for valuation purposes, or who supply research, market and statistical information to the Adviser. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities; and the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction solely on account of the receipt of research, market or statistical information. Subject to the foregoing, the Adviser may consider sales of variable life insurance policies and variable annuity contracts for which the Fund is an investment option, as a factor in the selection of firms to execute portfolio transactions. Except for implementing the policy stated above, there is no intention to place portfolio transactions with any particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the securities being traded unless, in the opinion of the Adviser, after exercising care, it appears that more favorable results are available otherwise.

         Subject also to obtaining the most favorable net results, the Adviser may place brokerage transactions with Bear, Stearns & Co. A credit against the custodian fee due to State Street Bank and Trust Company equal to one-half of the commission on any such transaction will be given with respect to the applicable Portfolio on any such transaction. During the fiscal year ended December 31, 1994, no such credit was applied against the custodian fee.

         Although certain research, market and statistical information from brokers and dealers is useful to the Fund and the Adviser, it is the opinion of the Adviser that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.

         In the years ended December 31, 1992, 1993 and 1994, the Fund paid brokerage commissions of $468,796, $1,084,463 and $2,006,264, respectively. In the year ended December 31, 1994, the Capital Growth Portfolio paid brokerage commissions of $420,391. In the year ended December 31, 1994, $388,483 (92.47%) of the total brokerage commissions paid by the Capital Growth Portfolio resulted from orders placed, consistent with the policy of obtaining the most favorable net results, with brokers and dealers who provided supplementary research information to the Portfolios or the Adviser. The amount of such transactions aggregated $208,703,545 for the Capital Growth Portfolio (93.13% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer with regard to the above-mentioned or other special factors.

         The Trustees will periodically review whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable. No recapture arrangements are currently in effect.

                               PORTFOLIO TURNOVER

         The average annual portfolio turnover rate for each Portfolio, i.e. the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the years ended December 31, 1993 and 1994, respectively, was:

                                                       December 31,
                                                  1993              1994

   Bond Portfolio                                125.15%            96.55%
   Capital Growth Portfolio                      95.31              66.44

         Under the above definition, the Money Market Portfolio will have no portfolio turnover. Purchases and sales, for these Portfolios, are made for the Portfolio whenever necessary, in management's opinion, to meet the Portfolio's objective.

                                     EXPERTS

         The Financial Highlights of the Fund included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been audited by Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109, independent accountants, and have been so included or incorporated by reference in reliance upon the accompanying report of said firm, which report is given upon their authority as experts in accounting and auditing.

                                     COUNSEL

         The firm of Dechert Price & Rhoads, Ten Post Office Square, Suite 1230, Boston, Massachusetts 02109, is counsel for the Fund.

                             ADDITIONAL INFORMATION

         The activities of the Fund are supervised by its Trustees, who are elected by shareholders. Shareholders have one vote for each share held. Fractional shares have fractional votes.

         Portfolio securities of the Fund are held separately, pursuant to a custodian agreement, by State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian.

         Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110-4103, a wholly-owned subsidiary of the Adviser, computes net asset value for the Portfolios. Money Market Portfolio pays SFAC an annual fee equal to 0.020% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. Bond Portfolio and Capital Growth Portfolio each pay SFAC an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million and 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service.

         Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts, 02107-2291, is the transfer and dividend paying agent for the Fund.

         The Fund has a December 31 fiscal year end.

         The name "Scudder Variable Life Investment Fund" is the designation of the Trustees for the time being under a Declaration of Trust dated March 15, 1985, as amended from time to time, and all persons dealing with the Fund must look solely to the property of the Fund for the enforcement of any claims against the Fund as neither the Trustees, officers, agents or shareholders assume any personal liability for obligations entered into on behalf of the Fund. Upon the initial purchase of shares, the shareholder agrees to be bound by the Fund's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts.

         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed with the SEC under the Securities Act of 1933 and reference is hereby made to the Registration Statement, and its amendments, for further information with respect to the Fund and the securities offered hereby. The Registration Statement, and its amendments, are available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS

         The financial statements, including the investment portfolio of Scudder Variable Life Investment Fund, together with the Report of Independent Accountants, Financial Highlights and notes to financial statements are incorporated by reference and attached hereto in the Annual Report to the Shareholders of the Fund dated December 31, 1994, and are hereby deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

Description of Bond Ratings

Moody's Investors Service, Inc.

         Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's Corporation

         AAA: Bonds rated AAA are highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

        AA: Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A: Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         Bonds rated BB and B are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         BB: Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

         B: Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

Description of Commercial Paper Ratings

Moody's Investors Service, Inc.

       P-1: Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

Standard & Poor's Corporation

       A-1: Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payment of debt considered short-term in the relevant market. The A-1 designation indicates the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

                                   APPENDIX D

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                      Annual Report dated December 31, 1994


     The Fund's annual report dated December 31, 1994, is incorporated by reference to Appendix D of Part B of the initial registration statement on Form N-14 for Separate Account 1 of Washington National Insurance Company and Scudder Variable Life Investment Fund (File No. 33-62861), as filed with the Commission on September 22, 1995, and will accompany the Statement of Additional Information sent to Separate Account Voters.

                                   APPENDIX E

                      SCUDDER VARIABLE LIFE INVESTMENT FUND
                     Semi-Annual Report dated June 30, 1995


     The Fund's semi-annual report dated June 30, 1995, is incorporated by reference to Appendix E of the Part B of the initial registration statement on Form N-14 for Separate Account 1 of Washington National Insurance Company and Scudder Variable Life Investment Fund (File No. 33-62861), as filed with the Commission on September 22, 1995, and will accompany the Statement of Additional Information sent to Separate Account Voters.

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification
         ---------------

      a) Separate Account I of Washington National Insurance Company:
         ------------------------------------------------------------

     Pursuant to an Indemnification Agreement, the members of the Board of Directors and the officers of Separate Account I of Washington National Insurance Company (the "Separate Account") are indemnified by Washington National Insurance Company and Washington National Corporation against claims and liabilities to which such persons may become subject by reason of having acted as a member of such Board of Directors or an officer so long as the following conditions are met:

     1. The person acted in good faith and in a reasonable manner believed to be in or not opposed to the best interests of the Separate Account; and

     2. If the proceeding was criminal, the person had no reasonable cause to believe his or her conduct was unlawful.

     In the absence of an adjudication that a member of the Board of Directors or an officer committed no willful misfeasance, gross negligence or reckless disregard of duty, the person will be indemnified only if a determination has been made by a majority of the members of the Board of Directors not involved in the proceeding, or by written opinion of independent counsel, that such indemnification would be appropriate.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to members of the Board of Directors and officers of the Separate Account pursuant to the provisions described in the Indemnification Agreement, the Separate Account has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Separate Account of expenses incurred or paid by a member of the Board of Directors, officer or controlling person of the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such member of the Board of Directors or officer in connection with the securities being registered, the Separate Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (b) Scudder Variable Life Investment Fund:
         --------------------------------------

     A policy of insurance covering Scudder, Stevens & Clark, Inc., its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures Trustees and officers of Scudder Variable Life Investment Fund (the "Fund") and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

     Article IV, Sections 4.1 - 4.3 of the Fund's Declaration of Trust provide as follows:

                  Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Fund Property or the acts, obligations or affairs of the Fund. No Trustee, officer, employee or agent of the Fund shall be subject to any personal liability whatsoever to any Person, other than to the Fund or its Shareholders, in connection with Fund Property or the affairs of the Fund, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Fund Property for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any Shareholder, Trustee, officer, employee, or agent, as such, of the Fund, is made a party to any suit or proceeding to enforce any such liability of the Fund, he shall not, on account thereof, be held to any personal liability. The Fund shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 4.1 shall not exclude any other right to which such Shareholder may be lawfully
                  entitled,   nor  shall  anything  herein  contained
                  restrict the right of the Fund to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Fund shall be liable to the Fund, its Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  Section 4.3. Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                           (i) every person who is, or has been, a Trustee or officer of the Fund shall be indemnified by the Fund to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                           (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                  (b) No indemnification shall be provided hereunder to a Trustee or officer:

                           (i)  against  any   liability  to  the  Fund  or  the
                           Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                           (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Fund;

                           (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

                                   (A) by the court or other body approving the
                                    settlement or other disposition; or

                                    (B) based upon a review of readily available
                                    facts  (as  opposed  to a full  trial-  type
                                    inquiry)  by (x) vote of a  majority  of the
                                    Disinterested Trustees acting on the matter
                                    (provided that a majority of the
                                    Disinterested Trustees then in office act on
                                    the  matter)  or  (y)  written   opinion  of
                                    independent legal counsel.

                  (c) The rights of indemnification herein provided may be insured against by policies maintained by the Fund, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Fund other than Trustees and officers may be entitled by contract or otherwise under law.

                  (d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 shall be advanced by the Fund prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

                           (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Fund shall be insured against losses arising out of any such advances; or

                           (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                  As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

     (c)  Participation Agreement:

     The Participation Agreement (a Form of which is attached as Exhibit 5(b) hereto) between Scudder Variable Life Investment Fund (the "Fund") and Washington National Insurance Company ("Washington National") contains cross-indemnification provisions pursuant to which: (a) Washington National agrees to indemnify and hold harmless the Fund and each of its Trustees and officers and each person, if any, who controls the Fund within the meaning of Section 15 of the Securities Act of 1933 (the "Act") against any and all losses, claims, damages, liabilities or litigation (including legal and other expenses), arising out of the acquisition of any of the Fund's shares of beneficial interest ("Shares") by any person, to which the Fund or such Trustees, officers or controlling person may become subject under the Act, under any other statute, at common law or otherwise, which may be based on certain acts, statements, or omissions; and (b) the Fund agrees to indemnify and hold harmless Washington National and each of its Directors and officers and each person, if any, who controls Washington National within the meaning of Section 15 of the Act against any and all losses, claims, damages, liabilities or litigation (including legal and other expenses) to which it or such Directors, officers or controlling person may become subject under the Act, under any other statute, at common law or otherwise, arising out of the acquisition of any Shares by any person which may be based on certain acts, statements, or omissions.

     (d)  Reimbursement Agreement:

     The Reimbursement Agreement (a Form of which is attached as Exhibit 17(c) hereto) between Scudder, Stevens, & Clark, Inc. ("SS&C") and Washington National Insurance Company ("Washington National") contains cross-indemnification provisions pursuant to which: (a) Washington National agrees to indemnify and hold harmless SS&C and each of its Directors and officers and each person, if any, who controls SS&C within the meaning of Section 15 of the Securities Act of 1933 (the "Act") or any person, controlled by or under common control with SS&C against any and all losses, claims, damages, liabilities or litigation (including legal and other expenses) to which SS&C or such Directors, officers or controlling person may become subject under the Act, under any other statute, at common law or otherwise, arising out of the acquisition of any of the Fund's shares of beneficial interest ("Shares") by any person which may be based on certain acts, statements, or omissions; (b) SS&C agrees to indemnify and hold harmless Washington National and each of its Directors and officers and each person, if any, who controls Washington National within the meaning of Section 15 of the Act against any and all losses, claims, damages, liabilities or litigation (including legal and other expenses) to which it or such Directors, officers or controlling person may become subject under the Act, under any other statute, at common law or otherwise, arising out of the acquisition of any Shares by any person which may be based on certain acts, statements, or omissions; and (c) SS&C agrees to indemnify and hold harmless Washington National and each of its Directors and officers against any and all losses, claims, damages, liabilities or litigation arising from the imposition of additional federal income taxes on Washington National or any policyholder under certain circumstances.

Item 16. Exhibits.

(1)      (a)      Resolution of Executive Committee of Board of Directors of
                  Washington National Insurance Company establishing Separate
                  Account I of Washington National Insurance Company a1/

         (b)      (i)      Declaration of Trust of Scudder Variable Life
                           Investment Fund dated March 15, 1985 b1/

                  (ii) Amendment to the Declaration of Trust of Scudder Variable Life Investment Fund dated March 10, 1988 b7/

                  (iii) Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value b1/

                  (iv) Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value b3/

                  (v) Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value, with respect to the Managed International Portfolio b5/

                  (vi) Amended Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value dated April 15, 1988 b7/

                  (vii) Amended Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value dated April 30, 1993 b9/

                  (viii)   Abolition of Series b9/

                  (ix) Amended Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value, with respect to the Growth and Income Portfolio dated February 11, 1994 b10/

(2)      (a)      Rules and Regulations of Separate Account I of Washington
                  National Insurance Company, as amended a2/

         (b)      (i)      By-Laws of Scudder Variable Life Investment Fund
                           dated March 15, 1985 b1/

                  (ii) Amendment to the By-Laws of Scudder Variable Life Investment Fund dated November 13, 1991 b8/

(3)      (a)      (Not applicable to Separate Account I of Washington National
                  Insurance Company)

         (b)      (Not applicable to Scudder Variable Life Investment Fund)

(4) Form of Asset Transfer Agreement and Plan of Reorganization, (incorporated by reference from Appendix A to the Proxy Statement/Prospectus forming a part of this Registration Statement*)

(5)      (a)      (i)    Non Qualified Individual Variable Annuity Contract a3/

                  (ii)   Tax Qualified Individual Variable Annuity Contract a3/

                  (iii) Non Qualified Group Allocated Variable Annuity Contract a3/

                  (iv) Certificate for Non Qualified Group Allocated Variable Annuity Contract a3/

                  (v)    Tax Qualified Group Allocated Variable Annuity
                         Contract a3/

                  (vi) Certificate for Tax Qualified Group Allocated Variable Annuity Contract a3/

                  (vii) Tax Qualified Group Unallocated Variable Annuity Contract a3/

                  (viii) Certificate for Tax Qualified Group Unallocated
                         Variable Annuity Contract a3/

                  (ix) Total and Permanent Disability Benefit Rider on Form ED30-1 for Non Qualified and Tax Qualified Individual Variable Annuity Contracts a2/

                  (x) Tax Qualification Amendment on Form V32-1 for Tax Qualified Individual Variable Annuity Contracts a2/

                  (xi) Tax Qualification Amendment on Form V33-1 for Tax Qualified Individual Variable Annuity Contract a3/

                  (xii) Individual Retirement Annuity Rider on Form OFA7-2 for Tax Qualified Individual Variable Annuity Contract a2/

                  (xiii) Tax Qualification Amendment on Form V36-1 for Tax Qualified Group Variable Annuity Contract a2/

                  (xiv) Tax Qualification Amendment on Form V42-1 for Tax Qualified Group Variable Annuity Contract a3/

                  (xv) Amendment for Contracts under Texas Optional Retirement Program a3/

                  (xvi) Distribution on Death of the Contract Owner Rider on Form ED 188 a7/

                  (xvii)  Tax Qualification Amendment on Form V38-1 a7/

                  (xviii) Tax Qualified Amendment (Joint and Survivor Annuity)
                          on Form OFA20-1 a7/

                  (xix) Amendment to Contracts regarding assignment and option restriction on Form TDA-V32-1 a7/

                  (xx)    Individual Retirement Annuity Rider on Form V116-2 a7/

                  (xxi) Annuity Loan Rider for certain states on Form ED224-1 a8/

                  (xxii) Annuity Loan Rider for Wisconsin only on Form ED224A a8/

         (b) Form of Participation Agreement between Scudder Variable Life Investment Fund and Washington National Insurance Company**

(6)      (a)      (i)     Investment Management Agreement dated July 26, 1983
                          between Washington National Insurance Company and
                          Separate Account I of Washington National
                          Insurance Company a2/

                  (ii) Investment Sub-Advisory Agreement, effective January 1, 1994, between NBD Bank and Washington National Insurance Company a12/

         (b)      (i)     Investment Advisory Agreement between Scudder Variable
                          Life Investment Fund and Scudder, Stevens & Clark Ltd.
                          dated November 14, 1986 b4/

                  (ii) Investment Advisory Agreement between the Registrant and Scudder, Stevens & Clark, Inc. with respect to the Managed International Portfolio b6/

                  (iii) Investment Advisory Agreement between the Registrant and Scudder, Stevens & Clark, Inc. with respect to the Growth and Income Portfolio dated May 1, 1994 b11/

(7)      (a)      (i)    Distribution Agreement dated July 26, 1983 between
                         Separate Account I of Washington National Insurance
                         Company and Washington National Equity Company a2/

                  (ii) Agreement dated July 26, 1983 between Washington National Insurance Company and Washington National Equity Company a2/

                  (iii) Form of Agent Agreement among Washington National Insurance Company, Washington National Equity Company and agents a2/

         (b)      (i)    Underwriting Agreement between Scudder Variable Life
                         Investment Fund and Scudder Investor Services, Inc., dated July 12, 1985 b2/

                  (ii) Participating Contract and Policy Agreement between Scudder, Investor Services, Inc. and Participating Insurance Companies b2/

                  (iii) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Carillon Investments, Inc. dated February 18, 1992 b9/

                  (iv) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and AEtna Life Insurance and Annuity Company dated April 27, 1992 b9/

                  (v) Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and PNMR Securities, Inc. dated December 1, 1992 b9/

                  (vi)   Prototype Participating Contract and Policy Agreement
                          b10/

(8)      (a)      (Not applicable to Separate Account I of Washington National
                  Insurance Company)

         (b)      (Not applicable to Scudder Variable Life Investment Fund)

(9)      (a)      Custody Agreement dated May 1991 among Washington National
                  Insurance Company, Separate Account I of Washington National
                  Insurance Company and Continental Bank, N.A. a11/

         (b)      (i)         Custodian Contract between Scudder Variable Life
                              Investment Fund and State Street Bank and Trust
                              Company dated August 22, 1985 b2/

                  (ii)        Fee schedule for Exhibit 9(b)(i) b7/

                  (iii) Amendment to the Custodian Contract dated February 17, 1987 b7/

                  (iv) Amendment to the Custodian Contract dated February 17, 1987 b7/

                  (v) Amendment to the Custodian Contract dated August 13, 1987 b7/

                  (vi) Amendment to the Custodian Contract dated August 12, 1988 b7/

                  (vii) Amendment to the Custodian Contract dated August 9, 1991 b8/

                  (viii)      Fee schedule for Exhibit 9(b)(i) b11/

(10)     (a)      (Not applicable to Separate Account I of Washington National
                  Insurance Company)

         (b)      (Not applicable to Scudder Variable Life Investment Fund)

(11)     (a)      Opinion of counsel and consent to its use as to the legality of the securities being registered by Separate Account I of Washington National Insurance Company**

         (b) Opinion of counsel and consent to its use as to the legality of the securities being registered by Scudder Variable Life Investment Fund (to be filed with the Rule 24f-2 Notice of Scudder Variable Life Investment Fund)

(12) Opinion of counsel and consent to its use, supporting the tax matters and consequences to Contract Owners discussed in Part A of this registration statement**

(13)     (a)      (i)         Administrative Services Agreement dated July 26,
                              1983 between Separate Account I of Washington
                              National Insurance Company and Washington National
                              Insurance Company a2/

                  (ii) Indemnification Agreement dated July 20, 1983 for Directors and Officers of Separate Account I of Washington National Insurance Company a2/

                  (iii) Service Agreement dated October 21, 1983 between Washington National Insurance Company and DST Systems, Inc. a3/

                  (iv) Recordkeeping Agency Agreement between Washington National Insurance Company and Investors Fiduciary Trust Company a2/

                  (v) Service Agreement dated February 26, 1990 between Washington National Insurance Company and Financial Administrative Services, Inc. a10/

         (b)      (i)         Transfer, Dividend Disbursing and Plan Agency
                              Agreement between Scudder Variable Life Investment
                              Fund and State Street Bank and Trust Company dated
                              July 12, 1985 b2/

                  (ii)        Fee schedule for Exhibit 13(b)(i) b2/

                  (iii) Transfer Agency and Service Agreement between Scudder Variable Life Investment Fund and Scudder Service Corporation dated April 6, 1992 b9/

                  (iv) Participation Agreement between the Registrant and Security Equity Life Insurance Company dated September 10, 1985 b2/

                  (v) Amendment to Participation Agreement between the Registrant and Security Equity Life Insurance Company dated July 21, 1987 b6/

                  (vi) Participation Agreement between the Registrant and Charter National Life Insurance Company dated June 9, 1986 b6/

                  (vii) Amendment to Participation Agreement between the Registrant and Charter National Life Insurance Company dated July 20, 1987 b6/

                  (viii) Amendment to Participation Agreement between the Registrant and Charter National Life Insurance Company dated May 2, 1988 b7/

                  (ix) Amendment to Participation Agreement between the Registrant and Charter National Life Insurance Company dated June 30, 1991 b8/

                  (x) Participation Agreement between the Registrant and The Union Central Life Insurance Company dated February 18, 1992 b9/

                  (xi) Participation Agreement between the Registrant and AEtna Life Insurance and Annuity Company dated April 27, 1992 b9/

                  (xii) Participation Agreement between the Registrant and Safeco Life Insurance Companies dated December 31, 1992 b9/

                  (xiii)      Prototype Participation Agreement - Form A b10/

                  (xiv)       Prototype Participation Agreement - Form B b10/

                  (xv)        First   Amendment   to  the   Fund   Participation
                              Agreement between AEtna Life Insurance and Annuity Company and the Fund dated February 19, 1993 b10/

                  (xvi)       Second   Amendment   to  the  Fund   Participation
                              Agreement between AEtna Life Insurance and Annuity Company and the Fund dated August 13, 1993 b10/

                  (xvii) First Amendment to the Participation Agreement between Mutual of America Life Insurance Company, The American Life Insurance Company of New York and the Fund dated August 13, 1993. b10/

                  (xviii) First Amendment to the Participation Agreement between The Union Central Life Insurance Company and the Fund dated September 30, 1993. b10/

                  (xix) Accounting Services Agreement between Scudder Variable Life Investment Fund and Scudder Investor Services, Inc. dated August 1, 1989 b11/

                  (xx) Fund Accounting Services Agreement between Scudder Variable Life Investment Fund, on behalf of the Money Market Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 b11/

                  (xxi) Fund Accounting Services Agreement between Scudder Variable Life Investment Fund, on behalf of the Bond Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 b11/

                  (xxii) Fund Accounting Services Agreement between the Registrant, on behalf of the Balanced Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 b11/

                  (xxiii) Fund Accounting Services Agreement between the Registrant, on behalf of the Growth and Income Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 b11/

                  (xxiv) Fund Accounting Services Agreement between Scudder Variable Life Investment Fund, on behalf of the Capital Growth Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 b11/

                  (xxv) Fund Accounting Services Agreement between the Registrant, on behalf of the International Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 b11/

(14)     (a)      Consent of Ernst & Young LLP**

         (b)      Consent of Coopers & Lybrand L.L.P.**

(15)     (Not applicable)

(16)     (a)   Powers of Attorney executed by certain Directors of Separate
               Account I of Washington National Insurance Company*

         (b) Powers of Attorney executed by certain Trustees of Scudder Variable Life Investment Fund**

(17)     (a)   Copy of earlier declaration by Separate Account I of Washington
               National Insurance Company registering an indefinite number of securities pursuant to Rule 24f-2 under the Investment Company
               Act of 1940**

         (b) Copy of earlier declaration by Scudder Variable Life Investment Fund registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940 b12/

         (c) Form of Reimbursement Agreement between Scudder, Stevens & Clark, Inc. and Washington National Insurance Company**

-------------
*     Filed herewith.

** Incorporated herein by reference to the initial registration statement on Form N-14 for Separate Account I of Washington National Insurance Company and Scudder Variable Life Investment Fund (File 33-62861), filed with the Commission on September 22, 1995.

a1/ Incorporated herein by reference to the initial registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on December 30, 1982.

a2/ Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on July 29, 1983.

a3/ Incorporated herein by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on October 31, 1983.

a4/ Incorporated herein by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on May 1, 1985.

a5/ Incorporated herein by reference to Post-Effective Amendment No. 3 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on May 20, 1985.

a6/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on March 2, 1987.

a7/ Incorporated herein by reference to Post-Effective Amendment No. 6 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on April 22, 1987.

a8/ Incorporated herein by reference to Post-Effective Amendment No. 7 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on April 29, 1988.

a9/ Incorporated herein by reference to Post-Effective Amendment No. 10 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on April 27, 1990.

a10/ Incorporated herein by reference to Post-Effective Amendment No. 11 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on April 29, 1991.

a11/ Incorporated herein by reference to Post-Effective Amendment No. 12 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on April 30, 1992.

a12/ Incorporated herein by reference to Post-Effective Amendment No. 14 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on April 26, 1994.

a13/ Incorporated herein by reference to Post-Effective Amendment No. 15 to the registration statement on Form N-3 for Separate Account I of Washington National Insurance Company (File No. 2-81129), filed with the Commission on April 25, 1995.

b1/ Incorporated herein by reference to Pre-Effective Amendment No. 4 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461), filed with the Commission on July 11, 1985.

b2/ Incorporated herein by reference to Post-Effective Amendment No. 1 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461), filed with the Commission on January 2, 1986.

b3/ Incorporated herein by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461) filed with the Commission on March 3, 1986.

b4/ Incorporated herein by reference to Post-Effective Amendment No. 5 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461), filed with the Commission on January 30, 1987.

b5/ Incorporated herein by reference to Post-Effective Amendment No. 7 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461), filed with Commission on April 30, 1987.

b6/ Incorporated herein by reference to Post-Effective Amendment No. 8 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461), filed with Commission on March 4, 1988.

b7/ Incorporated herein by reference to Post-Effective Amendment No. 9 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461), filed with the Commission on March 3, 1989.

b8/ Incorporated herein by reference to Post-Effective Amendment No. 12 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461), filed with the Commission on March 2, 1992.

b9/ Incorporated herein by reference to Post-Effective Amendment No. 13 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461), filed with the Commission on March 2, 1993.

b10/ Incorporated herein by reference to Post-Effective Amendment No. 14 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461), filed with the Commission on March 2, 1994.

b11/ Incorporated herein by reference to Post-Effective Amendment No. 15 to the registration statement on Form N-1A for Scudder Variable Life Investment Fund (File No. 2-96461), filed with the Commission on November 1, 1994.

b12/ Incorporated herein by reference to the initial registration statement on Form N-14 for Scudder Variable Life Investment Fund (File No. 33-45797), filed with the Commission on February 18, 1992.

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES
                                   ----------

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of Separate Account I of Washington National Insurance Company in the Village of Lincolnshire and State of Illinois on the 29 day of November, 1995.

                                SEPARATE ACCOUNT I OF
                                WASHINGTON NATIONAL INSURANCE COMPANY



                                By: /s/ Craig R. Edwards
                                    ------------------------
                                   Craig R. Edwards, Secretary and Counsel

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                  Title                       Date
---------                  -----                       ----

_________________________* Chairman of the Board of    ________________
James E. Dresmal           Directors and Director
                           (Principal Executive,
                           Financial, and Accounting
                           Officer)

_________________________* Director                    ________________
Harry C. Benford, III

_________________________* Director                    ________________
George J. Cyrus, Jr.

/s/ Barbara Cremin         Director                    November 29, 1995
_________________________
Barbara A. Cremin

_________________________* Director                    ________________
William P. Zeh




* By: /s/ Barbara Cremin
     ------------------------
     Barbara A. Cremin, Attorney-in-Fact and Agent, on November 29, 1995, pursuant to the Power of Attorney filed as Exhibit 16(a) hereto.

                                   SIGNATURES
                                   ----------

     As required by the Securities Act of 1933, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 28th day of November, 1995.


                                   SCUDDER VARIABLE LIFE INVESTMENT FUND

                                   By /s/Thomas F. McDonough
                                      ----------------------
                                      Thomas F. McDonough, Secretary


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE               TITLE                     DATE
---------               -----                     ----


/s/David B. Watts
--------------
David B. Watts*         President (Principal      November 28, 1995
                        Executive Officer)
                        and Trustee


/s/Daniel Pierce
-------------
Daniel Pierce*          Vice President and        November 28, 1995
                        Trustee


/s/Dr. Kenneth Black, Jr.
----------------------
Dr. Kenneth Black, Jr.* Trustee                   November 28, 1995


/s/Peter B. Freeman
----------------
Peter B. Freeman*       Trustee                   November 28, 1995


/s/Dr. J. D. Hammond
-----------------
Dr. J. D. Hammond*      Trustee                   November 28, 1995


--------------------
Rosita P. Chang         Trustee


/s/Pamela A. McGrath
-----------------
Pamela A. McGrath       Treasurer (Principal      November 28, 1995
                        Financial and
                        Accounting Officer)
                        and Vice President


* By: /s/Thomas F. McDonough
      -------------------
      Thomas F. McDonough, Attorney-in-Fact and Agent, on November 28, 1995, pursuant to the Power of Attorney previously filed.



                                                   EXHIBIT INDEX


Exhibit
Number                                                                                                             Page



(16) (a)       Powers of Attorney executed by certain Directors of Separate Acount I of Washington
               National Insurance Company

